united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22153

Dunham Funds

(Exact name of registrant as specified in charter)

10251 Vista Sorrento Pkwy, Ste. 200, San Diego, CA 92121

(Address of principal executive offices) (Zip code)

James Ash

Gemini Fund Services, LLC., 80 Arkay Dr., Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 10/31

Date of reporting period: 1/31/15

Item 1. Schedule of Investments.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Corporate/Government Bond Fund
January 31, 2015
	Principal	Interest		Maturity
Security	Amount	Rate		Date	Value
CORPORATE BONDS & NOTES - 55.2%
AEROSPACE/DEFENSE - 0.3%
Spirit AeroSystems, Inc.	$ 30,000	5.250%		3/15/2022	$ 30,825
TransDigm, Inc.	110,000	6.000		7/15/2022	110,275
					141,100
AIRLINES ABS - 1.0%
Air Canada 2013-1 Class B Pass Through Trust - 144A	105,704	5.375		5/15/2021	109,403
Continental Airlines 2009-2 Class A Pass Through Trust	232,395	7.250		11/10/2019	268,417
United Airlines 2009-2A Pass Through Trust	154,335	9.750		1/15/2017	171,312
					549,132
AUTO MANUFACTURERS - 0.8%
Ford Motor Credit Co. LLC.	270,000	5.750		2/1/2021	315,334
General Motors Financial Co., Inc.	130,000	3.500		7/10/2019	133,350
					448,684
AUTO PARTS & EQUIPMENT - 0.7%
Lear Corp.	100,000	5.250		1/15/2025	102,500
Meritor, Inc.	215,000	6.750		6/15/2021	224,138
MPG Holdco I, Inc. - 144A	10,000	7.375		10/15/2022	10,450
Tenneco, Inc.	40,000	5.375		12/15/2024	41,800
					378,888
AUTOMOBILE ABS - 2.1%
California Republic Auto Receivables Trust 2014-3 A4	390,000	1.790		3/16/2020	393,980
Capital Auto Receivables Asset Trust / Ally 2013-1 C	590,000	1.740		10/22/2018	593,840
Ford Credit Auto Owner Trust 2013-B D	194,000	1.820		11/15/2019	196,097
					1,183,917
BANKS - 8.2%
Banco de Credito del Peru - 144A	170,000	6.125	+	4/24/2027	184,238
Banco de Credito e Inversiones - 144A	325,000	4.000		2/11/2023	327,815
Banco Internacional del Peru SAA -144A	200,000	6.625	+	3/19/2029	215,000
Banco Santander Chile - 144A	300,000	3.875		9/20/2022	306,597
Bank of America Corp	175,000	5.625		7/1/2020	203,303
Barclays Bank PLC - 144A	270,000	6.050		12/4/2017	299,020
Citigroup, Inc.	130,000	4.050		7/30/2022	137,000
Citigroup, Inc.	100,000	5.800	+	Perpetual	100,469
Goldman Sachs Group Inc.	185,000	5.750		1/24/2022	219,676
Goldman Sachs Group Inc.	75,000	5.700	+	Perpetual	77,063
JPMorgan Chase & Co	300,000	5.150	+	Perpetual	290,250
JPMorgan Chase & Co	40,000	6.125		6/27/2017	44,284
Macquarie Bank Ltd. - 144A	17,000	6.625		4/7/2021	20,158
Morgan Stanley	185,000	4.100		5/22/2023	191,651
Morgan Stanley	105,000	5.450	+	Perpetual	106,846
Morgan Stanley	225,000	6.375		7/24/2042	307,492
PNC Financial Services Group, Inc.	255,000	4.850	+	Perpetual	247,669
SunTrust Banks, Inc.	30,000	5.625		Perpetual	30,525
Turkiye Garanti Bankasi AS - 144A	330,000	5.250		9/13/2022	344,985
UBS AG	650,000	7.625		8/17/2022	777,008
Zions Bancorporation	115,000	4.500		6/13/2023	123,963
					4,555,012
BUILDING MATERIALS - 0.6%
Builders FirstSource, Inc. - 144A	100,000	7.625		6/1/2021	101,000
Builing Materials Corp of America - 144A	50,000	5.375		11/15/2024	51,000
CPG Merger Sub LLC - 144A	85,000	8.000		10/1/2021	86,913
Masco Corp.	95,000	5.950		3/15/2022	106,341
					345,254
CHEMICALS - 1.5%
Hexion US Finance Corp.	170,000	6.625		4/15/2020	160,544
Methanex Corp.	130,000	4.250		12/1/2024	130,651
New Market Corp.	305,000	4.100		12/15/2022	322,104
Rayoneir AM Products, Inc. - 144A	70,000	5.500		6/1/2024	60,025
Tronox Finance LLC.	175,000	6.375		8/15/2020	174,125
					847,449

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
Dunham Corporate/Government Bond Fund
January 31, 2015
	Principal	Interest		Maturity
Security	Amount	Rate		Date	Value
COAL - 0.1%
Consol Energy, Inc. - 144A	$ 70,000	5.8750%		4/15/2022	$ 61,075

COMMERCIAL MBS - 6.6%
A10 Securitization 2013-1 B LLCA10 2013-1 B - 144A	300,000	4.120		11/15/2025	301,291
Aventura Mall Trust 2013-AVM - 144A	100,000	3.743	+	12/5/2032	106,720
Bear Stearns Commercial Mortgage Securities Trust 2005-PWR9 A4B	580,000	4.943		9/11/2042	590,590
Bear Stearns Commercial Mortgage Securities Trust 2007-TOP28 A3	62,167	5.793		9/11/2042	62,121
Citigroup Commercial Mortgage Trust 2007-C6	290,000	5.713	+	12/10/2049	316,062
Citigroup Commercial Mortgage Trust 2008-C7	95,000	6.150	+	12/10/2049	104,717
Extended Stay America 2013-ESH - 144A	300,000	2.958		12/5/2031	308,628
Government National Mortgage Association 2012-147 AK	490,523	2.587	+	4/16/2054	508,989
JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP12	470,000	5.882	+	2/15/2051	507,671
LB-UBS Commercial Mortgage Trust 2007-C7 A3	63,847	5.866	+	9/15/2045	70,424
Morgan Stanley Capital I Trust 2005-IQ10 A4B	510,000	5.256	+	9/15/2042	520,694
Morgan Stanley Capital I Trust 2007-IQ14 AM	224,000	5.703	+	4/15/2049	235,479
					3,633,386
COMMERCIAL SERVICES - 1.0%
ADT Corp.	180,000	6.250		10/15/2021	191,194
Ahern Rentals, Inc.- 144A	195,000	9.500		6/15/2018	200,850
Harland Clarke Holdings Corp. - 144A	70,000	6.875		3/1/2020	68,950
Interactive Data Corp -144A	80,000	5.875		4/15/2019	80,000
					540,994
DISTRIBUTION / WHOLESALE- 0.4%
Rexal SA - 144A	245,000	5.250		6/15/2020	250,206

DIVERSIFIED FINANCIAL SERVICES - 2.3%
Aircastle Ltd.	200,000	5.125		3/15/2021	203,000
E*Trade Financial Corp.	105,000	5.375		11/15/2022	110,513
General Electric Capital Corp.	200,000	5.250	+	Perpetual	201,900
General Electric Capital Corp.	100,000	7.125	+	Perpetual	116,750
Icahn Enterprises LP / Icahn Enterprises Finance Corp.	10,000	4.875		3/15/2019	10,200
Icahn Enterprises LP / Icahn Enterprises Finance Corp.	100,000	5.875		2/1/2022	102,625
Icahn Enterprises LP / Icahn Enterprises Finance Corp.	55,000	6.000		8/1/2020	57,810
Infinity Acquisition LLC / Infinity Acquisition Finance Corp. - 144A	80,000	7.250		8/1/2022	72,200
Macquarie Group Ltd.- 144A	125,000	6.250		1/14/2021	146,186
Navient LLC.	140,000	5.500		1/25/2023	134,750
Walter Investment Management Corp.	135,000	7.875		12/15/2021	114,180
					1,270,114
ELECTRIC - 0.6%
Dynergy Finance I, Inc. / Dynergy Finance II, Inc. - 144A	55,000	7.375		11/1/2022	56,856
Dynergy Finance I, Inc. / Dynergy Finance II, Inc. - 144A	20,000	7.625		11/1/2024	20,625
Electricite de France SA - 144A	165,000	5.250	+	Perpetual	173,663
RJS Power Holdings LLC - 144A	60,000	5.125		7/15/2019	58,500
					309,644
ENERGY - ALTERNATE RESOURCES - 0.1%
TerraForm Power Operating LLC. - 144A	45,000	5.875		2/1/2023	46,069

ENTERTAINMENT - 1.5%
GLP Capital LP / GLP Financing II Inc.	95,000	4.875		11/1/2020	98,325
GLP Capital LP / GLP Financing II Inc.	5,000	5.375		11/1/2023	5,225
Isle of Capri Casinos, Inc.	125,000	5.875		3/15/2021	130,313
Mohegan Tribal Gaming Authority	95,000	9.750		9/1/2021	96,900
Penn National Gaming Inc .	120,000	5.875		11/1/2021	117,600
Scientific Games International, Inc. - 144A	110,000	6.625		5/15/2021	76,312
Scientific Games International, Inc. - 144A	80,000	7.000		1/1/2022	81,300
Six Flags Entertainment Corp. - 144A	245,000	5.250		1/15/2021	249,288
United Artists Theatre Circuit Inc. 1995-A Pass Through Trust *	641	9.300		7/1/2015	644
					855,907

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
Dunham Corporate/Government Bond Fund
January 31, 2015
	Principal	Interest		Maturity
Security	Amount	Rate		Date	Value
FOOD - 0.2%
Ingles Markets, Inc.	$ 100,000	5.750%		6/15/2023	$ 101,250
WhiteWave Foods Co.	35,000	5.375		10/1/2022	37,013
					138,263
FOREST PRODUCTS & PAPER - 0.5%
Sappi Papier Holding GmbH - 144A	265,000	6.625		4/15/2021	272,950

GAS - 0.2%
NGL Energy Partners LP - 144A	105,000	5.125		7/15/2019	100,275

HEALTHCARE PRODUCTS - 0.2%
Crimson Merger Sub, Inc. - 144A	80,000	6.625		5/15/2022	69,300
Mallinckrodt International Finance SA -144A	40,000	5.750		8/1/2022	41,350
					110,650
HEALTHCARE - SERVICES - 1.2%
Acadia Healthcare Co., Inc.	45,000	5.125		7/1/2022	44,437
CHS/Community Health Systems, Inc.	30,000	5.125		8/1/2021	31,312
CHS/Community Health Systems, Inc.	30,000	6.875		2/1/2022	32,014
HealthSouth Corp.	105,000	5.750		11/1/2024	108,938
IASIS Healthcare LLC / IASIS Capital Corp.	70,000	8.375		5/15/2019	73,500
LifePoint Hospitals, Inc.	55,000	5.500		12/1/2021	58,094
Select Medical Corp.	140,000	6.375		6/1/2021	141,558
Tenet Healthcare Corp. - 144A	60,000	5.500		3/1/2019	61,275
Tenet Healthcare Corp.	100,000	8.125		4/1/2022	113,000
					664,128
HOLDING COMPANIES - DIVERSIFIED - 0.5%
Hutchison Whampoa International 12 Ltd. - 144A	185,000	6.000	+	Perpetual	196,840
Leucadia National Corp.	105,000	5.500		10/18/2023	109,341
					306,181
HOME BUILDERS - 0.3%
Taylor Morrison Communities, Inc. / Monarch Communities, Inc. - 144A	190,000	5.250		4/15/2021	180,025

HOME EQUITY ABS - 1.9%
Bayview Financial Mortgage Pass-Through Trust 2006-A 1A4 (a)	560,000	6.087		2/28/2041	584,645
GSAA Trust 2005-1 AF4 (a)	438,793	5.619		11/25/2034	469,080
					1,053,725
INSURANCE - 2.1%
Allstate Corp.	200,000	5.750	+	8/15/2053	213,000
Chubb Corp.	85,000	6.375	+	3/29/2067	91,587
Genworth Holdings, Inc.	205,000	4.900		8/15/2023	167,017
Prudential Financial, Inc.	370,000	5.625	+	6/15/2043	386,650
Teachers Insurance & Annuity Association of America - 144A	110,000	4.375	+	9/15/2054	116,739
Voya Financial, Inc.	125,000	5.650	+	5/15/2053	126,250
York Risk Services Holding Corp. - 144A	70,000	8.500		10/1/2022	68,163
					1,169,406
INVESTMENT COMPANIES - 0.4%
Ares Capital Corp.	105,000	3.875		1/15/2020	106,708
PennantPark Investment Corp.	110,000	4.500		10/1/2019	111,673
					218,381
IRON / STEEL - 0.9%
Carpenter Technology Corp.	300,000	4.450		3/1/2023	311,973
United States Steel Corp.	180,000	6.875		4/1/2021	180,000
					491,973
LEISURE TIME - 0.2%
NCL Corp. Ltd. - 144A	10,000	5.250		11/15/2019	10,175
Viking Cruises Ltd. - 144A	105,000	8.500		10/15/2022	115,500
					125,675

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
Dunham Corporate/Government Bond Fund
January 31, 2015
	Principal	Interest	Maturity
Security	Amount	Rate	Date	Value
LODGING - 0.8%
Boyd Gaming Corp.	$ 110,000	9.000%	7/1/2020	$ 114,812
MGM Resorts International	115,000	6.750	10/1/2020	121,900
Station Casinos LLC	170,000	7.500	3/1/2021	179,350
				416,062
MEDIA - 0.7%
Cequel Communications Holdings I LLC / Cequel Capital Corp. - 144A	105,000	5.125	12/15/2021	103,163
Clear Channel Worldwide Holdings, Inc.	250,000	7.625	3/15/2020	265,000
				368,163
MISCELLANEOUS MANUFACTURING - 0.4%
Bombardier, Inc. - 144A	105,000	4.750	4/15/2019	98,831
Bombardier, Inc. - 144A	115,000	6.125	1/1/2023	109,250
				208,081
OIL & GAS - 3.2%
Atlas Energy Holdings Operating Co. LLC	40,000	7.750	1/15/2021	27,800
California Resources Corp. - 144A	150,000	6.000	11/15/2024	122,813
Calumet Specialty Products Partners LP / Calumet Finance Corp. - 144A	105,000	6.500	4/15/2021	91,612
Carrizo Oil & Gas, Inc. - 144A	100,000	7.500	9/15/2020	98,000
Denbury Resources, Inc.	105,000	5.500	5/1/2022	92,925
Endeavor Energy Resources LP / EER Finance, Inc. - 144A	55,000	7.000	8/15/2021	48,950
Gulfport Energy Corp. - 144A	70,000	7.750	11/1/2020	69,825
Halcon Resources Corp.	80,000	8.875	5/15/2021	53,600
Linn Energy LLC / Linn Energy Finance Corp.	65,000	6.500	9/15/2021	48,100
Novatek OAO via Novatek Finance Ltd. - 144A	305,000	4.422	12/13/2022	225,700
Pacific Rubiales Energy Corp. - 144A	180,000	5.375	1/26/2019	118,800
Parker Drilling Co.	240,000	7.500	8/1/2020	187,200
Petroleos Mexicanos	155,000	3.500	1/30/2023	147,087
Petroleos Mexicanos	45,000	4.875	1/18/2024	46,908
QEP Resources, Inc/	125,000	6.875	3/1/2021	129375
Rosetta Resources, Inc.	110,000	5.875	6/1/2024	100,925
SM Energy Co. - 144A	135,000	6.125	11/15/2022	130,613
				1,740,233
OIL & GAS SERVICES - 0.5%
CCG SA	235,000	6.500	6/1/2021	180,950
Gulfmark Offshore, Inc.	115,000	6.375	3/15/2022	90,850
				271,800
PACKAGING & CONTAINERS - 0.4%
Beverage Packaging Holdings Luxembourg II SA - 144A	200,000	6.000	6/15/2017	196,874

PHARMACEUTICALS - 0.3%
Capsugel SA - 144A (b)	20,000	7.000	5/15/2019	20,413
Catamaran Corp.	85,000	4.750	3/15/2021	86,360
Owens & Minor, Inc.	25,000	3.875	9/15/2021	26,140
Valeant Pharmaceuticals International, Inc. - 144A	40,000	5.500	3/1/2023	41,200
				174,113
PIPELINES - 1.1%
Energy Transfer Equity LP	110,000	5.875	1/15/2024	114,697
Kinder Morgan, Inc.	130,000	4.300	6/1/2025	136,012
Sabine Pass Liquefaction LLC - 144A	100,000	6.250	3/15/2022	104,000
Williams Cos., Inc.	230,000	3.700	1/15/2023	209,599
Williams Cos., Inc.	25,000	4.550	6/24/2024	23,250
				587,558
PRIVATE EQUITY - 0.3%
Apollo Management Holdings LP - 144A	135,000	4.000	5/30/2024	140,821

REAL ESTATE - 1.1%
American Homes 4 Rent 2014-SFR2 C Trust - 144A	130,000	4.705	10/17/2036	138,509
Countrywide Asset-Backed Certificates 2005-1 AF5A (a)	300,000	5.318	7/25/2035	298,832
Sierra Timeshare 2014-2 Receivables Funding LLC - 144A	75,551	2.050	6/20/2031	76,050
WP Carey, Inc.	110,000	4.600	4/1/2024	117,072
				630,463

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
Dunham Corporate/Government Bond Fund
January 31, 2015
	Principal	Interest		Maturity
Security	Amount	Rate		Date	Value
REITS - 3.0%
Corporate Office Properties LP	$ 315,000	3.600%		5/15/2023	$ 312,880
Corporate Office Properties LP	90,000	3.700		6/15/2021	92,495
CTR Partnership LP / CareTrust Capital Corp.	90,000	5.875		6/1/2021	92,025
Digital Realty Trust LP	160,000	5.250		3/15/2021	179,717
Education Realty Operating Partnership LP	135,000	4.600		12/1/2024	143,659
Excel Trust LP	55,000	4.625		5/15/2024	58,811
Healthcare Trust of America Holdings LP	50,000	3.375		7/15/2021	51,605
Highwoods Realty LP	305,000	3.625		1/15/2023	316,222
iStar Financial, Inc.	140,000	5.000		7/1/2019	138,250
MPT Operating Partnership LP / MPT Finance Corp.	35,000	5.500		5/1/2024	37,100
Retail Opportunity Investments Partnership LP	105,000	4.000		12/15/2024	109,649
Select Income REIT	140,000	4.500		2/1/2025	140,835
					1,673,248
RETAIL - 1.1%
AmeriGas Finance Corp.	95,000	7.000		5/20/2022	99,987
Landry's, Inc. - 144A	175,000	9.375		5/1/2020	189,000
QVC, Inc.	310,000	4.375		3/15/2023	319,939
					608,926
SHIPBUILDING - 0.1%
Huntington Ingalls Industries, Inc. - 144A	50,000	5.000		12/15/2021	52,000

SOFTWARE - 0.8%
First Data Corp. - 144A	145,000	8.250		1/15/2021	155,331
First Data Corp. - 144A (b)	100,000	8.750		1/15/2022	108,000
First Data Corp.	146,000	11.750		8/15/2021	168,813
					432,144
TELECOMMUNICATIONS - 3.0%
AT&T, Inc.	315,000	3.875		8/15/2021	337,874
CenturyLink, Inc.	110,000	6.450		6/15/2021	119,625
Cincinnati Bell, Inc.	125,000	8.375		10/15/2020	132,109
Digicel Group Ltd.-144A	200,000	8.250		9/30/2020	195,600
Frontier Communications Corp.	60,000	6.250		9/15/2021	61,950
Intelsat Jackson Holdings SA	210,000	5.500		8/1/2023	208,163
Qualitytech LP - 144A	10,000	5.875		8/1/2022	10,150
Sprint Corp. - 144A	170,000	7.250		9/15/2021	170,595
Telefonica Emisiones SAU	265,000	4.570		4/27/2023	298,022
Windstream Corp.	115,000	7.750		10/15/2020	119,887
					1,653,975
TRUCKING & LEASING - 0.1%
Penske Truck Leasing Co. LP - 144A	55,000	3.375		2/1/2022	55,551

WL COLLATERAL CMO - 1.9%
Banc of America Funding 2005-1 1A1	96,403	5.500		2/25/2035	98,301
Citigroup Mortgage Loan Trust, Inc. 2004-NCM2 2CB2	82,923	6.750		8/25/2034	88,682
Citigroup Mortgage Loan Trust, Inc. 2004-UST1 A3	119,664	2.133	+	8/25/2034	119,981
Credi Suisse Mortage Trust 15-WIN1 A6 - 144A	110,000	3.500		12/25/2044	112,991
Master Alternative Loans Trust 2004-46A1	119,600	5.500		4/25/2034	126,587
Master Alternative Loans Trust 2007-1 1A1	106,854	0.768	+	10/25/2036	102,914
Sequoia Mortgage trust 2015-1	160,000	3.500		1/25/2045	163,200
WaMu Mortgage Pass-Through Certificates Series 2003-S8 A2 Trust	139,004	5.000		9/25/2018	141,859
WinWater Mortgage Loan Trust 2014-1 - 144A	92,054	4.000	+	6/20/2044	96,150
					1,050,665

TOTAL CORPORATE BONDS & NOTES (Cost - $30,342,850)					30,509,140

FOREIGN GOVERNMENT BONDS - 0.8%
El Salvador Government International Bond - 144A	105,000	6.375		1/18/2027	108,150
Morocco Government International Bond - 144A	300,000	4.250		12/11/2022	316,875
TOTAL FOREIGN GOVERNMENT BONDS - (Cost - $404,188)					425,025

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
Dunham Corporate/Government Bond Fund
January 31, 2015
	Principal	Interest		Maturity
Security	Amount	Rate		Date	Value
MUNICIPAL - 4.9%
Massachusetts Clean Water Trust	$ 880,000	5.000%		2/1/2045	$ 1,046,813
New York State Dormitory Authority	410,000	5.000		2/15/2043	476,703
Rockdale County Water & Sewerage Authority	305,000	3.050		7/1/2024	318,203
San Diego County Regional Airport Authority	325,000	5.594		7/1/2043	374,358
Virginia College Building Authority	385,000	5.000		9/1/2023	484,573
TOTAL MUNICIPAL - (Cost - $2,613,987)					2,700,650

U.S. GOVERNMENT & AGENCY - 28.9%
U.S. GOVERNMENT AGENCY - 9.8%
Fannie Mae Pool 735061	53,973	6.000		11/1/2034	61,557
Fannie Mae Pool 866009	78,594	6.000		3/1/2036	88,908
Fannie Mae Pool 938574	398,373	5.500		9/1/2036	447,517
Fannie Mae Pool 310041	173,774	6.500		5/1/2037	203,675
Fannie Mae Pool 909141	30,564	6.000		1/1/2038	35,084
Fannie Mae Pool 909153	25,590	6.000		2/1/2038	29,358
Fannie Mae Pool 929191	142,002	6.000		3/1/2038	160,639
Fannie Mae Pool 909175	70,163	5.500		4/1/2038	80,639
Fannie Mae Pool 975649	273,778	6.000		7/1/2038	314,107
Fannie Mae Pool 909220	150,724	6.000		8/1/2038	172,978
Fannie Mae Pool AA7001	312,918	5.000		6/1/2039	351,925
Fannie Mae Pool AD0727	441,999	6.000		8/1/2039	502,869
Fannie Mae Pool AO8769	1,659,811	3.500		8/1/2042	1,756,184
Federal Home Loan Pool 962752	50,906	5.000		4/1/2038	57,715
Freddie Mac Gold Pool G01499	32,334	7.000		1/1/2033	38,465
Freddie Mac Gold Pool G06380	480,287	6.500		2/1/2035	568,970
Freddie Mac Gold Pool G01980	375,701	5.000		12/1/2035	419,491
Freddie Mac Gold Pool G05888	86,170	5.500		10/1/2039	97,312
					5,387,393
U.S. TREASURY OBLIGATIONS - 19.1%
United States Treasury Note	235,000	0.375		5/31/2016	235,276
United States Treasury Note	155,000	0.500		6/30/2016	155,460
United States Treasury Note	500,000	0.500		7/31/2016	501,367
United States Treasury Note	1,225,000	0.500		11/30/2016	1,226,914
United States Treasury Note	300,000	0.625		12/31/2016	3,010,194
United States Treasury Note	440,000	0.875		5/15/2017	443,197
United States Treasury Note	3,505,000	2.375		8/15/2024	3,723,242
United States Treasury Note	1,065,000	2.250		11/15/2024	1,119,747
United States Treasury Bond	120,000	3.125		2/15/2043	141,853
					10,557,250

TOTAL U.S. GOVERNMENT & AGENCY (Cost - $15,408,503)					15,944,643

BANK LOANS - 6.4%
AEROSPACE / DEFENSE - 0.1%
LM US Member LLC	80,000	8.000	+	10/25/2020	77,700

AIRLINES - 0.4%
US Airways Group, Inc.	229,505	3.750	+	6/21/2019	228,124

AUTOMOBILES - 0.3%
Navistar Inc.	166,667	5.750	+	8/17/2017	167,187

COMPUTERS & ELECTRONICS - 0.8%
Applied Systems, Inc.	54,000	8.750	+	1/14/2022	53,393
Blue Coat Systems, Inc.	165,000	9.500	+	6/28/2020	163,762
Kronos, Inc.	127,900	9.750	+	4/30/2020	130,937
Mitchell International, Inc.	80,000	8.500	+	10/11/2021	79,280
Sungard Availability	31,806	5.000	+	3/25/2019	27,035
					454,407

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
Dunham Corporate/Government Bond Fund
January 31, 2015
	Principal	Interest		Maturity
Security	Amount	Rate		Date	Value
ENTERTAINMENT AND LEISURE - 0.1%
Delta 2 Lux SARL	$ 58,000	7.750%		7/29/2022	$ 56,333

FINANCIAL SERVICES - 0.2%
Altisource Solutions	138,545	5.750	+	11/20/2019	104,948

GAMING AND HOTELS - 0.6%
Caesers Entertainment	33,830	9.750	+	3/1/2017	30,315
CBAC Borrower, LLC	57,000	8.250	+	4/26/2020	56,359
Peppermill Casinos, Inc.	240,689	7.250	+	11/9/2018	241,743
					328,417
HEALTHCARE - 0.7%
American Renal Holdings, Inc.	279,943	8.500	+	2/20/2020	278,543
Regional Care Hospital, Inc.	46,765	6.000	+	3/24/2019	46,590
Surgery Center	14,000	4.250	+	7/24/2020	13,702
Surgery Center	40,000	7.500	+	7/23/2021	38,800
					377,635
INSURANCE - 0.1%
Asurion LLC.	80,000	8.500	+	2/19/2021	79,350

MEDIA - 0.7%
Charter Communications Operations / CCO Safari LLC	61,000	4.250	+	8/12/2021	61,377
Clear Channel Communication, Inc. - Iheart Communications	199,745	6.914	+	1/29/2016	186,513
TWCC Holding Corp.	153,000	7.000	+	12/11/2020	143,437
					391,327
METALS & MINING - 0.5%
Arch Coal, Inc.	104,465	6.250	+	5/16/2018	75,999
Noranda Aluminum Acquisition	185,191	5.750	+	2/28/2019	175,777
					251,776
OIL & GAS - 0.6%
Chief Exploration and Development	77,000	7.500	+	5/16/2021	67,888
Drillships Financing Holding / Drillships Ocean Ventures, Inc.	64,675	5.500	+	7/25/2021	54,262
Fieldwood Energy	140,000	8.375	+	9/30/2020	84,595
Jonah Energy LLC	62,000	7.500	+	5/12/2021	52,003
Seadrill Ltd. - Seadrill Operating LP	75,428	4.000	+	2/21/2021	60,001
					318,749
PROFESSIONAL & BUSINESS SERVICES - 0.5%
CHG Companies - CHG Buyer Corp.	64,470	9.000	+	11/19/2020	64,953
Infinity Acquisition - US LLC 2	51,870	4.250	+	8/6/2021	51,179
Inventiv Health, Inc.	119,990	7.750	+	5/15/2018	119,690
NVA Holdings, Inc.	46,000	8.000	+	8/14/2022	45,942
					281,764
REAL ESTATE - 0.1%
Capital Automotive LP	31,564	5.500	+	3/28/2021	31,505

RETAIL - FOOD & DRUG - 0.2%
Albertsons, Inc.	76,000	4.500	+	8/25/2021	75,953
Rite Aid Corp.	16,000	5.000	+	12/31/2021	16,080
					92,033
STEEL - 0.5%
FMG Resources	293,287	3.750	+	6/30/2019	257,989

UTILITIES - 0.0%
Atlantic Power LP	23,465	4.750	+	2/24/2021	23,362

TOTAL BANK LOANS - (Cost - $3,766,460)					3,522,606

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
Dunham Corporate/Government Bond Fund
January 31, 2015
Security	Shares	Dividend Rate		Maturity Date	Value
PREFERRED STOCK - 1.3%
BANKS - 1.3%
GMAC Capital Trust I	17,600	8.125	% +	2/15/2040	$ 462,880
Zions Bancorporation	10,800	6.950	+	9/15/2028	289,440
TOTAL PREFERRED STOCK - (Cost - $ 710,000)					752,320

SHORT-TERM INVESTMENT - 1.7%
MONEY MARKET FUND - 1.7%
Fidelity Institutional Money Market Funds - Government Portfolio
(Cost - $934,878)	934,878	0.010	+		934,878

TOTAL INVESTMENTS - 99.2% (Cost - $54,180,866) (c)					$ 54,789,262
OTHER ASSETS LESS LIABILITIES - 0.8%					452,778
NET ASSETS - 100.0%					$ 55,242,040

ABS - Asset Backed Security
MBS - Mortgage Back Security
CMO - Collateralized Mortgage Obligation
REIT - Real Estate Investment Trust
Perpetual - Perpetual bonds are fixed income instruments without defined maturity dates
+ Variable rate security. Interest rate is as of January 31, 2015.
* The value of this security has been determined in good faith under the policies of the Board of Trustees.
144A - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.

(a) Step-Up Bond; the interest rate shown is the rate in effect as of January 31, 2015.
(b) Payment - in - Kind.
(c) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $54,180,866 and differs from market value by net unrealized appreciation (depreciation) on securities as follow:
				Unrealized Appreciation:	1,585,189
				Unrealized Depreciation:	(976,793)
				Net Unrealized Appreciation:	608,396

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Monthly Distribution Fund
January 31, 2015

Security	Shares	Value
COMMON STOCK - 68.4%
AEROSPACE/DEFENSE - 2.0%
B/E Aerospace, Inc. * ^ #	73,712	$ 4,299,621
KLX Inc. * #	36,856	1,448,731
		5,748,352
AIRLINES - 0.1%
AMR Corp. * #	101,283	182,309

AUTO MANUFACTURER - 0.8%
General Motors Co. #	72,000	2,348,640

AUTO PARTS & EQUIPMENT - 5.1%
TRW Automotive Holdings Corp. * ^ #	139,651	14,407,794

BANKS - 1.3%
Citigroup, Inc. ^ #	80,500	3,779,475

BIOTECHNOLOGY - 0.5%
NPS Pharmaceuticals, Inc. * #	29,200	1,339,112

CHEMICALS - 5.0%
Dow Chemical Co. ^ #	94,600	4,272,136
EI du Pont de Nemours & Co. ^ #	50,800	3,617,468
Huntsman Corp. ^ #	8,148	178,930
Sigma-Aldrich Corp. #	44,000	6,050,880
		14,119,414
COMMERCIAL SERVICES - 1.7%
Hertz Global Holdings, Inc. * ^ #	231,517	4,750,729
SFX Entertainment, Inc. * #	1,000	3,290
		4,754,019
COMPUTERS - 0.2%
Riverbed Technology, Inc. * #	27,855	573,256

ENTERTAINMENT - 1.0%
International Game Technology ^ #	165,114	2,793,729

ENVIRONMENTAL CONTROL - 0.8%
United Envirotech LTD.	1,884,021	2,255,479

FOREST PRODUCTS & PAPER - 2.6%
International Paper Co. ^ #	140,700	7,409,262
Veritiv Corp. * #	965	49,090
		7,458,352
HEALTHCARE-SERVICES - 0.7%
Covance, Inc. * #	17,798	1,890,326

HOME BUILDERS - 1.0%
Brookfield Residential Prop.	120,328	2,902,311

INSURANCE - 1.1%
American International Group, Inc. ^ #	18,600	908,982
Protective Life Corp. #	31,966	2,236,022
		3,145,004

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Monthly Distribution Fund (Continued)
January 31, 2015

Security	Shares	Value
INTERNET - 3.0%
eBay, Inc. * ^ #	42,700	$ 2,263,100
Equinix, Inc. ^ #	6,300	1,366,001
Sapient Corporation * #	47,413	1,178,687
Yahoo, Inc. * ^	85,300	3,752,347
		8,560,135
LEISURE TIME - 0.1%
Life Time Fitness, Inc. * #	5,200	284,284

MACHINERY-DIVERSIFIED - 1.2%
Manitowoc Co., Inc. ^ #	180,600	3,377,220

MEDIA - 10.1%
CBS Corp. ^ #	78,139	4,282,799
DIRECTV * #	104,963	8,951,245
DISH Network Corp. - Class A * ^ #	82,153	5,779,464
Liberty Global PLC - Class C	26,412	1,204,133
Sirius XM Radio, Inc. * ^ #	1,291,146	4,583,568
Time Warner Cable, Inc. #	27,909	3,799,252
		28,600,461
METAL FABRICATE/HARDWARE - 0.2%
Timken Co. ^ #	13,300	505,533

MINING - 0.5%
Newmont Mining Corp. #	61,878	1,556,232

MISCELLANEOUS MANUFACTURING - 0.5%
General Electric Co. #	60,900	1,454,901

OIL & GAS - 3.0%
Anadarko Petroleum Corp. ^ #	9,600	784,800
BP PLC - ADR ^	63,600	2,469,588
Noble Corp PLC ^	44,841	727,321
Occidental Petroleum Corp. ^ #	12,601	1,008,080
Talisman Energy, Inc.	477,609	3,591,622
		8,581,411
OIL & GAS SERVICES - 2.7%
Amec Foster Wheeler PLC	54,959	653,463
Baker Hughes, Inc. #	26,639	1,544,796
Dresser-Rand Group, Inc. * ^ #	66,915	5,358,553
		7,556,812
PACKAGING & CONTAINERS - 2.3%
MeadWestvaco Corp. #	96,356	4,844,780
Packaging Corp of America	23,100	1,752,135
		6,596,915

PHARMACEUTICALS - 7.2%
Allergan, Inc. ^ #	66,507	14,582,325
Pfizer, Inc. ^ #	183,064	5,720,750
		20,303,075
PIPELINES - 1.2%
Williams Cos., Inc. ^ #	80,300	3,521,958

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Monthly Distribution Fund (Continued)
January 31, 2015

Security		Shares	Value
REITS- 2.9%
CYS Investments, Inc. #		9,500	$ 83,980
Equity Commonwealth ^ #		17,200	453,220
Starwood Property Trust, Inc. #		247,078	5,912,577
Starwood Waypoint Residential #		22,008	533,474
Winthrop Realty Trust #		82,355	1,317,680
			8,300,931
RETAIL - 3.2%
Family Dollar Stores, Inc. #		111,867	8,513,079
PetSmart, Inc. #		5,367	438,511
			8,951,590
SAVING & LOANS - 2.1%
Beneficial Mutual Bancorp, Inc. *		77,000	830,830
Hudson City Bancorp, Inc. #		514,303	4,613,298
Investors Bancorp, Inc. #		27,111	298,492
			5,742,620
SEMICONDUCTORS - 1.8%
Tokyo Electron Ltd. #		294,435	5,137,891

SOFTWARE - 2.0%
Microsoft Corp.		137,300	5,546,920

TELECOMMUNICATIONS - 0.5%
Leap Wireless International, Inc. * #		4,071	12,742
T-Mobile US, Inc. * ^ #		49,244	1,486,184
			1,498,926

TOTAL COMMON STOCK (Cost - $209,029,606)			193,775,387

RIGHTS - 0.0%
Safeway Casa Ley CVR - Non Tradable #		90,955	31,834
Safeway PDC, LLC CVR- Non Tradable #		90,955	4,548
TOTAL RIGHTS (Cost - $96,749)			36,382

CLOSED-END FUNDS - 0.6%
Invesco Senior Income Trust #		240,801	1,078,788
Western Asset High Income Opportunity		106,644	568,413
TOTAL CLOSED-END FUNDS (Cost - $1,899,511)			1,647,201
		Dividend
	Shares	Rate
PREFERRED STOCK - 8.9%
BANKS - 1.4%
State Street Corp. *	79,433	6.0000%	2,043,811
Regions Financial Corp.	75,104	6.3750	1,890,368
			3,934,179
DIVERSIFIED FINANCIAL SERVICES - 3.4%
Ally Financial, Inc. #	131,300	8.5000	3,463,694
Kinder Morgan GP, Inc. - 144A #	2,000	4.1286	1,857,000
Morgan Stanley Capital Trust VIII #	50,000	6.4500	1,275,000
SLM Corp. #	45,886	6.9700	2,266,310
SLM Corp. #	13,239	1.9406	847,296
			9,709,300
ELECTRIC - 0.1%
SCE Trust I #	6,239	5.6250%	158,221

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Monthly Distribution Fund (Continued)
January 31, 2015
		Dividend
Security	Shares	Rate			Value
REAL ESTATE INVESTMENT TRUSTS - 4.0%
American Homes 4 Rent #	75,835	5.0000	+		$ 1,916,350
American Homes 4 Rent #	68,000	5.0000	+		1,711,812
Equity CommonWealth #	150,000	7.2500			3,856,500
Northstar Realty Finance Corp. #	149,625	8.7500			3,921,671
					11,406,333

TOTAL PREFERRED STOCK (Cost - $24,908,347)					25,208,033
	Principal	Interest		Maturity
BONDS & NOTES - 10.8%	Amount	Rate		Date
BANKS - 1.3%
JPMorgan Chase & Co. #	$ 3,500,000	6.1000%		Perpetual	3,570,000

BIOTECHNOLOGY - 0.1%
Cubist Pharmaceuticals, Inc.	151,000	1.8750		9/1/2020	208,098

DIVERSIFIED FINANCIAL SERVICES - 1.1%
KCG Holdings, Inc. - 144A #	2,945,000	8.2500		6/15/2018	3,077,525

ELECTRIC - 2.5%
Energy Future - 144A *** #	3,761,000	11.7500		3/1/2022	4,588,420
Energy Future Intermediate Holding Co LLC	2,526,182	4.2500	+	6/19/2016	2,532,497
					7,120,917
FOOD - 1.1%
US Foods, Inc. #	2,887,000	8.5000		6/30/2019	3,049,394

HEALTH-CARESERVICES - 0.8%
Gentiva Health Services, Inc. #	2,147,000	11.5000		9/1/2018	2,278,504

INTERNET - 0.8%
Pacnet Ltd.	2,047,000	9.0000		12/12/2018	2,261,935

MUNICIPAL - 0.8%
Louisiana Public Facilities Authority	2,391,000	9.7500		8/1/2015	2,391,574

OIL & GAS - 1.2%
Drill Rigs Holdings, Inc. - 144A #	931,000	6.5000		10/1/2017	737,817
Kodiak Oil & Gas Corp.	2,761,000	5.5000		1/15/2021	2,802,415
					3,540,232
OIL & GAS SERVICES - 1.1%
Dresser-Rand Group, Inc. #	400,000	6.5000		5/1/2021	429,000
Hiland Part LP/Corp. - 144A	2,585,000	7.2500		10/1/2020	2,791,800
					3,220,800

TOTAL BONDS & NOTES (Cost - $30,573,928)					$ 30,718,979

				Contracts**
PURCHASED PUT OPTIONS - 0.8%
American International Group, Expiration February 2015, Exercise Price $50.00				849	168,951
American International Group, Expiration March 2015, Exercise Price $45.00				283	16,980
American International Group, Expiration March 2015, Exercise Price $52.50				69	25,530

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Monthly Distribution Fund (Continued)
January 31, 2015

Security	Contracts**	Value
PURCHASED PUT OPTIONS (Continued) - 0.8%
Anadarko Petroleum Corp., Expiration May 2015, Exercise Price $70.00	492	$ 113,160
Bayer AG, Expiration February 2015, Exercise Price EUR 105.00	63	996
Bayer AG, Expiration Eebruary 2015, Exercise Price EUR 96.00	42	95
Bayer AG, Expiration April 2015, Exercise Price EUR 115.00	86	22,912
Bayer AG, Expiration March 2015, Exercise Price EUR 100.00	75	3,895
B/E Aerospace, Inc., Expiration April 2015, Exercise Price $70.00	590	85,550
Baker Hughes Inc., Expiration April 2015, Exercise Price $45.00	35	2,450
BP PLC, Expiration April 2015, Exercise Price $32.00	509	16,288
Citigroup, Inc., Expiration March 2015, Exercise Price $45.00	321	27,285
CBS Corp., Expiration March 2015, Exercise Price $50.00	391	25,806
DISH Network Corp., Expiration March 2015, Exercise Price $62.50	483	54,579
DISH Network Corp., Expiration June 2015, Exercise Price $60.00	150	35,250
DOW Chemical Co., Expiration March 2015, Exercise Price $38.00	330	7,755
DOW Chemical Co., Expiration March 2015, Exercise Price $39.00	78	2,028
DOW Chemical Co., Expiration March 2015, Exercise Price $40.00	880	31,680
EBay, Inc., Expiration February 2015, Exercise Price $50.00	205	4,305
EBay, Inc., Expiration April 2015, Exercise Price $48.00	97	5,626
EBay, Inc., Expiration April 2015, Exercise Price $50.00	94	10,340
El Du Pont De Nemours & Co., Expiration February 2015, Exercise Price $67.50	215	10,750
El Du Pont De Nemours & Co., Expiration March 2015, Exercise Price $65.00	64	3,904
El Du Pont De Nemours & Co., Expiration April 2015, Exercise Price $67.50	99	14,999
Equinix Inc., Expiration February 2015, Exercise Price $195.00	50	8,000
General Motors Co., Expiration April 2015, Exercise Price $21.00	215	3,870
General Motors Co., Expiration March 2015, Exercise Price $29.00	639	22,365
General Motors Co., Expiration March 2015, Exercise Price $30.00	91	4,732
General Motors Co., Expiration March 2015, Exercise Price $32.00	629	73,593
General Motors Co., Expiration June 2015, Exercise Price $32.00	120	24,240
Hess Corp., Expiration February 2015, Exercise Price $67.50	595	139,825
Hertz Global Holdings Inc., Expiration March 2015, Exercise Price $18.00	114	5,700
Hertz Global Holdings Inc., Expiration March 2015, Exercise Price $20.00	516	56,760
Hertz Global Holdings Inc., Expiration June 2015, Exercise Price $16.00	623	37,380
Hertz Global Holdings Inc., Expiration June 2015, Exercise Price $18.00	180	19,980
Hertz Global Holdings Inc., Expiration June 2015, Exercise Price $19.00	352	52,800
Huntsman Corp., Expiration February 2015, Exercise Price $22.00	89	10,013
Huntsman Corp., Expiration February 2015, Exercise Price $23.00	349	57,585
Huntsman Corp., Expiration March 2015, Exercise Price $19.00	582	29,100
Huntsman Corp., Expiration May 2015, Exercise Price $20.00	1,251	131,355
International Paper Co., Expiration April 2015, Exercise Price $48.00	1,125	80,438
Life Time Fitness Inc., Expiration February 2015, Exercise Price $45.00	42	1,050
Microsoft Corp. Expiration April 2015, Exercise Price $37.00	1,254	80,256
Manitowoc Co., Inc., Expiration February 2015, Exercise Price $16.00	650	3,250
Manitowoc Co., Inc., Expiration March 2015, Exercise Price $15.00	319	6,380
Manitowoc Co., Inc., Expiration March 2015, Exercise Price $16.00	474	14,220
Manitowoc Co., Inc., Expiration June 2015, Exercise Price $16.00	273	24,570
MeadWestvaco Corp., Expiration March 2015, Exercise Price $37.50	549	13,725
MeadWestvaco Corp., Expiration March 2015, Exercise Price $40.00	185	4,625
Occidental Petroleum Corp., Expiration February 2015, Exercise Price $72.50	169	4,056
Occidental Petroleum Corp., Expiration May 2015, Exercise Price $72.50	146	26,280
Pfizer Inc., Expiration March 2015, Exercise Price $27.00	429	3,861
Pfizer Inc., Expiration March 2015 Exercise Price $28.00	224	3,584
Packaging Corp. of America, Expiration March 2015, Exercise Price $65.00	174	6,525
SPDR S&P 500 ETF Trust, Expiration February 2015, Exercise Price $200.00	242	89,056
SPDR S&P 500 ETF Trust, Expiration February 2015, Exercise Price $201.00	120	49,320

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Monthly Distribution Fund (Continued)
January 31, 2015

Security		Contracts**		Value
PURCHASED PUT OPTIONS (Continued) - 0.8%
SPDR S&P 500 ETF Trust, Expiration February 2015, Exercise Price $202.00		287		$ 134,603
SPDR S&P 500 ETF Trust, Expiration March 2015, Exercise Price $160.00		709		38,995
SPDR S&P 500 ETF Trust, Expiration March 2015, Exercise Price $185.00		459		107,406
SPDR S&P 500 ETF Trust, Expiration March 2015, Exercise Price $190.00		250		85,500
Timken Co., Expiration March 2015, Exercise Price $40.00		107		29,960
T-Mobile US, Inc., Expiration February 2015, Exercise Price $25.00		614		8,903
T-Mobile US, Inc., Expiration May 2015, Exercise Price $25.00		614		32,542
Vodafone Group PLC, Expiration April 2015, Exercise Price $28.00		230		2,300
Williams Cos., Inc. Expiration February 2015, Exercise Price $40.00		511		24,528
Williams Cos., Inc. Expiration February 2015, Exercise Price $41.00		131		9,563
Yahoo, Inc., Expiration April 2015, Exercise Price $36.00		120		3,960
Yahoo, Inc., Expiration April 2015, Exercise Price $37.00		118		5,546
Yahoo, Inc., Expiration April 2015, Exercise Price $42.00		386		59,058
Yahoo, Inc., Expiration July 2015, Exercise Price $42.00		97		26,481
TOTAL PURCHASED PUT OPTIONS (Cost - $2,838,916)				2,348,953

SHORT-TERM INVESTMENT - 14.7%		Interest
MONEY MARKET FUND - 14.7%	Shares	Rate
First American Government Obligations Fund	41,623,921	0.01%+		41,623,921
TOTAL SHORT-TERM INVESTMENT (Cost - $41,623,921)

TOTAL INVESTMENTS - 104.2% (Cost - $310,970,978)				$ 295,358,856
LIABILITIES IN EXCESS OF OTHER ASSETS - (4.2) %				(11,947,176)
NET ASSETS - 100.0%				$ 283,411,680

* Non-Income producing security.
** Each Purchased Option contract allows the Fund to sell 100 shares of the underlying security at the exercise price.
*** Issuer in default on interest payments, non-interest producing security.
REITS - Real Estate Investment Trusts
ADR- American Depositary Receipt.
Perpetual- Perpetual bonds are fixed income instruments without defined maturity dates
+ Variable rate security. Interest rate is as of January 31, 2015.
^ Subject to call option written.
^^ Fractional Shares
++ Each Written Call/Put Option contract allows the holder to purchase/sell 100 shares of the underlying security from/to the Fund at the stated exercise price.
# All or a portion of the security is segregated as collateral for securities sold short and/or options purchased/written at January 31, 2015. Total collateral had a value of $208,208,903 at January 31, 2015.
144A- Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $310.970.978 and differs from market value by net unrealized appreciation (depreciation) on securities as follows:
			Unrealized Appreciation	$ 9,876,240
			Unrealized Depreciation	(16,300,725)
			Net Unrealized Depreciation	$ (6,424,485)

Security		Contracts ++		Value
WRITTEN CALL OPTIONS - (2.5) %
American International Group, Inc., Expiration February 2015, Exercise Price $52.50		222		$ 5,550
American International Group, Inc., Expiration February 2015, Exercise Price $55.00		1,025		8,200

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Monthly Distribution Fund (Continued)
January 31, 2015

Security	Contracts ++	Value
WRITTEN CALL OPTIONS - (2.5) %
American International Group, Inc., Expiration March 2015, Exercise Price $50.00	283	$ 39,620
Anadarko Petroleum Corp., Expiration May 2015, Exercise Price $80.00	616	449,680
B/E Aerospace, Inc., Expiration April 2015, Exercise Price $80.00	692	200,680
Baker Hughes Inc., Expiration April 2015, Exercise Price $52.50	44	28,160
Bayer AG, Expiration March 2015, Exercise Price EUR 110.00	94	203,956
Bayer AG, Expiration April 2015, Exercise Price EUR 125.00	105	98,502
BP PLC, Expiration April 2015, Exercise Price $37.00	636	168,222
CBS Corp., Expiration February 2015, Exercise Price $52.50	46	14,835
CBS Corp., Expiration February 2015, Exercise Price $55.00	373	67,140
CBS Corp., Expiration March 2015, Exercise Price $57.50	362	47,784
Citigroup, Inc., Expiration February 2015, Exercise Price $55.00	403	1,209
Citigroup, Inc., Expiration March 2015, Exercise Price $49.00	402	32,964
DISH Network Corp., Expiration March 2015, Exercise Price $67.50	604	341,260
DISH Network Corp., Expiration June 2015, Exercise Price $67.50	177	148,680
Dow Chemical Co., Expiration March 2015, Exercise Price $42.00	428	149,800
Dow Chemical Co., Expiration March 2015, Exercise Price $44.00	128	30,976
Dow Chemical Co., Expiration March 2015, Exercise Price $45.00	407	74,481
Dow Chemical Co., Expiration March 2015, Exercise Price $46.00	118	15,222
Dow Chemical Co., Expiration March 2015, Exercise Price $47.00	488	46,360
EBay, Inc., Expiration February 2015, Exercise Price $55.00	216	9,720
EBay, Inc., Expiration April 2015, Exercise Price $52.50	107	28,355
EBay, Inc., Expiration April 2015, Exercise Price $55.00	104	15,600
EI Du Pont de Nemours & Co., February 2015, Exercise Price $72.50	286	23,738
EI Du Pont de Nemours & Co., March 2015, Exercise Price $70.00	80	21,440
EI Du Pont de Nemours & Co., April 2015, Exercise Price $72.50	142	32,518
Equinix, Inc., Expiration February 2015, Exercise Price $210.00	63	74,340
General Electric Co., Expiration April 2015, Exercise Price $23.00	269	33,625
General Motors Co., Expiration March 2015, Exercise Price $32.00	852	160,176
General Motors Co., Expiration March 2015, Exercise Price $34.00	181	12,670
General Motors Co., Expiration March 2015, Exercise Price $36.00	1260	37,800
General Motors Co., Expiration June 2015, Exercise Price $36.00	239	19,120
Hertz Global Holdings, Inc., Expiration March 2015, Exercise Price $23.00	1016	53,848
Hertz Global Holdings, Inc., Expiration June 2015, Exercise Price $19.00	555	183,150
Hertz Global Holdings, Inc., Expiration June 2015, Exercise Price $21.00	200	41,000
Hertz Global Holdings, Inc., Expiration June 2015, Exercise Price $22.00	544	89,760
Hess Corp., Expiration February 2015, Exercise Price $72.50	744	60,264
Huntsman Corp., Expiration February 2015, Exercise Price $26.00	565	8,475
Huntsman Corp., Expiration March 2015, Exercise Price $22.00	284	39,760
Huntsman Corp., Expiration March 2015, Exercise Price $24.00	398	25,074
Huntsman Corp., Expiration November 2014, Exercise Price $23.00	81	10,935
Huntsman Corp., Expiration January 2015, Exercise Price $24.00	1498	140,812
International Game Technology, Expiration April 2015, Exercise Price $17.00	491	17,185
International Paper Co., Expiration April 2015, Exercise Price $52.50	1,407	271,551
Koninklijke KPN NV, Expiration February 2015, Exercise Price EUR 2.60	3,404	69,170
Koninklijke KPN NV, Expiration February 2015, Exercise Price EUR 2.70	250	2,822

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Monthly Distribution Fund (Continued)
January 31, 2015

Security	Contracts ++	Value
WRITTEN CALL OPTIONS (Continued) - (2.5) %
Koninklijke KPN NV, Expiration March 2015, Exercise Price EUR 2.50	892	$ 28,195
Koninklijke KPN NV, Expiration March 2015, Exercise Price EUR 2.60	848	19,146
Lamar Advertising Co., Expiration April 2015, Exercise Price $52.50	522	211,410
Life Time Fitness, Inc., Expiration December 2014, Exercise Price $50.00	52	25,740
Manitowoc Co. Inc., Expiration February 2015, Exercise Price $18.00	452	55,144
Manitowoc Co. Inc., Expiration February 2015, Exercise Price $19.00	138	9,660
Manitowoc Co. Inc., Expiration March 2015, Exercise Price $17.00	319	72,573
Manitowoc Co. Inc., Expiration March 2015, Exercise Price $18.00	594	92,070
Manitowoc Co. Inc., Expiration June 2015, Exercise Price $18.00	303	72,720
MeadWestvaco Corp., Expiration March 2015, Exercise Price $42.50	474	376,830
MeadWestvaco Corp., Expiration March 2015, Exercise Price $45.00	418	227,810
Microsoft Corp., Expiration April 2015, Exercise Price $40.00	350	63,350
Microsoft Corp., Expiration April 2015, Exercise Price $41.00	1,023	139,128
Newmont Mining Corp., Expiration March 2015, Exercise Price $22.00	618	216,300
NPS Pharmaceuticals, Inc., Expiration February 2015, Exercise Price $46.00	292	1,460
Occidental Petroleum Corp.,Expiration February 2015, Exercise Price $80.00	211	46,420
Occidental Petroleum Corp., Expiration May 2015, Exercise Price $77.50	244	101,260
Packaging Corp of America, Expiration March 2015, Exercise Price $72.50	231	106,260
Pfizer, Inc., Expiration February 2015, Exercise Price $31.00	64	3,648
Pfizer, Inc., Expiration March 2015, Exercise Price $30.00	725	108,025
Pfizer, Inc., Expiration March 2015, Exercise Price $31.00	537	52,626
Pfizer, Inc., Expiration March 2015, Exercise Price $32.00	374	16,456
Sirius XM Holdings, Inc., Expiration March 2015, Exercise Price $3.50	4,580	54,960
Sirius XM Holdings, Inc., Expiration February 2015, Exercise Price $3.50	339	3,051
Sirius XM Holdings, Inc., Expiration June 2015, Exercise Price $3.50	3,176	77,812
Timken Co., Expiration March 2015, Exercise Price $42.50	133	1,330
T-Mobile US, Inc., Expiration February 2015, Exercise Price $29.00	456	82,536
T-Mobile US, Inc., Expiration February 2015, Exercise Price $30.00	518	66,304
T-Mobile US, Inc., Expiration May 2015, Exercise Price $29.00	419	104,750
T-Mobile US, Inc., Expiration May 2015, Exercise Price $30.00	102	23,052
Vivendi SA., Expiration March 2015, Exercise Price EUR 19.00	181	44,135
Vivendi SA., Expiration March 2015, Exercise Price EUR 19.50	1,781	345,818
Vivendi SA., Expiration March 2015, Exercise Price EUR 20.00	843	125,619
Vivendi SA., Expiration April 2015, Exercise Price EUR 20.50	182	22,190
Vivendi SA., Expiration April 2015, Exercise Price EUR 21.00	333	29,322
Vodafone Group PLC, Expiration April 2015, Exercise Price $33.00	287	84,952
Vodafone Group PLC, Expiration April 2015, Exercise Price $34.00	42	9,408
Williams Cos, Inc., Expiration February 2015, Exercise Price $44.00	320	55,680
Williams Cos, Inc., Expiration February 2015, Exercise Price $45.00	164	19,844
Williams Cos, Inc., Expiration February 2015, Exercise Price $46.00	319	25,520
Yahoo! Inc., Expiration April 2015, Exercise Price $40.00	133	68,761
Yahoo! Inc., Expiration April 2015, Exercise Price $41.00	131	58,557
Yahoo! Inc., Expiration April 2015, Exercise Price $46.00	468	83,304
Yahoo! Inc., Expiration July 2015, Exercise Price $46.00	121	21,538
WRITTEN CALL OPTIONS - (Premiums Received - $8,376,065)		7,110,864

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Monthly Distribution Fund (Continued)
January 31, 2015

Security	Contracts ++	Value
WRITTEN PUT OPTIONS - (0.1) %
SPDR S&P 500 ETF Trust, Expiration February 2015, Exercise Price $194.00	242	$ 45,254
SPDR S&P 500 ETF Trust, Expiration February 2015, Exercise Price $195.00	120	25,080
SPDR S&P 500 ETF Trust, Expiration February 2015, Exercise Price $197.00	241	62,660
SPDR S&P 500 ETF Trust, Expiration March 2015, Exercise Price $175.00	1,419	184,470
TOTAL WRITTEN PUT OPTIONS - (Premiums Received - $337,803)		317,464

Security	Shares
SECURITIES SOLD SHORT * - (15.9) %
Actavis PLC	24,498	6,529,697
American Airlines Group, Inc.	5,300	260,124
Applied Materials, Inc.	239,268	5,464,881
AT&T, Inc.	199,134	6,555,491
Comcast Corp.	160,839	8,547,787
Comcast Corp.	60,892	3,221,187
Dollar Tree, Inc.	26,324	1,871,636
Endo International PLC	20	1,529
Halliburton Co.	24,908	996,071
Laboratory Corp of America Hld	4,779	548,534
Lamar Advertising Co.	76,700	4,296,734
Liberty Global PLC	26,389	1,232,894
M&T Bank Corp.	43,138	4,881,496
Medtronic PLC	209	14,930
Restaurant Brands Int	1,793	69,342
Rock-Tenn Co.	5,581	362,207
Vodafone Group PLC (New)	7,700	270,501
TOTAL SECURITIES SOLD SHORT - (Proceeds - $52,898,179)		45,125,041

		Unrealized
LONG EQUITY SWAP CONTRACTS - (1.4) %		Appreciation/ (Depreciation)
American International Group Equity Swap, JP Morgan - April 09, 2015		(330,067)
to receive total return of American International Group less USD- 3 Month LIBOR plus 0.53%
(NOTIONAL AMOUNT $8,172,262)

Andarko Petroleum Corp. Equity Swap, JP Morgan - December 16, 2014		337,410
to receive total return of Andarko Petroleum Corp. less USD- 3 Month LIBOR plus 1.03%
(NOTIONAL AMOUNT $3,913,000)

Apollo Residential Mortgage Equity Swap, JP Morgan - April 19, 2015		(426)
to receive total return of Apollo Residential Mortgage less USD- 3 Month LIBOR plus 0.66%
(NOTIONAL AMOUNT $1,223,632)

Apollo Residential Mortgage Equity Swap, JP Morgan - April 21, 2015		(12,421)
to receive total return of Apollo Residential Mortgage less USD- 3 Month LIBOR plus 0.66%
(NOTIONAL AMOUNT $522,140)

Apollo Residential Mortgage Equity Swap, JP Morgan - May 16, 2015		(5,970)
to receive total return of Apollo Residential Mortgage less USD- 3 Month LIBOR plus 0.66%
(NOTIONAL AMOUNT $169,411)

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Monthly Distribution Fund (Continued)
January 31, 2015
Unrealized
LONG EQUITY SWAP CONTRACTS (Continued) - (1.4) %	Appreciation/ (Depreciation)
Apollo Residential Mortgage Equity Swap, JP Morgan - May 19, 2015	$ (3,665)
to receive total return of Apollo Residential Mortgage less USD- 3 Month LIBOR plus 0.66%
(NOTIONAL AMOUNT $105,802)

Atlas Energy LP Equity Swap, JP Morgan - January 6, 2015	(1,245)
to receive total return of Atlas Energy less USD- 3 Month LIBOR plus 0.53%
(NOTIONAL AMOUNT $171,597)

Atlas Pipeline Partners LP Equity Swap, JP Morgan - January 6, 2015	63,635
to receive total return of Atlas Pipeline Partners less USD- 3 Month LIBOR plus 0.53%
(NOTIONAL AMOUNT $714,284)

Bayer AG Equity Swap, JP Morgan - September 19, 2015	90,518
to receive total return of Bayer AG less USD- 3 Month LIBOR plus 0.53%
(NOTIONAL AMOUNT $2,778,596)

Blackstone Senior Floating Rate Term Fund Equity Swap, JP Morgan - December 24, 2015	166
to receive total return of Blackstone Senior Floating Rate Term Fund less USD- 3 Month LIBOR plus 1.03%
(NOTIONAL AMOUNT $306,175)

CareFusion Corp. Equity Swap, JP Morgan - October 6, 2015	317,138
to receive total return of CareFusion Corp. less USD- 3 Month LIBOR plus 0.53%
(NOTIONAL AMOUNT $7,505,679)

CSR PLC Equity Swap, JP Morgan - October 20, 2015	(55,726)
to receive total return of CSR PLC less USD- 3 Month LIBOR plus 0.53%
(NOTIONAL AMOUNT $2,395,357)

CYS Investments, Inc. Equity Swap, JP Morgan - May 6, 2015	60,988
to receive total return of CYS Investments, Inc. less USD- 3 Month LIBOR plus 0.53%
(NOTIONAL AMOUNT $2,345,278)

DIRECTV Equity Swap, JP Morgan - October 7, 2015	(118,671)
to receive total return of DIRECTV less USD- 3 Month LIBOR plus 0.53%
(NOTIONAL AMOUNT $6,747,748)

Dow Chemical Co. Equity Swap, JP Morgan - February 6, 2015	4,522
to receive total return of Dow Chemical Co less USD- 3 Month LIBOR plus 0.53%
(NOTIONAL AMOUNT $2,806,958)

Dresser-Rand Group, Inc. Equity Swap, JP Morgan - October 16, 2015	586
to receive total return of Dresser-Rand Group, Inc. less USD- 3 Month LIBOR plus 1.03%
(NOTIONAL AMOUNT $45,907)

E. ON AG Equity Swap, JP Morgan - December 16, 2015	(19,564)
to receive total return of E. ON AG less USD- 3 Month LIBOR plus 1.03%
(NOTIONAL AMOUNT $235,423)

Eaton Vance Floating Rate, Inc. Equity Swap, JP Morgan - January 4, 2016	51,480
to receive total return of Eaton Vance Floating Rate, Inc. less USD- 3 Month LIBOR plus 1.03%
(NOTIONAL AMOUNT $3,301,149)

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Monthly Distribution Fund (Continued)
January 31, 2015
Unrealized
LONG EQUITY SWAP CONTRACTS (Continued) - (1.4) %	Appreciation/ (Depreciation)
Equity Commonwealth Equity Swap, JP Morgan - August 1, 2015	$ (94,026)
to receive total return of Equity Commonwealth less USD- 3 Month LIBOR plus 1.03%
(NOTIONAL AMOUNT $3,628,073)

First Trust Four Corners Senior Floating Rate Equity Swap, JP Morgan - January 4, 2016	3,443
to receive total return of First Trust Four Corners Senior Floating Rate less USD- 3 Month LIBOR plus 1.03%
(NOTIONAL AMOUNT $1,104,335)

First Trust MLP & Energy Income Fund Equity Swap, JP Morgan - December 31, 2015	(1,734)
to receive total return of First Trust MLP & Energy Income Fund less USD- 3 Month LIBOR plus 1.03%
(NOTIONAL AMOUNT $188,514)

General Motors Co. Equity Swap, JP Morgan - December 11, 2015	(38,640)
to receive total return of General Motors Co. less USD- 3 Month LIBOR plus 0.53%
(NOTIONAL AMOUNT $5,945,172)

Hess Corp. Equity Swap, JP Morgan - April 3, 2015	(1,129,714)
to receive total return of Hess Corp. less USD- 3 Month LIBOR plus 0.53%
(NOTIONAL AMOUNT $6,146,660)

Huntsman Corp. Equity Swap, JP Morgan - April 9, 2015	(921,187)
to receive total return of Huntsman Corp. less USD- 3 Month LIBOR plus 0.53%
(NOTIONAL AMOUNT $7,070,556)

Jazztel PLC Equity Swap, JP Morgan - October 16, 2015	(266,934)
to receive total return of Jasstel PLC less USD- 3 Month LIBOR plus 0.53%
(NOTIONAL AMOUNT $4,289,768)

Koninklijke KPN NV Equity Swap, JP Morgan - September 3, 2015	(259,024)
to receive total return of Koninklijke KPN NV less USD- 3 Month LIBOR plus 0.63%
(NOTIONAL AMOUNT $1,931,684)

Lamar Advertising Co. - Class A Equity Swap, JP Morgan - December 24, 2015	232,583
to receive total return of Lamar Advertising Co. - Class A less USD- 3 Month LIBOR plus 0.53%
(NOTIONAL AMOUNT $7,110,864)

Nuveen Energy MLP Total Return Fund Equity Swap, JP Morgan - January 15, 2016	(84,864)
to receive total return of Nuveen Energy MLP Total Return Fund less USD- 3 Month LIBOR plus 1.03%
(NOTIONAL AMOUNT $1,265,249)

Occidental Petroleum Corp. Equity Swap, JP Morgan - December 1, 2015	(163,087)
to receive total return of Occidental Petroleum Corp. less USD- 3 Month LIBOR plus 0.53%
(NOTIONAL AMOUNT $2,785,114)

Protective Life Corp. Equity Swap, JP Morgan - October 16, 2015	745
to receive total return of Protective Life Corp. less USD- 3 Month LIBOR plus 0.53%
(NOTIONAL AMOUNT $58,531)

SAI Global Ltd. Equity Swap, JP Morgan - June 3, 2015	(363,371)
to receive total return of SAI Global Ltd. less USD- 3 Month LIBOR plus 0.53%
(NOTIONAL AMOUNT $1,024,730)

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Monthly Distribution Fund (Continued)
January 31, 2015
Unrealized
LONG EQUITY SWAP CONTRACTS (Continued) - (1.4) %	Appreciation/ (Depreciation)
Sirius XM Radio, Inc. Equity Swap, JP Morgan - January 9, 2015	$ (3,006)
to receive total return of Sirius XM Radio, Inc. less USD- 3 Month LIBOR plus 0.53%
(NOTIONAL AMOUNT $40,833)

T-Mobile US, Inc. Equity Swap, JP Morgan - May 1, 2015	235,901
to receive total return of T-Mobile US, Inc. less USD- 3 Month LIBOR plus 0.00%
(NOTIONAL AMOUNT $3,217,731)

Time Warner Cable, Inc. Equity Swap, JP Morgan - March 17, 2015	(129,658)
to receive total return of Time Warner Cable, Inc. less USD- 3 Month LIBOR plus 0.53%
(NOTIONAL AMOUNT $7,203,316)

Vivendi Equity Swap, JP Morgan - May 8, 2015	(26,919)
to receive total return of Vivendi less USD- 3 Month LIBOR plus 0.63%
(NOTIONAL AMOUNT $259,430)

Vivendi Equity Swap, JP Morgan - May 13, 2015	(34,378)
to receive total return of Vivendi less USD- 3 Month LIBOR plus 0.63%
(NOTIONAL AMOUNT $340,439)

Vivendi Equity Swap, JP Morgan - May 14, 2015	(45,253)
to receive total return of Vivendi less USD- 3 Month LIBOR plus 0.63%
(NOTIONAL AMOUNT $507,907)

Vivendi Equity Swap, JP Morgan - May 16, 2015	(30,161)
to receive total return of Vivendi less USD- 3 Month LIBOR plus 0.63%
(NOTIONAL AMOUNT $461,980)

Vivendi Equity Swap, JP Morgan - May 21, 2015	(356,883)
to receive total return of Vivendi less USD- 3 Month LIBOR plus 0.63%
(NOTIONAL AMOUNT $2,707,569)

Vivendi Equity Swap, JP Morgan - July 10, 2015	125
to receive total return of Vivendi less USD- 3 Month LIBOR plus 0.63%
(NOTIONAL AMOUNT $278,389)

Vivendi Equity Swap, JP Morgan - July 14, 2015	399
to receive total return of Vivendi less USD- 3 Month LIBOR plus 0.63%
(NOTIONAL AMOUNT $96,694)

Vivendi Equity Swap, JP Morgan - August 21, 2015	(52,933)
to receive total return of Vivendi less USD- 3 Month LIBOR plus 0.63%
(NOTIONAL AMOUNT $665,065)

Vivendi Equity Swap, JP Morgan - September 4, 2015	(63,469)
to receive total return of Vivendi less USD- 3 Month LIBOR plus 0.63%
(NOTIONAL AMOUNT $891,514)

Vivendi Equity Swap, JP Morgan - September 17, 2015	(32,452)
to receive total return of Vivendi less USD- 3 Month LIBOR plus 0.63%
(NOTIONAL AMOUNT $601,889)

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Monthly Distribution Fund (Continued)
January 31, 2015
Unrealized
LONG EQUITY SWAP CONTRACTS (Continued) - (1.4) %	Appreciation/ (Depreciation)
Vivendi Equity Swap, JP Morgan - September 26, 2015	$ (14,089)
to receive total return of Vivendi less USD- 3 Month LIBOR plus 0.63%
(NOTIONAL AMOUNT $602,521)

Vivendi Equity Swap, JP Morgan - October 1, 2015	2,302
to receive total return of Vivendi less USD- 3 Month LIBOR plus 0.63%
(NOTIONAL AMOUNT $602,751)

Vivendi Equity Swap, JP Morgan - January 21, 2016	(8,366)
to receive total return of Vivendi less USD- 3 Month LIBOR plus 0.63%
(NOTIONAL AMOUNT $76,610)

Vivendi Equity Swap, JP Morgan - January 26, 2016	(51,494)
to receive total return of Vivendi less USD- 3 Month LIBOR plus 0.63%
(NOTIONAL AMOUNT $444,612)

Vodafone Group PLC Equity Swap, JP Morgan - December 15, 2014	(554,921)
to receive total return of Vodafone Group PLC less USD- 3 Month LIBOR plus 0.53%
(NOTIONAL AMOUNT $2,188,676)

Voya Prime Rate Equity Swap, JP Morgan - December 28, 2015	(17,541)
to receive total return of Voya Prime Rate less USD- 3 Month LIBOR plus 0.53%
(NOTIONAL AMOUNT $1,133,951)

TOTAL LONG EQUITY SWAP CONTRACTS	(3,889,918)

SHORT EQUITY SWAP CONTRACTS- 0.1%
Amec Foster Wheeler PLC Equity Swap, JP Morgan - November 14, 2015	344,626
to pay total return of Amec Foster Wheeler PLC less USD- 3 Month LIBOR plus 0.12%
(NOTIONAL AMOUNT $1,004,430)

AT&T, Inc. Equity Swap, JP Morgan - January 16, 2016	22,097
to pay total return of AT&T, Inc. less USD- 3 Month LIBOR plus 0.37%
(NOTIONAL AMOUNT $1,365,705)

Becton Dickinson and Co. Equity Swap, JP Morgan - October 9, 2015	(136,543)
to pay total return of Becton Dickinson Co. less USD- 3 Month LIBOR plus 0.37%
(NOTIONAL AMOUNT $1,278,837)

Gtech SPA Equity Swap, JP Morgan - July 15, 2015	43,886
to pay total return of Gtech SPA less USD- 3 Month LIBOR plus 0.17%
(NOTIONAL AMOUNT $226,020)

Targa Resources Corp. Equity Swap, JP Morgan - January 6, 2016	10,424
to pay total return of Targa Resources Corp. less USD- 3 Month LIBOR plus 0.17%
(NOTIONAL AMOUNT $105,815)

Targa Resources Partners LP Equity Swap, JP Morgan - January 6, 2016	(16,330)
to pay total return of Targa Resources Partners LP less USD- 3 Month LIBOR plus 0.17%
(NOTIONAL AMOUNT $742,668)
TOTAL SHORT EQUITY SWAP CONTRACTS	268,160

TOTAL EQUITY SWAP CONTRACTS	$ (3,621,758)

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Monthly Distribution Fund (Continued)
January 31, 2015

As of January 31, 2015, the following Forward Currency Exchange contracts were open:

Forward Currency Contracts
					Unrealized
	Settlement		Local Currency	U.S. Dollar	Appreciation/
Foreign Currency	Date	Counterparty	Amount Purchased	Market Value	(Depreciation)
To Buy:
Australian Dollar	3/26/2015	JP Morgan	430,911	334,152	(38,020)
Australian Dollar	3/27/2015	JP Morgan	924,403	716,718	(74,721)
British Pound	3/19/2015	JP Morgan	773,940	1,161,562	(82,813)
					$ (195,554)

					Unrealized
	Settlement		Local Currency	U.S. Dollar	Appreciation/
Foreign Currency	Date	Counterparty	Amount Sold	Market Value	(Depreciation)
To Sell:
Australian Dollar	3/26/2015	JP Morgan	1,404,599	1,089,110	198,907
Australian Dollar	3/27/2015	JP Morgan	924,403	716,718	93,252
British Pound	3/19/2015	JP Morgan	773,940	1,161,882	152,892
British Pound	6/15/2015	JP Morgan	1,634,814	2,452,822	82,161
Euro	2/11/2015	JP Morgan	6,559,120	7,411,346	668,727
Euro	2/18/2015	JP Morgan	2,346,500	2,651,535	260,620
Euro	3/17/2015	JP Morgan	3,760,419	4,249,985	195,959
Euro	3/25/2015	JP Morgan	223,984	253,189	27,103
Euro	4/15/2015	JP Morgan	1,396,088	1,578,449	69,200
Singapore Dollar	6/25/2015	JP Morgan	3,108,635	2,293,120	59,510
					$ 1,808,331

Total unrealized gain on forward foreign currency contracts					$ 1,612,777

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Floating Rate Bond Fund
January 31, 2015
	Principal	Interest	Maturity
Security	Amount	Rate	Date	Value
BANK LOANS - 91.0%
AEROSPACE/DEFENSE - 1.6%
Landmark Aviation	$ 8,280	4.7500%	10/25/2019	$ 8,204
LM US Member LLC	208,621	4.7500	10/25/2019	206,708
LM US Member LLC	65,000	8.2500	1/25/2021	63,131
Spirit Aerosystems, Inc.	220,595	3.2500	9/15/2020	218,527
TransDigm, Inc.	82,585	3.7500	6/4/2021	81,656
TransDigm, Inc.	657,074	3.7500	2/28/2020	649,474
				1,227,700
AIRLINES - 2.1%
Air Canada	203,975	5.5000	9/26/2019	207,290
American Airlines, Inc.	236,000	4.2500	10/10/2021	236,927
United Continental, Inc.	436,905	3.7500	9/15/2021	434,402
US Airways Group, Inc.	509,850	3.5000	5/23/2019	504,219
US Airways Group, Inc.	272,236	3.7500	6/27/2019	270,599
				1,653,437
AUTOMOTIVE - 3.9%
Allison Transmission, Inc.	317,602	3.7500	8/23/2019	316,439
Chrysler Group LLC	222,692	3.5000	5/24/2017	222,195
Chrysler Group LLC	579,493	3.2500	12/31/2018	576,053
Cooper-Standard Automotive	415,915	4.0000	4/4/2021	411,627
Federal Mogul Corp.	447,750	4.7500	4/15/2021	444,477
KAR Auction Services, Inc.	315,157	3.5000	3/11/2021	310,629
Key Safety Systems	346,133	4.7500	8/29/2021	346,133
Metaldyne LLC	131,022	4.5000	10/20/2021	131,260
SRAM, LLC	129,548	5.2500	6/7/2018	126,999
TI Group Automotive Systems, LLC	119,400	4.2500	7/2/2021	119,102
Transtar Holding Co.	34,434	5.7500	10/9/2018	33,744
				3,038,658
BUILDING MATERIALS - 2.3%
American Builders & Contractor Supply Co., Inc.	602,375	3.5000	4/16/2020	588,822
Anchor Glass Containers	376,119	3.2500	6/30/2021	374,897
Ardah Holdings USA, Inc.	46,648	4.0000	12/17/2019	45,977
Libbey Glass, Inc.	400,990	3.7500	4/9/2021	395,476
Quikrete Holdings, Inc.	384,342	4.0000	9/28/2020	380,418
				1,785,590
CHEMICALS - 3.8%
Arizona Chem US, Inc.	144,808	4.5000	6/11/2021	141,982
Berlin Packaging LLC	294,638	4.5000	10/1/2021	293,164
Berry Plastics Group, Inc.	241,922	3.5000	2/8/2020	237,418
Berry Plastics Group, Inc.	417,785	3.7500	1/6/2021	412,890
Huntsman International LLC	290,000	3.7500	10/15/2020	287,101
Ineos US Finance LLC	633,146	3.7500	5/4/2018	617,533
Reynolds Group Holdings, Inc.	456,942	4.0000	12/1/2018	452,681
Solenis International LP	155,610	4.2500	7/31/2021	151,380
Univar, Inc.	143,140	5.0000	6/30/2017	138,398
W.R. Grace & Co.	190,142	3.0000	2/3/2021	189,837
W.R. Grace & Co.	68,422	3.0000	2/3/2021	68,313
				2,990,697
COMPUTERS & ELECTRONICS - 10.2%
Active Network, Inc.	204,080	5.5000	11/13/2020	198,128
Allflex Holdings III, Inc.	286,375	4.2500	7/17/2020	284,012
Applied Systems, Inc.	239,580	4.2500	1/25/2021	238,157
Applied Systems, Inc.	155,000	7.5000	1/24/2022	153,256
Avago Technologies Cayman Ltd.	366,160	3.7500	5/6/2021	366,114

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Floating Rate Bond Fund (Continued)
January 31, 2015
	Principal	Interest	Maturity
Security	Amount	Rate	Date	Value
COMPUTERS & ELECTRONICS (Continued) - 10.2%
Blue Coat Systems, Inc.	$ 210,000	9.5000%	6/26/2020	$ 208,425
Blue Coat Systems, Inc.	342,533	4.0000	2/15/2018	336,095
CCC Information Services, Inc.	213,909	4.0000	12/20/2019	211,368
Deltek, Inc.	170,000	10.0000	10/10/2019	172,125
Deltek, Inc.	109,422	4.5000	10/10/2018	109,012
Excelitas Technologies Corp.	158,000	6.0000	11/2/2020	158,066
First Data Corp.	1,418,657	3.6683	3/23/2018	1,394,717
First Data Corp.	53,399	3.6683	9/24/2018	52,511
Freescale Semiconductor, Inc.	286,375	5.0000	1/15/2021	287,191
IMS Health, Inc.	456,055	3.5000	3/17/2021	448,644
Infor, Inc.	473,264	3.7500	6/3/2020	461,236
Infor, Inc.	310,670	3.7500	6/3/2020	303,907
Kronos, Inc.	835,040	4.5000	10/30/2019	834,343
Kronos, Inc.	60,892	9.7500	4/30/2020	62,338
Mitchell International, Inc.	229,300	4.5000	10/13/2020	227,150
Mitchell International, Inc.	221,000	8.5000	10/11/2021	219,011
Presidio	310,000	0.0000	2/2/2022	300,702
Skillsoft Corp	343,275	5.7500	4/28/2021	329,510
Skillsoft Corp	137,000	9.2500	4/28/2022	125,698
Sophia Holding	119,311	4.0000	7/19/2018	118,249
Spectrum Brands, Inc.	241,937	3.5000	9/4/2019	241,333
Sungard Availability Services Capital, Inc.	137,278	6.0000	3/29/2019	116,686
				7,957,984
CONSTRUCTION - 0.6%
Brock Holdings III, Inc.	308,303	6.0000	3/16/2017	291,732
USIC Holdings, Inc.	199,610	4.0000	7/10/2020	194,869
				486,601
CONSUMER NON-DURABLE - 0.6%
Prestige Brands, Inc.	477,889	4.5000	9/3/2021	478,935

EDUCATIONAL SERVICES - 0.5%
Laureate Education, Inc.	380,812	5.0000	6/15/2018	360,502

ENTERTAINMENT & LEISURE - 0.6%
Delta 2 Lux S.a.r.l	410,000	4.7500	7/30/2021	397,854
Delta 2 Lux S.a.r.l	105,000	7.7500	7/29/2022	101,981
				499,835
FINANCIAL SERVICES - 1.0%
Altisource Solutions S.a.r.l.	323,375	4.5000	12/9/2020	244,957
Walter Investment Management Corp.	590,553	4.7500	12/18/2020	518,824
				763,781
FOOD AND BEVERAGE - 4.5%
Big Heart Pet Brands	198,500	3.5000	3/9/2020	191,118
Charger Opco BV	73,000	3.5000	7/23/2021	70,810
Del Monte Foods Co.	262,350	5.5000	2/18/2021	243,499
Dole Foods, Inc.	345,500	4.5000	11/1/2018	343,988
H.J. Heinz Co.	1,475,978	3.5000	6/5/2020	1,475,793
New HB Acquisiton, LLC	287,825	6.7500	4/9/2020	293,402
Pinnacle Foods Finance LLC	911,272	3.0000	4/29/2020	893,275
				3,511,885
GAMING & HOTELS - 7.7%
Boyd Gaming Corp.	540,971	4.0000	8/14/2020	533,784
Caesars Entertainment Operating Co.	137,310	9.7500	1/28/2018	123,043
Caesars Entertainment Operating Co., Inc.	203,234	5.9851	3/1/2017	181,514

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Floating Rate Bond Fund (Continued)
January 31, 2015
	Principal	Interest	Maturity
Security	Amount	Rate	Date	Value
GAMING & HOTELS (Continued) - 7.7%
Caesars Entertainment Resort Properties, LLC	$ 361,350	7.0000%	10/11/2020	$ 345,723
Caesars Growth Properties Holdings, LLC	254,720	6.2500	5/8/2021	233,706
CBAC Borrower, LLC	145,000	8.2500	7/2/2020	143,369
CityCenter Holdings, LLC	375,000	4.2500	10/16/2020	373,453
Golden Nugget, Inc.	161,000	0.0000	11/21/2019	159,458
Golden Nugget, Inc.	69,000	0.0000	11/21/2019	68,339
Hilton Worldwide Finance	1,561,211	3.5000	10/26/2020	1,544,756
Marina District Finance Co.	150,874	6.7500	8/15/2018	150,811
MGM Results International	730,348	3.5000	12/20/2019	720,079
Mohegan Tribal Gaming Authority	162,822	5.5000	11/19/2019	157,849
Penn National Gaming, Inc.	410,850	3.2500	10/30/2020	402,976
Pinnacle Entertainment, Inc.	206,746	3.7500	8/13/2020	204,615
Scientific Games International, Inc.	218,000	6.0000	10/1/2021	215,517
Shingle Springs Tribal Gaming Authority	166,513	6.2500	8/29/2019	167,344
Station Casinos LLC	269,210	4.2500	3/2/2020	265,750
				5,992,086
HEALTHCARE- 9.3%
Accellent, Inc.	185,598	4.5000	3/12/2021	181,364
Akorn, Inc.	423,938	4.5000	4/16/2021	423,673
American Renal Holdings, Inc.	149,986	8.5000	3/20/2020	149,236
Amneal Pharmaceuticals LLC	106,552	5.0000	11/1/2019	106,570
Amsurg Corp.	102,485	3.7500	7/16/2021	102,357
Ardent Medical Dervices, Inc.	115,000	11.0000	1/2/2019	115,095
Capsugel Holdings US, Inc.	214,013	3.5000	8/1/2018	212,609
Community Health Systems, Inc.	793,020	4.2500	1/27/2021	793,555
CRC Health Corp.	76,423	5.2500	3/29/2021	76,423
Davita Healthcare Partners, Inc.	556,083	3.5000	6/24/2021	554,376
Endo International PLC	347,375	3.2500	3/1/2021	343,641
Gentiva Health Services, Inc.	227,861	6.5000	10/18/2019	227,684
Kinetic Concepts, Inc.	422,750	4.0000	5/4/2018	418,983
Mallinckrodt International Finance	156,815	3.2500	3/19/2021	153,875
Mallinckrodt International Finance	227,930	3.5000	3/19/2021	225,610
National Surgical Hospitals, Inc.	92,535	5.2500	8/1/2019	91,957
NBTY, Inc.	215,000	3.5000	10/1/2017	208,752
Ortho-Clinical Diagnostics, Inc.	430,836	4.7500	6/30/2021	415,110
Par Pharmaceutical Co., Inc.	126,959	4.0000	9/30/2019	125,161
Pharmedium Healthcare Corp.	189,611	4.2500	1/28/2021	186,056
Pharmedium Healthcare Corp.	29,000	7.7500	1/28/2022	28,674
Regional Care Hospital, Inc.	317,754	6.0000	4/23/2019	316,563
Rexam Healthcare	113,430	4.2500	5/3/2021	112,721
Salix Pharmaceuticals Ltd	300,000	4.2500	1/2/2020	299,138
Surgery Center Holdings, Inc.	47,000	5.2500	11/3/2020	46,001
Surgery Center Holdings, Inc.	118,000	8.5000	11/3/2021	114,460
Surgical Care Affiliates, Inc.	192,556	4.0000	6/29/2018	190,791
US Renal Care, Inc.	374,884	4.2500	7/3/2019	370,664
Valeant Pharmaceuticals International, Inc.	662,020	3.5000	2/13/2019	658,450
				7,249,549
INSURANCE - 2.1%
Asurion, LLC	173,444	5.0000	5/24/2019	172,618
Asurion, LLC	110,874	4.2500	7/8/2020	108,879
MPH Acquisition Holdings LLC	294,200	3.7500	3/31/2021	287,529
National Financial Partners Corp.	283,075	4.5000	7/1/2020	279,715
Sedgwick CMS Holdings, Inc.	595,500	3.7500	3/1/2021	576,146
Sedgwick CMS Holdings, Inc.	195,000	6.7500	2/28/2022	184,640
				1,609,527

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Floating Rate Bond Fund (Continued)
January 31, 2015
	Principal	Interest	Maturity
Security	Amount	Rate	Date	Value
LEASING - 0.5%
Delos Aircraft, Inc.	$ 381,000	3.5000%	3/6/2021	$ 379,988

MACHINERY - 2.1%
Alliance Laundry Systems, LLC	379,063	4.2500	12/10/2018	376,220
Filtration Group Corp.	80,000	8.2500	11/22/2021	79,000
Husky Injection Molding Systems Ltd.	172,342	4.2500	7/2/2018	169,465
McJunkin Red Man Corp.	73,075	4.7500	11/8/2019	67,747
Nortek, Inc.	453,725	3.7500	10/30/2020	449,755
Rexnord Corp.	241,938	4.0000	8/21/2020	238,271
Spin Holdco, Inc.	237,600	4.2500	11/14/2019	234,284
				1,614,742
MANUFACTURING - 0.5%
Aristocrat Leisure Ltd.	390,000	4.7500	10/20/2021	384,719

MEDIA - 7.2%
Cequel Communications LLC	135,698	3.5000	2/14/2019	134,503
Charter Communications Operating, LLC	331,012	3.0000	7/1/2020	325,842
Charter Communications Operating, LLC	140,000	4.2500	9/10/2021	140,865
Clear Channel Communication	1,480,000	6.9205	1/30/2019	1,381,957
CSC Holdings LLC	506,979	2.6705	4/17/2020	497,394
Cumulus Media Holdings, Inc.	182,537	4.2500	12/23/2020	178,886
Mediacom Illinois, LLC	143,183	3.2500	1/29/2021	140,588
Mediacom Illinois, LLC	62,685	3.7500	6/30/2021	62,215
Mediacom Illinois, LLC	157,605	3.7500	6/30/2021	156,029
Numericable US LLC	116,555	4.5000	5/21/2020	116,142
Numericable US LLC	98,644	4.5000	5/21/2020	98,294
Sinclair Television Group, Inc.	375,000	3.5000	7/30/2021	372,609
TWCC Holding Corp.	232,862	3.5000	2/13/2017	228,459
TWCC Holding Corp.	270,000	7.0000	6/26/2020	253,125
Univision Communications, Inc.	1,348,855	4.0000	3/1/2020	1,330,734
Ziggo BV	80,983	3.2500	1/15/2022	79,056
Ziggo BV	52,187	3.5000	1/15/2022	50,945
Ziggo BV	85,829	3.5000	1/15/2022	83,787
				5,631,430
METALS & MINING - 0.5%
Arch Coal, Inc.	303,447	6.2500	5/16/2018	220,758
Crown Holdings, Inc.	157,000	4.0000	10/24/2021	158,095
				378,853
NOT FOR PROFIT - 0.3%
National Mentor Holdings, Inc.	238,200	4.2500	1/31/2021	234,865

OIL & GAS - 2.8%
Chief Exploration and Development LLC	172,000	7.5000	5/16/2021	151,646
Drillships Financing Holding, Inc.	143,183	6.0000	3/31/2021	111,124
Drillships Financing Holding, Inc.	111,440	5.5000	7/25/2021	93,453
Expro Finance Luxembourg	116,708	5.7500	9/2/2021	91,615
Fieldwood Energy LLC	97,822	3.8800	9/28/2018	89,966
Fieldwood Energy LLC	215,850	8.3800	9/30/2020	130,427
FTS International, Inc.	86,400	5.7500	4/16/2021	66,996
Jonah Energy LLC	243,000	7.5000	5/12/2021	203,816
Meg Energy Corp.	280,000	3.7500	3/31/2020	264,293
Paragon Offshore Finance Co.	230,423	3.7500	7/18/2021	176,993
Quicksilver Resources, Inc.	100,000	7.0000	6/21/2019	65,750
Seadrill Ltd.	644,485	4.0000	2/21/2021	512,665
Templar Energy, LLC	205,000	8.5000	11/25/2020	126,588

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Floating Rate Bond Fund (Continued)
January 31, 2015
	Principal	Interest	Maturity
Security	Amount	Rate	Date	Value
OIL & GAS (Continued) - 2.8%
TGGT Holdings, LLC	$ 91,200	6.5000%	11/15/2018	$ 81,170
				2,166,502
PRINTING & PUBLISHING - 0.6%
Tribune Publishing Co.	268,335	4.0000	12/27/2020	265,401
Tribune Publishing Co.	215,275	5.7500	8/4/2021	211,239
				476,640
PROFESSIONAL & BUSINESS SERVICES - 7.8%
Acosta, Inc.	232,418	5.0000	9/26/2021	233,160
Advantage Sales & Marketing, Inc.	316,144	4.2500	7/23/2021	313,057
Advantage Sales & Marketing, Inc.	10,538	4.2500	7/23/2021	10,435
Advantage Sales & Marketing, Inc.	195,000	7.5000	7/25/2022	191,588
AlliedBarton Security Services	78,413	4.2500	2/12/2021	77,506
AlliedBarton Security Services	38,478	8.0000	8/13/2021	38,047
Catalina Marketing Corp	170,145	4.5000	4/9/2021	162,169
Ceridian HCM Holding, Inc.	464,577	4.5000	9/15/2020	457,318
CHG Buyer Corp.	242,443	4.2500	11/19/2019	241,497
CHG Buyer Corp.	141,220	9.0000	11/19/2020	142,279
Electronic Funds Source LLC	263,675	5.5000	5/29/2021	261,945
Emseon, Inc.	498,750	3.7500	11/2/2018	492,516
Harland Clarke Holdings Corp.	179,342	7.0000	5/22/2018	180,732
Harland Clarke Holdings Corp.	67,275	6.0000	8/4/2019	67,464
INC Research, Inc.	145,000	4.5000	11/15/2021	144,982
Infinity Acquisition	459,848	4.2500	8/6/2021	453,718
Interactive Data Corp.	350,325	4.7500	5/2/2021	349,712
Inventiv Health, Inc.	233,269	7.7500	5/15/2018	232,686
NVA Holdings, Inc.	41,895	4.7500	8/14/2021	41,738
NVA Holdings, Inc.	106,000	8.0000	8/14/2022	105,868
PRA Holdings, Inc.	388,770	4.5000	9/23/2020	386,342
Quintiles Transnational Corp.	502,538	3.7500	6/8/2018	498,455
Trans Union LLC	558,350	4.0000	4/9/2021	551,650
West Corp.	446,073	3.2500	6/30/2018	441,372
				6,076,236
REAL ESTATE - 2.8%
Capital Automotive LP	116,221	4.0000	4/10/2019	115,907
Capital Automotive LP	197,005	6.0000	4/29/2020	196,636
Realogy Group LLC	835,134	3.7500	3/5/2020	823,755
Servicemaster Co.	590,023	4.2500	7/1/2021	583,753
Starwood Property Trust, Inc.	482,657	3.5000	4/17/2020	472,400
				2,192,451
RETAIL FOOD & DRUG - 1.1%
Albertsons, Inc.	253,000	4.5000	8/25/2021	252,843
Albertsons, Inc.	28,000	4.5000	8/25/2021	27,983
General Nutrition Centers, Inc.	572,061	3.2500	3/2/2018	558,120
				838,946
RETAILING - 4.4%
Aramark Corp.	810,895	3.2500	2/24/2021	798,395
Brickman Group Holdings, Inc.	325,714	4.0000	12/18/2020	318,487
Brickman Group Holdings, Inc.	249,000	7.5000	12/18/2021	245,265
CDW LLC	864,981	3.2500	4/29/2020	847,499
HD Supply, Inc.	551,775	4.0000	6/28/2018	547,865
Leslie's Poolmart, Inc.	401,055	4.2500	10/16/2019	391,657
Michaels Stores, Inc.	286,357	3.7500	1/28/2020	281,579
				3,430,747
SECURITIES & TRUSTS - 0.4%
Clipper Acquisitions Corp.	297,000	3.0000	2/6/2020	287,719

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Floating Rate Bond Fund (Continued)
January 31, 2015
	Principal	Interest	Maturity
Security	Amount	Rate	Date	Value

STEEL - 0.5%
FMG Resources Ltd.	$ 406,069	3.7500%	6/30/2019	$ 357,197

TELECOMMUNICATIONS - 5.3%
Crown Castle Operating Co.	414,866	3.0000	1/31/2021	408,902
Global Tel Link Corp.	306,217	5.0000	5/21/2020	303,308
Intelsat Jackson Holdings	800,000	3.7500	6/30/2019	792,000
IPC Systems, Inc.	121,390	6.0000	11/8/2020	121,162
Level 3 Financing, Inc.	355,000	4.0000	1/15/2020	352,412
Level 3 Financing, Inc.	636,000	4.5000	1/31/2022	637,739
SBA Senior Finance II LLC	212,930	3.2500	3/24/2021	209,678
Securus Technologies, Inc.	143,188	4.7500	4/17/2020	141,684
Virgin Media Investment Holdings Ltd.	395,000	3.5000	6/7/2020	389,480
Windstream Holdings, Inc.	523,174	3.5000	1/23/2020	519,250
XO Communications, Inc.	263,012	4.2500	3/19/2021	260,932
				4,136,547
TRANSPORTATION - 0.5%
Dyncorp International, Inc.	233,563	6.2500	7/7/2016	232,785
Envision Healthcare Corp.	192,505	4.0000	5/25/2018	191,879
				424,664
UTILITIES - 2.9%
Atlantic Power LP	64,077	4.7500	2/24/2021	63,797
Calpine Corp.	233,662	4.0000	10/9/2019	231,630
Calpine Construction Finance Co.	262,152	3.2500	1/31/2022	255,467
Calpine Construction Finance Co.	311,338	3.0000	5/3/2020	302,258
Granite Acquisition, Inc.	18,755	5.0000	12/17/2021	18,900
Granite Acquisition, Inc.	426,245	5.0000	12/17/2021	429,549
NRG Energy, Inc.	583,148	2.7500	7/1/2018	577,981
Texas Competitive Electric Holdings LLC	639,105	4.6612	10/10/2017	400,508
				2,280,090
TOTAL BANK LOANS (Cost - $72,783,471)
				70,899,103
BONDS & NOTES - 6.3%
AIRLINES - 0.1%
Air Canada - 144A	75,000	6.7500	10/1/2019	79,781

CHEMICALS - 0.2%
Hexion Nova Scotia Finance	75,000	8.8750	2/1/2018	64,500
Hexion US Finance Corp.	75,000	6.6250	4/15/2020	70,828
				135,328
COMMERCIAL MBS - 0.7%
Greenwich Capital Commercial	490,000	5.4440	3/10/2039	522,803
Monty Parent Issuer LLC - 144A	3,933	3.4700	11/20/2028	3,940
				526,743
COMMERCIAL SERVICES - 0.3%
Interactive Data Corp. - 144A	125,000	5.8750	4/15/2019	125,000
United Rentals North America, Inc.	75,000	7.3750	5/15/2020	81,094
				206,094
DIVERSIFIED FINANCIAL SERVICES - 0.9%
Aircastle Ltd.	75,000	6.2500	12/1/2019	81,188
Aircastle Ltd.	25,000	4.6250	12/15/2018	25,625
Icahn Enterprises LP	10,000	4.8750	3/15/2019	10,200
International Lease Finance Corp.	120,000	3.8750	4/15/2018	121,575
Nationstar Mortgage LLC	220,000	6.5000	8/1/2018	205,150

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Floating Rate Bond Fund (Continued)
January 31, 2015
	Principal	Interest	Maturity
Security	Amount	Rate	Date	Value
DIVERSIFIED FINANCIAL SERVICES (Continued) - 0.9%
Springleaf Finance Corp.	$ 305,000	5.2500	12/15/2019	$ 305,394
				749,132
ELECTRIC - 0.3%
Dynegy Finance, Inc. - 144A	100,000	6.7500	11/1/2019	102,875
RJS Power Holdings LLC - 144A	100,000	5.1250	7/15/2019	97,500
				200,375
ENTERTAINMENT - 0.2%
GLP Capital LP	50,000	4.8750	11/1/2020	51,750
Isle of Capri Casinos, Inc.	75,000	5.8750	3/15/2021	78,188
				129,938
FOOD - 0.1%
Dole Food Co., Inc. - 144A	70,000	7.2500	5/1/2019	70,438

GAS - 0.1%
NGL Energy Part LP - 144A	105,000	5.1250	7/15/2019	100,275

HEALTHCARE-SERVICES - 0.3%
Community Health Systems, Inc.	75,000	5.1250	8/15/2018	77,850
HCA, Inc.	75,000	4.2500	10/15/2019	77,250
Tenet Healthcare Corp.	75,000	6.0000	10/1/2020	81,375
Tenet Healthcare Corp. - 144A	25,000	5.0000	3/1/2019	25,125
				261,600
HOUSEHOLD PRODUCTS/WARES - 0.1%
Spectrum Brands, Inc.	75,000	6.3750	11/15/2020	79,875

IRON/STEEL - 0.1%
United States Steel Corp.	50,000	6.8750	4/1/2021	50,000

LEISURE TIME - 0.0%
NCL Corp Ltd. - 144A	15,000	5.2500	11/15/2019	15,262

MEDIA - 0.3%
Cequel Capital Corp. - 144A	50,000	6.3750	9/15/2020	52,250
iHeart Communications, Inc.	120,000	10.0000	1/15/2018	104,850
Univision Communications, Inc. - 144A	75,000	6.8750	5/15/2019	78,375
				235,475
MINING - 0.3%
FMG Resources August 2006 Pty Ltd. - 144A	120,000	8.2500	11/1/2019	106,950
Vedanta Resources PLC - 144A	100,000	9.5000	7/18/2018	99,500
				206,450
OIL & GAS - 0.2%
California Resources Corp. - 144A	100,000	5.0000	1/15/2020	86,750
Calumet Specialty Products Partners LP - 144A	75,000	6.5000	4/15/2021	65,438
				152,188
OIL & GAS SERVICES - 0.1%
FTS International - 144A	50,000	6.2500	5/1/2022	37,750
PHI, Inc.	25,000	5.2500	3/15/2019	21,875
				59,625
OTHER ABS - 0.2%
Veriscrest Opportunity Loan Transferee - 144A	180,000	3.5000	2/25/2055	179,806

PACKAGING & CONTAINERS - 0.6%
Ardagh Holdings USA, Inc. - 144A	200,000	6.2500	1/31/2019	195,500
Beverage Packaging Holdings Luxembourg II SA - 144A	130,000	6.0000	6/15/2017	127,968

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Floating Rate Bond Fund (Continued)
January 31, 2015
	Principal	Interest		Maturity
Security	Amount	Rate		Date	Value
PACKAGING & CONTAINERS (Continued) - 0.6%
Reynolds Group Issuer, Inc.	$ 100,000	9.0000%		4/15/2019	$ 103,750
Reynolds Group Issuer, Inc.	50,000	5.7500		10/15/2020	51,250
					478,468
PHARMACEUTICALS - 0.1%
Capsugel SA - 144A	25,000	7.0000		5/15/2019	25,516
Salix Pharmaceuticals Ltd. - 144A	5,000	6.0000		1/15/2021	5,338
Valeant Pharmaceuticals International, Inc. - 144A	75,000	6.7500		8/15/2018	79,968
					110,822
REITS - 0.3%
iStar Financial, Inc.	120,000	4.8750		7/1/2018	118,950
iStar Financial, Inc.	60,000	5.0000		7/1/2019	59,250
iStar Financial, Inc.	100,000	4.0000		11/1/2017	98,125
					276,325
SOFTWARE - 0.2%
First Data Corp.	127,000	11.7500		8/15/2021	146,844

TELECOMMUNICATIONS - 0.6%
Avaya, Inc. - 144A	230,000	7.0000		4/1/2019	224,538
Frontier Communications Corp.	80,000	6.2500		9/15/2021	82,600
Intelsat Jackson Holdings SA	85,000	6.6250		12/15/2022	87,550
Level 3 Financing, Inc.	75,000	7.0000		6/1/2020	80,250
					474,938

TOTAL BONDS & NOTES (Cost - $5,028,999)					4,925,782

	Shares
SHORT-TERM INVESTMENT - 6.7%
MONEY MARKET FUND - 6.7%
Fidelity Institutional Money Market Funds - Government Portfolio
TOTAL SHORT-TERM INVESTMENT - (Cost - $5,281,281)	5,281,281	0.01	+		5,281,281

TOTAL INVESTMENTS - 104.0% (Cost - $83,093,751)					81,106,166
LIABILITIES IN EXCESS OF OTHER ASSETS - (4.0) %					(2,809,932)
NET ASSETS - 100.0%					78,296,234

MBS - Mortgage Back Security
REITs - Real Estate Investment Trusts
+ Variable rate security. Interest rate is as of January 31, 2015.
144A - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $83,099,826 and differs from market value by net unrealized appreciation (depreciation) on securities as follows:
				Unrealized Appreciation	$ 123,885
				Unrealized Depreciation	(2,216,151)
				Net Unrealized Depreciation	$ (2,092,266)

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham High-Yield Bond Fund
January 31, 2015
	Principal	Interest	Maturity
	Amount	Rate	Date
BONDS & NOTES - 95.4%
AEROSPACE/DEFENSE - 0.6%
Triumph Group, Inc.	$ 815,000	4.8750%	4/1/2021	$ 796,663

APPAREL - 1.0%
Air Canada - 144A	325,000	8.7500	4/1/2020	352,625
Air Canada - 144A	360,000	7.7500	4/15/2021	375,750
UAL	618,373	6.6360	7/2/2022	666,296
				1,394,671
APPAREL - 1.0%
Perry Ellis International, Inc.	550,000	7.8750	4/1/2019	570,625
Wolverine World Wide, Inc.	675,000	6.1250	10/15/2020	712,125
				1,282,750
AUTO MANUFACTURERS - 0.6%
Navistar International Corp.	760,000	8.2500	11/1/2021	744,800

AUTO PARTS & EQUIPMENT - 1.0%
Pittsburgh Glass Works LLC - 144A	1,215,000	8.0000	11/15/2018	1,287,900

BANKS - 2.0%
CIT Group, Inc.	295,000	5.3750	5/15/2020	316,019
Popular, Inc.	645,000	7.0000	7/1/2019	652,256
Synovus Financial Corp.	1,570,000	7.8750	2/15/2019	1,758,400
				2,726,675
BUILDING MATERIALS - 0.9%
Builders FirstSource, Inc. - 144A	640,000	7.6250	6/1/2021	646,400
Griffon Corp.	525,000	5.2500	3/1/2022	505,969
				1,152,369
CHEMICALS - 1.6%
TPC Group, Inc. - 144A	1,905,000	8.7500	12/15/2020	1,747,838
Tronox Finance LLC	385,000	6.3750	8/15/2020	383,075
				2,130,913
COMMERCIAL SERVICES - 4.2%
ADT Corp.	355,000	4.8750	7/15/2042	289,769
Avis Budget Car Rental LLC - 144A	495,000	5.1250	6/1/2022	497,475
Cardtronics, Inc. - 144A	570,000	5.1250	8/1/2022	558,600
Cenveo Corp. - 144A	725,000	6.0000	8/1/2019	690,563
Live Nation Entertainment, Inc. - 144A	750,000	7.0000	9/1/2020	804,375
Live Nation Entertainment, Inc. - 144A	555,000	5.3750	6/15/2022	557,081
Safway Group Holding LLC - 144A	580,000	7.0000	5/15/2018	567,124
United Rentals North America, Inc.	1,015,000	7.6250	4/15/20225	1,121,372
WEX, Inc. - 144A	525,000	4.7500	2/1/2023	519,750
				5,606,109
COMPUTERS - 1.4%
Dell, Inc.	310,000	5.4000	9/10/2040	288,300
NCR Corp.	475,000	6.3750	12/15/2023	498,750
SunGard Data Systems, Inc.	1,040,000	6.6250	11/1/2019	1,050,400
				1,837,450
COSMETICS/PERSONAL CARE - 0.6%
Revlon Consumer Products Corp.	760,000	5.7500	2/15/2021	780,900

DISTRIBUTION/WHOLESALE- 0.9%
HD Supply, Inc. - 144A	530,000	5.2500	12/15/2021	547,225
HD Supply, Inc.	610,000	11.0000	4/15/2020	698,450
				1,245,675

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham High-Yield Bond Fund (Continued)
January 31, 2015
	Principal	Interest	Maturity
Security	Amount	Rate	Date	Value
DIVERSIFIED FINANCIAL SERVICES - 7.4%
AerCap Aviation Solutions BV	$ 650,000	6.3750%	5/30/2017	$ 692,250
Aircastle Ltd.	945,000	6.2500	12/1/2019	1,022,962
Ally Financial, Inc.	268,000	7.5000	9/15/2020	318,920
Ally Financial, Inc.	643,000	8.0000	3/15/2020	768,385
Ally Financial, Inc.	790,000	8.0000	11/1/2031	1,022,062
Cogent Communications Finance, Inc. - 144A	460,000	5.6250	4/15/2021	450,800
CoreLogic, Inc.	1,310,000	7.2500	6/1/2021	1,385,325
Denali Borrower LLC - 144A	760,000	5.6250	10/15/2020	815,100
E*TRADE Financial Corp.	760,000	5.3750	11/15/2022	799,900
E*TRADE Financial Corp.	800,000	6.3750	11/15/2019	860,000
Fly Leasing Ltd.	420,000	6.7500	12/15/2020	424,200
Fly Leasing Ltd.	410,000	6.3750	10/15/2021	402,825
International Lease Finance Corp.	760,000	8.6250	1/15/2022	964,250
				9,926,979
ELECTRIC - 3.0%
Calpine Corp.	350,000	5.3750	1/15/2023	355,250
Calpine Corp.	350,000	5.7500	1/15/2025	358,313
Dynegy, Inc.	705,000	5.8750	6/1/2023	673,275
GenOn Energy, Inc.	525,000	9.5000	10/15/2018	523,687
NRG Energy, Inc.	375,000	7.8750	5/15/2021	404,063
NRG Energy, Inc.	1,700,000	6.2500	7/15/2022	1,755,250
				4,069,838
ELECTRICAL COMPONENTS & EQUIPMENT - 1.3%
Anixter, Inc.	700,000	5.1250	10/1/2021	719,250
Belden, Inc. - 144A	625,000	5.5000	9/1/2022	625,000
WESCO Distribution, Inc.	435,000	5.3750	12/15/2021	440,438
				1,784,688
ELECTRONICS - 0.6%
Viasystems, Inc. - 144A	735,000	7.8750	5/1/2019	780,019

ENGINEERING & CONSTRUCTION - 1.0%
SBA Communications Corp.	1,200,000	5.6250	10/1/2019	1,254,000

ENTERTAINMENT - 4.0%
Isle of Capri Casinos, Inc.	355,000	5.8750	3/15/2021	370,088
Palace Entertainment Holdings LLC - 144A	1,140,000	8.8750	4/15/2017	1,171,350
Penn National Gaming, Inc.	1,120,000	5.8750	11/1/2021	1,097,600
Pinnacle Entertainment, Inc.	495,000	7.7500	4/1/2022	520,987
Pinnacle Entertainment, Inc.	780,000	7.5000	4/15/2021	815,100
Regal Entertainment Group	550,000	5.7500	6/15/203	539,688
Scientific Games International, Inc. - 144A	830,000	7.0000	1/1/2022	843,487
				5,358,300
HAND/MACHINE TOOLS - 0.5%
Milacron Finance Corp. - 144A	655,000	7.7500	2/15/2021	673,013

HEALTHCARE-PRODUCTS - 1.0%
Alere, Inc.	540,000	7.2500	7/1/2018	569,700
Kinetics Concepts, Inc.	460,000	10.500	11/1/2018	506,000
Universal Hospital Services, Inc.	260,000	7.6250	8/15/2020	228,800
				1,304,500
HEALTHCARE-SERVICES - 4.8%
Amsurg Corp. - 144A	570,000	5.6250	7/15/2022	592,087
Community Health Systems, Inc.	185,000	5.1250	8/1/2021	193,094
Community Health Systems, Inc.	1,325,000	6.8750	2/1/2022	1,413,941
Envision Healthcare Corp. - 144A	475,000	5.1250	7/1/2022	483,312

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham High-Yield Bond Fund (Continued)
January 31, 2015
	Principal	Interest	Maturity
Security	Amount	Rate	Date	Value
HEALTHCARE-SERVICES (Continued) - 4.8%
HCA, Inc.	$ 150,000	7.5000%	2/15/2022	$ 176,160
HCA, Inc.	260,000	5.3750	2/1/2025	268,450
Select Medical Corp.	700,000	6.3750	6/1/2021	707,787
Tenet Healthcare Corp. - 144A	340,000	5.0000	3/1/2019	341,700
Tenet Healthcare Corp.	400,000	6.0000	10/1/2020	434,000
Tenet Healthcare Corp.	1,240,000	8.1250	4/1/2022	1,401,200
WellCare Health Plans, Inc.	335,000	5.7500	11/15/2020	349,237
				6,360,968
HOLDING COMPANIES-DIVERSIFIED - 0.5%
WaveDivision Escrow Corp. - 144A	640,000	8.1250	9/1/2020	683,200

HOME BUILDERS - 1.5%
Taylor Morrison Communities, Inc. - 144A	258,000	7.7500	4/15/2020	270,900
Taylor Morrison Communities, Inc. - 144A	1,065,000	5.2500	4/15/2021	1,009,087
William Lyon Homes, Inc.	655,000	8.5000	11/15/2020	702,488
				1,982,475
HOME FURNISHINGS - 0.6%
Tempur Sealy International, Inc.	780,000	6.8750	12/15/2020	840,450

HOUSEHOLD PRODUCTS - 0.7%
Spectrum Brands, Inc.	190,000	6.7500	3/15/2020	200,450
Spectrum Brands, Inc.	680,000	6.3750	11/15/2020	724,200
				924,650
INTERNET - 1.2%
CyrusOne Finance Corp.	840,000	6.3750	11/15/2022	873,600
Equinix, Inc.	575,000	5.3750	1/1/2022	598,000
Equinix, Inc.	145,000	5.3750	4/1/2023	151,163
				1,622,763
LEISURE TIME - 0.5%
NCL Corp. Ltd.	610,000	5.0000	2/15/2018	620,675

LODGING - 3.3%
Boyd Gaming Corp.	835,000	9.0000	7/1/2020	871,531
Felcor Lodging LP	720,000	5.6250	3/1/2023	736,200
Hilton Worldwide Finance Corp.	645,000	5.6250	10/15/2021	683,700
MGM Resorts International	390,000	6.7500	10/1/2020	413,400
MGM Resorts International	950,000	7.7500	3/15/2022	1,054,500
MTR Gaming Group	650,000	11.5000	8/1/2019	706,875
				4,466,206
MACHINERY-CONSTRUCTION & MINING - 0.2%
Terex Corp.	265,000	6.0000	5/15/2021	270,300

MACHINERY-DIVERSIFIED - 0.9%
Gardner Denver, Inc. - 144A	1,215,000	6.8750	8/15/2021	1,166,400

MEDIA - 12.1%
Alcoa, Inc.	1,295,000	5.1250	10/1/2024	1,416,294
Cequel Communications Holdings I LLC - 144A	1,280,000	6.3750	9/15/2020	1,337,600
Clear Channel Worldwide Holdings, Inc.	1,140,000	7.6250	3/15/2020	1,208,400
CSC Holdings LLC	240,000	6.7500	11/15/2021	269,700
DISH DBS Corp.	610,000	7.8750	9/1/2019	693,875
Entercom Radio LLC	920,000	10.5000	12/1/2019	1,013,150
Gannett Co., Inc.	605,000	5.1250	10/15/2019	626,931
Gannett Co., Inc. - 144A	85,000	5.5000	9/15/2024	86,063
Gray Television, Inc.	1,980,000	7.5000	10/1/2020	2,044,350

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham High-Yield Bond Fund (Continued)
January 31, 2015
	Principal	Interest	Maturity
Security	Amount	Rate	Date	Value
MEDIA (Continued) - 12.1%
Harron Communications LP - 144A	$ 700,000	9.1250%	4/1/2020	$ 756,000
LIN Television Corp.	1,095,000	6.3750	1/15/2021	1,116,900
McClatchy Co.	410,000	9.0000	12/15/2022	433,062
Mediacom LLC	660,000	7.2500	2/15/2022	706,200
Nexstar Broadcasting, Inc.	1,140,000	6.8750	11/15/2020	1,191,300
Nexstar Broadcasting, Inc. - 144A	325,000	6.1250	2/15/2022	326,625
Numericable-SFR - 144A	510,000	6.2500	5/15/2024	527,213
Sinclair Television Group, Inc.	560,000	6.3750	11/1/2021	582,400
Sinclair Television Group, Inc. - 144A	265,000	5.6250	8/1/2024	263,013
Sirius XM Holdings, Inc. - 144A	545,000	5.2500	8/15/2022	575,656
Townsquare Radio LLC - 144A	310,000	9.0000	4/1/2019	332,863
Videotron Ltd.	675,000	5.0000	7/15/2022	696,937
				16,204,532
MISCELLANEOUS MANUFACTURE - 0.7%
EnPro Industries, Inc. - 144A	445,000	5.8750	9/15/2022	455,569
Gates Global LLC - 144A	550,000	6.0000	7/15/2022	518,375
				973,944
OFFICE/BUSINESS EQUIPMENT - 0.4%
CDW Finance Corp.	505,000	5.5000	12/1/2024	510,050

OIL & GAS - 6.6%
Bill Barrett Corp.	345,000	7.0000	10/15/2022	288,075
Blue Racer Finance Corp. - 144A	400,000	6.1250	11/15/2022	397,000
Bonanza Creek Energy, Inc.	860,000	6.7500	4/15/2021	774,000
Chaparral Energy, Inc.	300,000	8.2500	9/1/2021	177,000
Chaparral Energy, Inc.	645,000	7.6250	11/15/2022	380,550
Chesapeake Energy Corp.	620,000	6.1250	2/15/2021	657,200
Concho Resources, Inc.	530,000	5.5000	4/1/2023	532,650
Drill Rigs Holdings, Inc. - 144A	465,000	6.5000	10/1/2017	368,513
Gulfport Energy Corp. - 144A	160,000	7.7500	11/1/2020	159,600
Gulfport Energy Corp.	1,295,000	7.7500	11/1/2020	1,291,762
Memorial Resource Development Corp. - 144A	905,000	5.8750	7/1/2022	825,812
Pacific Drilling SA - 144A	455,000	5.3750	6/1/2020	344,663
Rex Energy Corp. 144A	415,000	6.2500	8/1/2022	321,625
Rice Energy Corp.	980,000	6.2500	5/1/2022	950,600
Western Refining, Inc.	1,340,000	6.2500	4/1/2021	1,313,200
				8,782,250
PACKAGING & CONTAINERS - 0.8%
Reynolds Group Issuer, Inc. .	1,050,000	5.7500	10/15/2020	1,076,250

PHARMACEUTICALS - 2.0%
Endo Finco, Inc. - 144A	525,000	6.0000	2/1/2025	539,109
Valeant Pharmaceuticals International - 144A	245,000	5.5000	3/1/2023	252,350
Valeant Pharmaceuticals International - 144A	860,000	6.3750	10/15/2020	912,675
Valeant Pharmaceuticals International - 144A	910,000	6.7500	8/15/2021	961,187
				2,665,321
PIPELINES - 5.3%
MarkWest Energy Partners LP	360,000	4.5000	7/15/2023	358,200
NGPL PipeCo LLC - 144A	665,000	7.1190	12/15/2017	648,441
NGPL PipeCo LLC - 144A	310,000	9.6250	6/1/2019	304,963
NGPL PipeCo LLC - 144A	245,000	7.7680	12/15/2037	262,150
Rockies Express Pipeline LLC - 144A	525,000	5.6250	4/15/2020	523,748
Rockies Express Pipeline LLC - 144A	1,600,000	6.8750	4/15/2040	1,724,000
Sabine Pass LNG LP	325,000	6.5000	11/1/2020	331,500

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham High-Yield Bond Fund (Continued)
January 31, 2015
	Principal	Interest	Maturity
Security	Amount	Rate	Date	Value
PIPELINES (Continued) - 5.3%
Sabine Pass Liquefaction LLC	$ 1,395,000	5.6250%	2/1/2021	$ 1,403,719
Sabine Pass Liquefaction LLC	860,000	6.2500	3/15/2022	894,400
Tesoro Logistics LP - 144A	650,000	5.5000	10/15/2019	660,563
				7,111,684
REAL ESTATE - 1.0%
Realogy Co-Issuer Corp. - 144A	1,380,000	5.2500	12/1/2021	1,364,475

REITS - 2.0%
iStar Financial, Inc.	1,130,000	7.1250	2/15/2018	1,197,800
iStar Financial, Inc.	545,000	5.0000	7/1/2019	538,188
RHP Hotel Properties LP	980,000	5.0000	4/15/2021	987,350
				2,723,338
RETAIL- 0.7%
Men's Wearhouse, Inc. - 144A	855,000	7.0000	7/1/2022	884,925

SOFTWARE - 1.3%
ACI Worldwide, Inc. - 144A	295,000	6.3750	8/15/2020	309,381
First Data Corp.	515,000	11.2500	1/15/2021	584,525
Nuance Communications, Inc. - 144A	840,000	5.3750	8/15/2020	852,600
				1,746,506
TELECOMMUNICATIONS - 12.9%
Altice Financing SA - 144A	545,000	6.6250	2/15/2023	557,263
Cincinnati Bell, Inc.	1,415,000	8.3750	10/15/2020	1,495,478
CommScope, Inc. - 144A	350,000	5.0000	6/15/2021	338,625
CommScope, Inc. - 144A	350,000	5.5000	6/15/2024	339,938
EarthLink, Inc.	720,000	8.8750	5/15/2019	727,200
EarthLink, Inc.	960,000	7.3750	6/1/2020	974,400
Fairpoint Communications, Inc. - 144A	1,350,000	8.7500	8/15/2019	1,387,125
Frontier Communications Corp.	490,000	8.1250	10/1/2018	551,862
Frontier Communications Corp.	730,000	8.5000	4/15/2020	824,900
Frontier Communications Corp.	855,000	9.2500	7/1/2021	990,047
Frontier Communications Corp.	115,000	6.2500	9/15/2021	118,737
Frontier Communications Corp.	140,000	6.8750	1/15/2025	142,275
Intelsat Jackson Holdings SA	1,375,000	7.7500	6/1/2021	1,368,125
Intelsat Jackson Holdings SA	315,000	8.1250	6/1/2023	319,725
Level 3 Financing, Inc.	830,000	7.0000	6/1/2020	888,100
Level 3 Financing, Inc.	315,000	8.6250	7/15/2020	345,081
Level 3 Financing, Inc. - 144A	925,000	6.1250	1/15/2021	964,312
Level 3 Escrow II, Inc.	520,000	5.3750	8/15/2022	529,100
Sprint Communications, Inc.	975,000	7.0000	8/15/2020	987,187
Sprint Communications, Inc.	1,175,000	11.5000	11/15/2021	1,421,750
ViaSat, Inc.	675,000	6.8750	6/15/2020	706,219
Windstream Corp.	350,000	7.7500	10/15/2020	364,875
Windstream Corp.	905,000	7.7500	10/1/2021	923,100
				17,265,424
TRANSPORTATION - 0.8%
Navios Maritime Acquisition Corp. - 144A	325,000	8.1250	11/15/2021	309,563
Watco Cos LLC - 144A	730,000	6.3750	4/1/2023	733,650
				1,043,213

TOTAL BONDS & NOTES (Cost - $127,650,833)				127,428,211
	Shares	Rate
PREFERRED STOCK - 0.2%
Ally Financial, Inc. - 144A	328	7.0000%		329,650
TOTAL PREFERRED STOCK - (Cost - $327,870)

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham High-Yield Bond Fund (Continued)
January 31, 2015
		Interest
Security	Shares	Rate			Value
SHORT-TERM INVESTMENT - 3.6%
MONEY MARKET FUND - 3.6%
First American Government Obligations Fund	4,747,358	0.01%	+		$ 4,747,358
TOTAL SHORT-TERM INVESTMENT (Cost - $ 4,747,358)

TOTAL INVESTMENTS - 99.2% (Cost - $ 132,726,061) (a)					$ 132,505,219
OTHER ASSETS LESS LIABILITIES - 0.8%					1,129,810
NET ASSETS - 100.0%					$ 133,635,029

+ Variable rate security. Interest rate is as of January 31, 2015.
144A- Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.
REITS - Real Estate Investment Trusts

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $132,726,061 and differs from market value by net unrealized appreciation (depreciation) on securities as follows:
				Unrealized Appreciation	$ 2,287,194
				Unrealized Depreciation	(2,508,036)
				Net Unrealized Depreciation	$ (220,842)

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham International Opportunity Bond Fund
January 31, 2015

Security	Principal Amount		Interest Rate		Maturity Date	Value
CORPORATE BONDS & NOTES - 38.8%
AGRICULTURE - 0.3%
Imperial Tobacco Finance PLC	100,000	GBP	5.5000%		11/22/2016	$ 161,202

AUTO MANUFACTURERS - 2.4%
BMW Finance NV	350,000	EUR	3.2500		1/28/2016	407,427
Daimler AG	350,000	EUR	4.1250		1/19/2017	425,841
Volkswagen International Finance NV	350,000	EUR	1.8750		5/15/2017	410,376
						1,243,644
AUTO PARTS & EQUIPMENT - 0.3%
Schaeffler Fiance BV	100,000	EUR	7.7500		2/15/2017	126,717

BANKS - 20.3%
Abbey National Treasury Services PLC	200,000	EUR	2.0000		1/14/2019	238,005
ABN AMRO Bank NV	50,000	EUR	4.3100	+	Perpetual	57,564
ABN AMRO Bank NV	200,000	EUR	6.3750		4/27/2021	286,480
Barclays Bank PLC	100,000	GBP	5.7500		8/17/2021	185,276
Barclays Bank PLC	100,000	EUR	6.0000		1/14/2021	140,418
BNP Paribas SA	200,000	EUR	2.6250	+	10/14/2027	231,792
BNP Paribas SA	250,000	EUR	2.8750		9/26/2023	328,418
BPCE SA	50,000	EUR	4.6250	+	Perpetual	57,126
BPCE SA	350,000	EUR	3.7500		7/21/2017	428,805
Commonwealth Bank of Australia	250,000	EUR	4.2500		11/10/2016	302,766
Commonwealth Bank of Australia	300,000	EUR	5.5000		8/6/2019	406,440
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	300,000	EUR	4.3750		5/5/2016	356,726
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	300,000	EUR	5.8750		5/20/2019	406,754
Credit Agricole SA	300,000	EUR	3.8750		2/13/2019	385,164
Credit Suisse AG	300,000	EUR	5.1250		9/18/2017	381,424
Danske Bank AG	150,000	EUR	3.8750		2/28/2017	182,229
Deutsche Bank AG	200,000	EUR	5.0000		6/24/2020	264,550
DNB Bank ASA	200,000	EUR	3.0000	+	9/26/2023	236,906
HSBC Bank PLC	300,000	GBP	3.7500		11/30/2016	361,787
HSBC Holdings PLC	250,000	GBP	6.0000		6/10/2019	339,893
ING BANK NV	100,000	GBP	6.8750	+	5/29/2023	170,902
ING BANK NV	150,000	EUR	6.1250	+	5/29/2023	194,654
Intesa Sanpaolo SpA	200,000	EUR	4.3750		10/15/2019	261,052
KBC Internationale Financieringsmaatschappij NV	350,000	EUR	2.1250		9/10/2018	418,812
Lloyds Bank PLC	200,000	EUR	6.5000		3/24/2020	280,190
National Australia Bank Ltd.	250,000	EUR	4.6250		2/10/2020	331,790
National Australia Bank Ltd.	100,000	GBP	5.1250		12/9/2021	180,893
Santander International Debt SAU	100,000	USD	4.0000		1/24/2020	131,184
Societe Generale SA	350,000	EUR	2.7500		10/12/2017	360,991
Societe Generale SA	200,000	EUR	2.2500		1/23/2020	245,621
Sumitomo Mitsui Banking Corp.	350,000	USD	1.5000		1/18/2018	348,176
Svenska Handelsbanken AB	300,000	EUR	3.7500		2/24/2017	363,873
Swedbank AB	300,000	EUR	3.3750		2/9/2017	360,261
Toronto-Dominion Bank	350,000	USD	1.4000		4/30/2018	349,582
UBS AG/London	250,000	GBP	6.6250		4/11/2018	439,424
UniCredit SpA	100,000	EUR	3.3750		1/11/2018	120,997
Westpac Banking Corp.	250,000	EUR	2.1250		7/9/2019	305,196
						10,442,121
CHEMICALS - 1.0%
Linde Fiance BV	300,000	EUR	4.7500		4/24/2017	373,577
SPCM SA	100,000	EUR	5.5000		6/15/2020	119,872
						493,449

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
Dunham International Opportunity Bond Fund
January 31, 2015

Security	Principal Amount		Interest Rate		Maturity Date	Value
COMMERCIAL SERVICES - 0.3%
AA Bond Co. Ltd.	100,000	GBP	9.5000%		7/31/2019	$ 165,949

CREDIT CARD ABS - 0.4%
Gracechurch Card Funding PLC	150,000	GBP	1.0032	+	7/15/2021	225,437

DIVERSIFIED FINANCIAL SERVICES - 0.3%
Arrow Global Finance PLC	100,000	GBP	7.8750		3/1/2020	155,436

ELECTRIC - 2.4%
EDP Finance BV	100,000	EUR	2.6250		1/18/2022	116,482
Electricite de France	300,000	EUR	2.7500		3/10/2023	392,256
Enel Finance International NV	250,000	EUR	5.0000		9/14/2022	363,314
Iberdrola Finanzas	250,000	EUR	4.1250		3/23/2020	331,845
						1,203,897
ELECTRONICS - 0.7%
Trionista Holdco GmbH	300,000	EUR	5.0000		4/30/2020	353,972

ENGINEERING & CONSTRUCTION - 0.4%
Deutsche Raststaetten Gruppe IV GmbH	100,000	EUR	6.7500		12/30/2020	122,018
Heathrow Fiance PLC	50,000	GBP	7.1250		3/1/2017	81,752
						203,770
ENTERTAINMENT - 0.5%
CPUK Finance Ltd.	150,000	GBP	11.6250		2/28/2018	240,476

FOOD - 0.2%
Agrokor dd	100,000	EUR	9.1250		2/1/2020	125,069

GAS - 0.7%
National Grid PLC	250,000	EUR	4.3750		3/10/2020	337,089

INSURANCE - 2.2%
Allianz Finance II BV	150,000	EUR	4.0000		11/23/2016	181,423
Allianz Finance II BV	250,000	EUR	4.7500		7/22/2019	338,677
Allianz Finance II BV	100,000	EUR	5.7500	+	7/8/2041	137,633
AXA SA	200,000	EUR	5.2500	+	4/16/2040	260,681
Willow No 2 Ireland PLC for Zurich Insurance Co. Ltd.	150,000	EUR	3.3750		6/27/2022	200,117
						1,118,531
MACHINERY DIVERSIFIED - 0.2%
Kion Finance SA	100,000	EUR	6.7500		2/15/2020	122,705

MEDIA - 1.6%
Cable Communications Systems NV	100,000	EUR	7.5000		11/1/2020	116,607
Numericable - SFR	200,000	EUR	5.3750		5/15/2022	239,518
Sky PLC	300,000	EUR	1.5000		9/15/2021	348,293
Unitymedia Hessen GmbH & Co. KG	100,000	EUR	4.0000		1/15/2025	117,274
						821,692
OIL & GAS - 0.5%
ONGC Videsh Ltd.	200,000	EUR	2.7500		7/15/2021	230,197

PACKAGING & CONTAINERS - 0.2%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.	100,000	EUR	4.2500		1/15/2022	112,980

REITS - 0.2%
Societe Fonciere Lyonnaise SA	100,000	EUR	4.6250		5/25/2016	119,464

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
Dunham International Opportunity Bond Fund
January 31, 2015

Security	Principal Amount		Interest Rate		Maturity Date	Value
SAVINGS & LOANS - 1.2%
Coventry Building Society	150,000	EUR	2.2500%		12/4/2017	$ 178,050
Nationwide Building Society	150,000	GBP	5.6250		9/9/2019	265,908
Silverstone Master Issuer PLC	100,000	GBP	5.0630		10/21/2016	160,301
						604,259
TELECOMMUNICATIONS - 2.5%
America Movil SAB de CV	200,000	EUR	3.0000		7/12/2021	256,119
Deutsche Telekom International Finance BV	100,000	EUR	4.7500		5/31/2016	119,935
Deutsche Telekom International Finance BV	150,000	EUR	4.8750		4/22/2025	227,506
Matterhorn Mobile SA	150,000	CHF	6.7500		5/15/2019	171,787
Play Finance 2 SA	100,000	EUR	5.2500		2/1/2019	118,912
Telecom Italia SpA Telecom Italia SpA	50,000	GBP	6.3750		6/24/2019	84,081
Telefonica Europe BV	100,000	EUR	5.8750	+	Perpetual	127,985
UPCB Finance Ltd.	50,000	EUR	7.6250		1/15/2020	58,930
Wind Acquisition Finance SA	100,000	EUR	4.0000		7/15/2020	112,285
						1,277,540

TOTAL CORPORATE BONDS & NOTES (Cost - $22,233,088)						19,885,596

FOREIGN GOVERNMENT BONDS - 56.0%
Austria Government Bond - 144A	250,000	EUR	3.4000		11/22/2022	351,614
Belgium Government Bond	200,000	EUR	4.2500		9/28/2022	294,207
Belgium Government Bond - 144A	100,000	EUR	5.0000		3/28/2035	192,080
Bundesrepublik Deutschland	150,000	EUR	2.5000		7/4/2044	239,471
Bundesrepublik Deutschland	450,000	EUR	4.7500		7/4/2034	879,549
Bundesrepublik Deutschland	200,000	EUR	4.7500		7/4/2040	426,090
Canadian Government Bond	250,000	CAD	4.0000		6/1/2041	285,934
Canadian Government Bond	350,000	CAD	5.7500		6/1/2033	452,049
Denmark Government Bond	1,750,000	DKK	3.0000		11/15/2021	319,156
France Government Bond OAT	800,000	EUR	2.2500		5/25/2024	1,048,889
France Government Bond OAT	200,000	EUR	4.5000		4/25/2041	386,673
France Government Bond OAT	170,000	EUR	4.7500		4/25/2035	316,475
Hungary Government International Bond	150,000	USD	5.3750		3/25/2024	171,300
Indonesia Government International Bond - 144A	150,000	EUR	2.8750		7/8/2021	174,978
Italy Buoni Poliennali Del Tesoro	600,000	EUR	3.7500		9/1/2024	806,992
Italy Buoni Poliennali Del Tesoro	300,000	EUR	4.5000		2/1/2020	399,136
Italy Buoni Poliennali Del Tesoro	350,000	EUR	4.5000		3/1/2024	494,430
Italy Buoni Poliennali Del Tesoro	750,000	EUR	4.7500		9/15/2016	907,491
Italy Buoni Poliennali Del Tesoro	350,000	EUR	5.0000		9/1/2040	572,195
Italy Buoni Poliennali Del Tesoro	150,000	EUR	5.5000		11/1/2022	220,440
Italy Buoni Poliennali Del Tesoro - 144A	100,000	EUR	3.2500		9/1/2046	126,191
Italy Buoni Poliennali Del Tesoro - 144A	300,000	EUR	4.7500		9/1/2044	484,628
Japan Government Ten Year Bond	270,650,000	JPY	1.4000		9/20/2019	2,450,067
Japan Government Ten Year Bond	171,800,000	JPY	1.9000		6/20/2017	1,529,216
Japan Government Thirty Year Bond	90,400,000	JPY	2.0000		9/20/2041	900,362
Japan Government Thirty Year Bond	146,950,000	JPY	2.5000		6/20/2036	1,578,135
Japan Government Twenty Year Bond	99,050,000	JPY	1.9000		9/20/2023	966,254
Japan Government Twenty Year Bond	184,350,000	JPY	2.1000		12/20/2027	1,885,462
Korea Treasury Bond	633,000,000	KRW	3.0000		9/10/2024	617,832
Mexican Bonos	18,450,000	MXN	6.5000		6/9/2022	1,340,019
Mexican Bonos	9,900,000	MXN	7.5000		6/3/2027	781,810
Poland Government Bond	300,000	PLN	5.7500		9/23/2022	103,434
Russian Foreign Bond - Eurobond	100,000	EUR	3.6250		9/16/2020	97,728
Spain Government Bond	150,000	EUR	4.2000		1/31/2037	224,892
Spain Government Bond	700,000	EUR	4.2500		10/31/2016	845,327
Spain Government Bond - 144A	450,000	EUR	3.8000		4/30/2024	613,407
Spain Government Bond - 144A	250,000	EUR	4.4000		10/31/2023	352,906

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
Dunham International Opportunity Bond Fund
January 31, 2015

Security	Principal Amount		Interest Rate		Maturity Date	Value
FOREIGN GOVERNMENT BONDS (Continued) - 56.0%
Spain Government Bond - 144A	300,000	EUR	5.1500%		10/31/2044	$ 525,882
Spain Government Bond - 144A	100,000	EUR	5.4000		1/31/2023	148,196
Sweden Government Bond	2,700,000	SEK	4.2500		3/12/2019	384,361
Switzerland Government Bond	400,000	CHF	4.0000		2/11/2023	582,604
United Kingdom Gilt	300,000	GBP	4.2500		6/7/2032	616,410
United Kingdom Gilt	200,000	GBP	4.2500		12/7/2055	489,068
United Kingdom Gilt	370,000	GBP	4.5000		12/7/2042	851,069
United Kingdom Gilt Inflation Linked	150,000	GBP	1.2500		11/22/2027	390,058
United Kingdom Gilt Inflation Linked	400,000	GBP	1.8750		11/22/2022	936,908
TOTAL FOREIGN GOVERNMENT BONDS (Cost - $29,775,307)						28,761,375

COLLATERALIZED MORTGAGE BACK SECURITIES - EURO - 0.4%
German Residential Funding PLC 2013-1A	97,228		1.2310	+	8/27/2024	112,458
Tauras CMBS PLC 2013-GMF1 A	97,275		1.1310	+	5/21/2024	110,314
TOTAL COLLATERALIZED MORTGAGE BACK SECURITIES - EURO (Cost - $263,528)						222,772

SHORT-TERM INVESTMENTS - 1.3%	Shares
MONEY MARKET FUND - 1.3%
Fidelity Institutional Money Market Funds - Government Portfolio
(Cost - $688,808)	688,808		0.0001	+	-	688,808

TOTAL INVESTMENTS - 96.5% (Cost - $52,960,731) (a)						$ 49,558,551
OTHER ASSETS LESS LIABILITIES - 3.5%						1,770,195
NET ASSETS - 100.0%						$ 51,328,746

MBS - Mortgage Back Security	DKK - Danish Krone		MXN - Mexican Peso
REIT - Real Estate Investment Trust	EUR - EURO		PLN - Polish Zloty
AUD - Australian Dollar	GBP - United Kingdom Pound		SEK - Swedish Krona
CAD - Canadian Dollar	JPY - Japanese Yen
CHF - Swiss Franc	KRW - South Korean Won
+ Variable rate security. Interest rate is as of January 31, 2015.
144A - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $52,960,731 and differs from market value by net unrealized appreciation (depreciation) on securities as follows:

					Unrealized Appreciation:	$ 563,388
					Unrealized Depreciation:	(3,965,569)
					Net Unrealized Depreciation:	$ (3,402,181)

Futures Contracts	Contracts					Unrealized Appreciation (Depreciation)
FUTURES CONTRACTS PURCHASED*
Canadian 10 Year Bond maturing March, 2015
(Underlying Face Amount at Value $723,479)	8					$ 61,204
10 YR AUD Government Bond maturing March, 2015
(Underlying Face Amount at Value $41,373,003)	7					22,842
Long Gilt Future maturing March, 2015
(Underlying Face Amount at Value $494,363)	2					3,214
NET UNREALIZED GAIN FROM FUTURES CONTRACTS PURCHASED						87,260

FUTURES CONTRACTS SOLD *
Euro-Bond Future maturing March, 2015
(Underlying Face Amount at Value ($813,818))	(4)					(7,418)
Euro Schatz maturing March, 2015
(Underlying Face Amount at Value ($2,271,711))	(16)					(5,785)
Euro BOBL Future maturing March, 2015
(Underlying Face Amount at Value ($1,169,524)	(7)					(6,044)
NET UNREALIZED LOSS FROM FUTURES CONTRACTS SOLD						(19,247)

NET UNREALIZED GAIN FROM FUTURES CONTRACTS						$ 68,013

* Face amounts are the underlying reference notional amounts to stock exchange indices and bonds upon which the fair value of the futures contracts traded by the Fund are based. While face amounts do not represent the current fair value and are not necessarily indicative of the future cash flows of the Fund's futures contracts, the underlying price changes in relation to the variables specified by the face amounts affect the fair value of these derivative financial instruments.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
Dunham International Opportunity Bond Fund
January 31, 2015

As of January 31, 2015 the following Forward Currency Exchange contracts were open:

Forward Currency Contracts
					Unrealized
	Settlement		Local Currency	U.S. Dollar	Appreciation
Foreign Currency	Date	Counterparty	Amount Purchased	Market Value	(Depreciation)
To Buy:
Australian Dollar	2/17/2015	Barclays Bank	9,537	$ 7,414	$ (610)
Australian Dollar	2/17/2015	Deutsche Bank	355,927	276,692	(16,962)
British Pound	2/17/2015	Credit Suisse	120,000	180,193	(8,169)
British Pound	2/17/2015	Barclays Bank	587,378	882,010	(24,013)
British Pound	2/17/2015	Deutsche Bank	214,974	322,806	(4,467)
Canadian Dollar	2/17/2015	Barclays Bank	1,015,168	799,668	(90,088)
Canadian Dollar	2/17/2015	Credit Suisse	458,407	361,096	(41,170)
Canadian Dollar	2/17/2015	Deutsche Bank	378,579	298,214	(29,038)
Euro	2/17/2015	Credit Suisse	790,000	892,696	(80,486)
Euro	2/17/2015	Deutsche Bank	683,138	771,943	(41,421)
Euro	2/17/2015	Barclays Bank	1,224,133	1,383,264	(86,775)
Japanese Yen	2/17/2015	Barclays Bank	172,298,268	1,467,831	23,160
Japanese Yen	2/17/2015	Credit Suisse	77,200,000	657,677	12,501
Japanese Yen	2/17/2015	Deutsche Bank	411,402,951	3,504,795	50,756
Japanese Yen	2/17/2015	Deutsche Bank	6,700,000	57,078	(23)
Japanese Yen	2/17/2015	Barclays Bank	25,000,000	212,978	(25)
New Zealand Dollar	2/17/2015	Deutsche Bank	1,573,882	1,141,060	(45,081)
Swiss Franc	2/17/2015	Deutsche Bank	70,000	76,061	6,533
Israeli Shekel	3/10/2015	Deutsche Bank	530,000	134,866	(1,926)
Malaysian Ringgit	3/10/2015	Deutsche Bank	570,000	155,832	(13,132)
Mexican Peso	3/10/2015	Credit Suisse	981,663	65,358	(1,561)
Singapore Dollar	3/10/2015	Barclays Bank	120,000	88,609	(3,529)
South African Rand	3/10/2015	Credit Suisse	1,330,000	113,680	(5,529)
South African Rand	3/10/2015	Barclays Bank	830,000	70,943	(3,460)
South Korean Won	3/10/2015	Deutsche Bank	1,084,160,000	980,121	7,128
Russian Ruble	3/10/2015	Deutsche Bank	3,760,000	52,442	(24,650)
Turkish Lira New	3/10/2015	Deutsche Bank	410,000	166,707	(11,954)

					$ (433,991)

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
Dunham International Opportunity Bond Fund
January 31, 2015

Forward Currency Contracts
					Unrealized
	Settlement		Local Currency	U.S. Dollar	Appreciation
Foreign Currency	Date	Counterparty	Amount Purchased	Market Value	(Depreciation)
To Sell:
Australian Dollar	2/17/2015	Deutsche Bank	109,440	$ 85,077	$ 4,442
British Pound	2/17/2015	Barclays Bank	278,352	417,975	17,497
British Pound	2/17/2015	Deutsche Bank	542,301	814,322	33,829
Canadian Dollar	2/17/2015	Credit Suisse	236,356	186,182	20,712
Danish Krone	2/17/2015	Barclays Bank	1,615,733	245,353	24,102
Euro	2/17/2015	Barclays Bank	5,774,948	6,525,663	454,520
Euro	2/17/2015	Credit Suisse	790,000	892,696	83,694
Euro	2/17/2015	Deutsche Bank	1,108,553	1,252,659	57,850
Euro	2/17/2015	Deutsche Bank	507,746	573,750	(1,531)
Japanese Yen	2/17/2015	Credit Suisse	77,689,538	661,847	(17,618)
Japanese Yen	2/17/2015	Deutsche Bank	194,935,068	1,660,677	(25,521)
Japanese Yen	2/17/2015	Barclays Bank	29,823,021	254,066	(3,717)
New Zealand Dollar	2/17/2015	Barclays Bank	383,826	278,273	19,227
New Zealand Dollar	2/17/2015	Credit Suisse	270,000	195,749	12,367
New Zealand Dollar	2/17/2015	Deutsche Bank	1,947,193	1,411,709	89,187
Swiss Franc	2/17/2015	Barclays Bank	325,924	354,145	(18,258)
Israeli Shekel	2/17/2015	Barclays Bank	110,000	27,991	390
Mexican Peso	3/10/2015	Barclays Bank	16,193,950	1,078,168	94,491
Mexican Peso	3/10/2015	Deutsche Bank	6,990,954	465,447	40,828
Mexican Peso	3/10/2015	Credit Suisse	3,455,592	230,068	12,516
South Korean Won	3/10/2015	Deutsche Bank	655,028,000	592,170	11,264

					$ 910,271

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
Dunham International Opportunity Bond Fund
January 31, 2015

Forward Currency Contracts
				Local Currency	Local Currency	U.S. Dollar	U.S. Dollar	Unrealized
		Settlement		Amount Purchased	Amount Purchased	Market Value	Market Value	Appreciation
Foreign Currency		Date	Counterparty	Buy	Sell	Buy	Sell	(Depreciation)
To Buy:	To Sell:
Australian Dollar	Japanese Yen	2/17/2015	Credit Suisse	1,041,380	103,763,123	$ 809,553	$ 883,971	$ (84,704)
Canadian Dollar	Euro	2/17/2015	Deutsche Bank	994,196	706,285	783,148	798,099	(20,262)
Canadian Dollar	Japanese Yen	2/17/2015	Credit Suisse	447,665	46,774,673	352,634	398,479	(49,052)
Danish Krone	Euro	2/17/2015	Credit Suisse	1,017,853	136,893	154,564	154,688	4
Danish Krone	Euro	2/17/2015	Deutsche Bank	189,829	25,530	28,826	28,849	1
Euro	British Pound	2/17/2015	Credit Suisse	136,893	108,034	154,688	162,225	(6,380)
Japanese Yen	British Pound	2/17/2015	Credit Suisse	151,029,235	810,343	1,286,637	1,216,814	81,067
Norwegian Krone	Euro	2/17/2015	Deutsche Bank	833,169	95,801	107,526	108,254	(1,175)
Swiss Franc	British Pound	2/17/2015	Credit Suisse	217,054	142,443	235,847	213,893	23,589
Swiss Franc	Euro	2/17/2015	Deutsche Bank	23,418	19,474	25,446	22,006	3,453
Czech Koruna	Euro	3/10/2015	Deutsche Bank	1,780,000	64,549	72,465	72,955	(483)
Polish Zloty	Euro	3/10/2015	Deutsche Bank	220,000	52,370	59,253	59,189	(266)

								$ (54,208)

Total Unrealized Gain on Forward Currency Contracts								$ 422,072

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Dynamic Macro Fund
January 31, 2015
							Unrealized
							Appreciation
Security			Shares	Value	Security	Contracts	(Depreciation)
EXCHANGE TRADED FUNDS - 33.6%
COMMODITY FUND - 1.5%					FUTURES CONTRACTS PURCHASED ** - 1.7%
PowerShares DB Commodity Index Tracking Fund *			15,898	$ 276,625	10 YR Mini JBG Future, March 2015
					(Underlying Face Amount at Value $4,300)	4	$ 221
DEBT FUND - 3.8%					AEX Index (Amsterdam), February 2015
SPDR Barclays High Yield Bond ETF			18,071	703,685	(Underlying Face Amount at Value $802,911)	7	40,483
					CAC 40 10 Euro Future, February 2015
EQUITY FUNDS - 28.3%					(Underlying Face Amount at Value $411,686)	7	25,663
iShares MSCI Emerging Markets ETF			20,565	802,446	Canadian 10 Year Bond, March 2015
SPDR S&P 500 ETF Trust			22,054	4,399,111	(Underlying Face Amount at Value $90,436)	1	1,889
				5,201,557	DAX Index, March 2015
					(Underlying Face Amount at Value $1,365,161)	4	124,716
TOTAL EXCHANGE TRADED FUNDS (Cost - $6,211,195)				6,181,867	FTSE/MIS Index Future, March 2015
					(Underlying Face Amount at Value $130,753)	1	12,072
OPTIONS * - 4.5%					Hang Seng Index Future, February 2015
CALL OPTION ON FUTURES PURCHASED - 4.2%			Contacts +		(Underlying Face Amount at Value $61,215)	3	(6,641)
US 10 Year Future, Expiration March 20, 2015					IBEX - 35 Index Future, February 2015
Exercise Price $114 * (Cost - $548,411)			46	776,969	(Underlying Face Amount at Value $299,608)	2	(2,651)
					Long Gilt Future, December 2014
PUT OPTIONS ON FUTURES PURCHASED - 0.3%					(Underlying Face Amount at Value $558,754)	2	5,064
S & P 500 Index, Expiration March 20, 2015					S&P TSX 60 IX Future, December 2014
Exercise Price $1900			32	46,400	(Underlying Face Amount at Value $212,432)	2	18,538
S&P 500 E-Mini EOM Opt Expiration February 2, 2015					SPI 200 Future, March 2015
Exercise Price $1950			18	45	(Underlying Face Amount at Value $587,336)	7	44,074
TOTAL PUT OPTIONS ON FUTURES - (Cost - $63,142)				46,445	TOPIX Index Future, December 2014
					(Underlying Face Amount at Value $19,500)	19	(22,258)
TOTAL OPTIONS (Cost - $611,553)				823,414	US 10 Year Future, December 2014
	Principal	Discount			(Underlying Face Amount at Value $2,617,500)	20	77,351
	Amount ($)	Rate	Maturity		TOTAL FUTURES CONTRACTS PURCHASED		$ 318,521
SHORT-TERM INVESTMENTS - 62.0%
U.S. GOVERNMENT SECURITIES - 43.6%					FUTURES CONTRACTS SOLD ** - (0.4) %
US Treasury Bill	450,000	0.0500%	3/12/2015	449,993	10 YR AUD Government Bond, March 2015
US Treasury Bill	7,500,000	0.0099%	4/9/2015	7,499,717	(Underlying Face Amount at Value $470,531)	(6)	$ (9,834)
US Treasury Bill	60,000	0.0223%	6/4/2015	59,994	Euro-Bund Future, March 2015
				8,009,704	(Underlying Face Amount at Value $3,255,252)	(16)	(66,578)
MONEY MARKET - 18.4					FTSE 100 Index, March 2015
STIT- Liquid Assets - Institutional Class - 0.07% ++	3,384,106			3,384,106	(Underlying Face Amount at Value $604,989)	(4)	(14,104)
					S&P E-Mini Future March 2015
TOTAL SHORT-TERM INVESTMENTS - (Cost - $11,393,810)				11,393,810	(Underlying Face Amount at Value $894,825)	(9)	14,113
					TOTAL FUTURES CONTRACTS SOLD		$ (76,403)
TOTAL INVESTMENTS - 100.1% (Cost - $18,216,558) (a)				$ 18,399,091
LIABILITIES LESS OTHER ASSETS - (0.1) %				(10,583)
NET ASSETS - 100.0%				$ 18,388,508

ETF - Exchange Traded Fund
* Non income producing security.
+ Each option contract allows holder to purchase/sell 100 sahres of the underlying security at the exercise price.
++ Variable rate security. Interest rate is as of January 31, 2015.
** The amounts shown are the underlying reference notional amounts to stock exchange indices, debt securities and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $18,216,558 and differs from market value by net unrealized appreciation (depreciation) on securities as follow:
			Unrealized Appreciation:	$ 340,978
			Unrealized Depreciation:	(158,445)
			Net Unrealized Appreciation:	$ 182,533

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Alternative Strategy Fund
January 31, 2015

Security	Shares	Value	Security	Shares	Value
EXCHANGE TRADED FUNDS - 77.0%
COMMODITY - 5.0%			RETAIL - 4.8%
SPDR Gold Shares *	7,500	$ 925,875	SPDR S&P Retail ETF	9,600	$ 891,840

COUNTRY FUND - 4.8%			REAL ESTATE - 9.3%
iShares China Large-Cap ETF	12,700	523,875	iShares US Real Estate ETF	7,100	576,733
iShares MSCI Phillippines ETF	8,900	363,387	SPDR Dow Jones Global Real Estate ETF	7,600	382,280
		887,262	SPDR S&P Homebuilders ETF	22,200	761,238
DIVERSFIED FINANCIAL SERVICES - 5.8%					1,720,251
Fidelity MSCI Consumer Discretionary Index ETF	19,300	546,962	TECHNOLOGY - 5.8%
Fidelity MSCI Financials Index ETF	19,300	530,750	Market Vectors Semiconductor ETF	20,400	1,074,876
		1,077,712
EQUITY - 6.9%			UTILITY - 3.1%
Consumer Staples Select Sector SPDR Fund	15,900	763,518	Utilities Select Sector SPDR Fund	11,900	575,008
Industrial Select Sector SPDR Fund	9,500	518,415
		1,281,933	TOTAL EXCHANGE TRADED FUNDS - (Cost - $14,225,319)		14,289,668
GROWTH & INCOME - LARGE CAP - 6.8%
Deutsche X-trackers MSCI Europe Hedged Equity ETF	13,200	357,720	SHORT - TERM INVESTMENT - 20.1%
Guggenheim S&P 500 Equal Weight ETF	11,600	901,320	MONEY MARKET FUND - 20.1%
		1,259,040	Invesco STIT-Treasury Portfolio - 0.01% +
GROWTH & INCOME - SMALL CAP - 6.8%			(Cost - $3,741,469)	3,741,469	3,741,469
iShares Micro-Cap ETF	9,600	708,672
iShares Russell 2000 Growth ETF	4,000	556,400	TOTAL INVESTMENTS - 97.1% (Cost - $17,966,788) (a)		$ 18,031,137
		1,265,072	OTHER ASSETS LESS LIABILITIES - 2.9%		538,804
HEALTH & BIOTECHNOLOGY - 5.0%			NET ASSETS - 100.0%		$ 18,569,941
Health Care Select Sector SPDR Fund	5,100	353,277
iShares Nasdaq Biotechnology ETF	1,800	578,970
		932,247	ETF - Exchange Traded Fund
INTERNATIONAL EQUITY - 5.0%			* Non income producing security.
Deutsche X-trackers MSCI EAFE Hedged Equity ETF	13,500	375,435	+ Variable rate security. Interest rate is as of January 31, 2015.
ProShares Short MSCI EAFE *	16,000	547,360	(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $18,087,424 and differs from market value by net unrealized appreciation (depreciation) on securities as follow:
		922,795
LEISURE - 4.0%
Consumer Discretionary Select Sector SPDR Fund	10,500	734,895		Unrealized Appreciation:	$ 136,964
				Unrealized Depreciation:	(193,251)
MARKET NEUTRAL EQUITY - 2.0%				Net Unrealized Depreciation:	$ (56,287)
WisdomTree Europe Hedged Equity Fund	6,300	379,764

PRECIOUS METALS - 1.9%
Market Vectors Gold Miners ETF	16,200	361,098

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Appreciation & Income Fund
January 31, 2015
	Principal	Interest	Maturity
Security	Amount	Rate	Date
CONVERTIBLE BONDS - 79.6%
AIRLINES - 1.1%
AirTran Holdings, Inc.	$ 95,000	5.2500%	11/1/2016	$ 293,253

APPAREL - 2.3%
Iconix Brand Group, Inc.	514,000	1.5000	3/15/2018	608,448

AUTO MANUFACTURING - 2.7%
Navistar International Corp.	800,000	4.5000	10/15/2018	723,000

BIOTECHNOLOGY - 12.9%
Acorda Therapeutics, Inc.	1,000,000	1.7500	6/15/2021	1,168,750
ANI Pharmaceuticals, Inc.	440,000	3.0000	12/1/2019	463,100
Illumina, Inc. - 144A	600,000	0.0000	6/15/2019	709,875
Illumina, Inc. - 144A	325,000	0.5000	6/15/2021	367,656
Medivation, Inc.	365,000	2.6250	4/1/2017	774,941
				3,484,322
COMPUTERS - 2.4%
Spansion LLC	540,000	2.0000	9/1/2020	653,438

DIVERSIFIED FINANCIAL SERVICES - 2.0%
FXCM, Inc.	715,000	2.2500	6/15/2018	529,994

ELECTRICAL COMPONENTS & EQUIPMENT - 3.6%
SunPower Corp. - 144A	1,120,000	0.8750	6/1/2021	984,200

ELECTRONICS - 3.9%
Fluidigm Corp.	1,000,000	2.7500	2/1/2034	1,058,750

HEALTHCARE-PRODUCTS - 0.2%
Insulet Corp.	65,000	2.0000	6/15/2019	63,903

HEALTHCARE-SERVICES - 3.0%
Molina Healthcare, Inc.	605,000	1.1250	1/15/2020	811,456

HOME BUILDERS - 2.0%
Standard Pacific Corp.	500,000	1.2500	8/1/2032	550,625

LODGING - 1.2%
MGM Resorts International	300,000	4.2500	4/15/2015	329,250

MEDIA - 2.1%
Liberty Media Corp.	588,000	1.3750	10/15/2023	572,933

MISCELLANEOUS MANUFACTURING - 1.0%
Trinity Industries, Inc.	200,000	3.8750	6/1/2036	256,875

OIL & GAS - 1.6%
Goodrich Petroleum Corp.	1,205,000	5.0000	10/1/2032	445,850

OIL & GAS SERVICES - 1.6%
Helix Energy Solutions Group, Inc.	410,000	3.2500	3/15/2032	440,238

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Appreciation & Income Fund (Continued)
January 31, 2015
	Principal	Interest	Maturity
Security	Amount	Rate	Date		Value
PHARMACEUTICALS - 7.5%
Akorn, Inc.	$ 95,000	3.5000%	6/1/2016		$ 461,047
Depomed, Inc.	1,000,000	2.5000	9/1/2021		1,166,250
Mylan, Inc.	100,000	3.7500	9/15/2015		398,562
					2,025,859
SEMICONDUCTORS - 6.4%
ON Semiconductor Corp.	500,000	2.6250	12/15/2026		586,875
Rambus, Inc.	1,000,000	1.1250	8/15/2018		1,144,375
					1,731,250
SOFTWARE - 13.4%
Akamai Technologies, Inc. - 144A	750,000	0.0000	2/15/2019		760,316
Dealertrack Technologies, Inc.	750,000	1.5000	3/15/2017		919,687
Medidata Solutions, Inc.	630,000	1.0000	8/1/2018		679,219
PROS Holdings, Inc. - 144A	950,000	2.0000	12/1/2019		942,281
Salesforce.com, Inc.	285,000	0.2500	4/1/2018		319,022
					3,620,525
TELECOMMUNICATIONS - 2.8%
Finisar	782,000	0.5000	12/15/2033		750,720

TRANSPORTATION - 5.9%
Scorpio Tankers, Inc. - 144A	1,140,000	2.3750	7/1/2019		1,043,812
UTI Worldwide, Inc. - 144A	500,000	4.5000	3/1/2019		543,125
					1,586,937

TOTAL CONVERTIBLE BONDS (Cost - $21,339,406)					21,521,826
			Dividend
		Shares	Rate
PREFERRED STOCK - 13.1%
DIVERSIFIED FINANCIAL SERVICES - 1.2%
AMG Capital Trust II		5,500	5.1500%		337,219

INSURANCE - 3.5%
Maiden Holdings Ltd.		20,000	7.2500		951,000

OIL & GAS - 2.2%
Chesapeake Energy Corp. - 144A		135	5.7500		136,941
Chesapeake Energy Corp. - 144A		140	5.7500		142,362
Rex Energy Corp.		7,000	6.0000		303,660
					582,963
REITS - 6.2%
American Tower Corp.		2,370	5.2500		260,107
Crown Castle International Corp.		5,200	4.5000		565,864
iStar Financial, Inc.		15,000	4.5000		858,750
					1,684,721

TOTAL PREFERRED STOCK (Cost - $3,460,962)					3,555,903
			Interest
Security		Shares	Rate		Value
SHORT-TERM INVESTMENT - 6.8%
MONEY MARKET FUND - 6.8%
First American Government Obligations Fund		1,829,577	0.01%	+	1,829,577
TOTAL SHORT-TERM INVESTMENT (Cost - $1,829,577)

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Appreciation & Income Fund (Continued)
January 31, 2015

TOTAL INVESTMENTS - 99.5% (Cost - $26,629,945) (a)		$ 26,907,306
OTHER ASSETS LESS LIABILITIES - 0.5%		126,145
TOTAL NET ASSETS - 100.0%		$ 27,033,451

* Non-income producing security.
+ Variable rate security. Interest rate is as of January 31, 2015.
REITS - Real Estate Investment Trusts
144A- Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $26,765,293 and differs from market value by net unrealized appreciation (depreciation) on securities as follows:

	Unrealized Appreciation	$ 1,564,063
	Unrealized Depreciation	(1,422,050)
	Net Unrealized Appreciation	$ 142,013

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Large Cap Value Fund
January 31, 2015

Security	Shares	Value	Security	Shares		Value
COMMON STOCK - 97.4%
AEROSPACE/DEFENSE - 2.2%			MEDIA - 7.1%
United Technologies Corp.	10,316	$ 1,184,070	CBS Corp.	16,400		$ 898,884
			DIRECTV *	15,400		1,313,312
AGRICULTURE - 1.2%			Time Warner Cable, Inc.	5,100		694,263
Philip Morris International, Inc.	8,095	649,543	Time Warner, Inc.	11,000		857,230
						3,763,689
AUTO & TRUCK PARTS - 1.8%			MINING - 1.0%
BorgWarner, Inc.	17,100	923,571	Freeport-McMoRan Copper & Gold, Inc.	31,000		521,110

BANKS - 13.1%			MISCELLANEOUS MANUFACTURING - 5.7%
Bank of New York Mellon Corp.	27,300	982,800	Dover Corp.	16,200		1,134,648
Goldman Sachs Group, Inc.	5,400	931,014	General Electric Co.	78,327		1,871,232
JPMorgan Chase & Co.	34,802	1,892,533				3,005,880
US Bancorp	19,407	813,347	OIL & GAS - 7.9%
Wells Fargo & Co.	44,400	2,305,248	Chevron Corp.	14,000		1,435,420
		6,924,942	ConocoPhillips	17,096		1,076,706
COMPUTERS - 6.5%			EOG Resource, Inc.	8,500		756,755
Apple, Inc.	16,800	1,968,288	Marathon Petroleum Corp.	9,600		888,864
EMC Corp.	30,400	788,272				4,157,745
SanDisk Corp.	9,100	690,781	OIL & GAS SERVICES - 1.7%
		3,447,341	Baker Hughes, Inc.	15,200		881,448
COSMETICS / PERSONAL CARE - 1.7%
The Procter & Gamble Co.	10,800	910,332	PHARMACEUTICALS - 11.4%
			Abbott Laboratories	22,100		989,196
DIVERSIFIED FINANCIAL SERVICES - 6.0%			Actavis PLC *	5,780		1,540,601
American Express Co.	8,400	677,796	AmerisourceBergen Corp.	25,600		2,433,280
Discover Financial Services	26,600	1,446,508	Express Scripts Holdings Co. *	13,500		1,089,585
T Rowe Price Group, Inc.	13,400	1,054,848				6,052,662
		3,179,152	RETAIL - 2.8%
ELECTRIC - 4.7%			Wal-Mart Stores, Inc.	17,600		1,495,648
NextEra Energy, Inc.	13,036	1,424,053
Public Service Enterprise Group, Inc.	24,700	1,054,196	SEMICONDUCTORS - 2.9%
		2,478,249	Intel Corp.	46,128		1,524,069
ELECTRONICS - 3.7%
Agilent Technologies, Inc.	16,100	608,097	SOFTWARE - 3.1%
Honeywell International, Inc.	13,872	1,356,127	Microsoft Corp.	18,300		739,320
		1,964,224	Oracle Corp.	21,400		896,446
HEALTHCARE PRODUCTS - 2.2%						1,635,766
Baxter International, Inc.	16,800	1,181,208	TELECOMMUNICATIONS - 1.8%
			Cisco Systems, Inc.	36,000		949,140
HEALTHCARE SERVICES - 1.6%
MEDNAX, Inc. *	12,300	835,047	TOTAL COMMON STOCK (Cost - $34,058,577)			51,558,685

INSURANCE - 4.3%			SHORT - TERM INVESTMENT - 2.5%
The Allstate Corp.	16,932	1,181,684	MONEY MARKET FUND - 2.5%
American International Group, Inc.	22,100	1,080,027	STIT-STIC Prime Portfolio - 0.04% +
		2,261,711	(Cost - $1,326,582)	1,326,582		1,326,582
INTERNET - 1.4%
eBay, Inc. *	14,400	763,200	TOTAL INVESTMENTS - 99.9% (Cost - $35,385,159) (a)			$ 52,885,267
			OTHER ASSETS LESS LIABILITIES - 0.1%			40,921
MACHINERY - DIVERSIFIED - 1.6%			NET ASSETS - 100.0%			$ 52,926,188
Deere & Co.	10,200	868,938	* Non-income producing security.
			+ Variable rate security. Interest rate is as of January 31, 2015.
			(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $36,212,357
			and differs from market value by net unrealized appreciation (depreciation) on securities as follow:
					Unrealized Appreciation:	$ 18,155,675
					Unrealized Depreciation:	(1,482,765)
					Net Unrealized Appreciation:	$ 16,672,910

See accompanying notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Alternative Income Fund
January 31, 2015

Security	Shares	Value	Security	Shares	Value
COMMON STOCK - 92.8%
AGRICULTURE - 4.5%			PIPELINES - 25.5% (Continued)
Altria Group, Inc.	1,900	$ 100,890	ONEOK Partners LP - MLP	1,000	$ 41,340
Reynolds American, Inc.	4,000	271,800	Pembina Pipeline Corp.	2,000	62,100
		372,690	Plains All American Pipeline LP - MLP	2,000	99,180
AUTO MANUFACTURERS - 1.8%			Regency Energy Partners LP - MLP	4,000	102,640
Ford Motor Co.	10,000	147,100	Shell Midstream Partners LP - MLP	4,000	160,080
			Spectra Energy Corp.	3,000	100,320
BANKS - 0.5%			Sunoco Logistics Partners LP - MLP	2,000	83,440
Deutsche Bank AG	1,277	37,007	TC Pipelines LP - MLP	1,000	68,090
			TransCanada Corp.	1,000	44,480
CHEMICALS - 2.2%			Williams Cos., Inc.	3,000	131,580
Dow Jones Chemical Co.	4,000	180,640	Williams Partners LP - MLP	1,000	51,750
			Williams Partners LP - MLP	1,000	42,410
COMMERCIAL SERVICES - 3.8%					1,941,900
Macquarie Infrastructure Co. LLC	3,000	214,380	REITS - 2.3%
RR Donnelley & Sons Co.	6,000	98,820	Getty Realty Corp.	2,000	37,060
		313,200	Highwoods Properties, Inc.	1,000	47,000
ELECTRIC - 5.6%			Lexington Realty Trust	3,000	34,230
Dominion Resources, Inc.	2,000	153,780	Mack-Cali Realty Corp.	1,000	19,510
MDU Resources Group, Inc.	4,000	90,440	Universal Health Realty Income Trust	1,000	53,730
NextEra Energy Inc.	2,000	218,480			191,530
		462,700	SEMICONDUCTORS - 6.7%
ENERGY - ALTERNATE SOURCES - 0.5%			Intel Corp.	10,000	330,400
Clean Energy Fuels Corp. *	10,000	41,700	Microchip Technology, Inc.	5,000	225,500
					555,900
ENVIRONMENTAL CONTROL - 3.7%			TELECOMMUNICATIONS - 17.3%
Coventa Holding Corp.	15,000	306,600	AT&T, Inc.	3,000	98,760
			CenturyLink ,Inc.	3,000	111,510
GAS - 7.9%			Cisco Systems, Inc.	10,000	263,650
Atmos Energy Corp.	2,000	113,820	Consolidated Communications Holdings, Inc.	3,000	69,840
National Grid PLC - ADR	3,000	211,020	Deutsche Telekom AG - ADR	20,000	344,000
NiSource, Inc.	5,000	216,300	Frontier Communications Corp.	15,000	100,725
Sempra Energy	1,000	111,920	Verizon Communications, Inc.	2,000	91,420
		653,060	Vodafone Group PLC - ADR	10,000	351,300
IRON / STEEL - 1.0%					1,431,205
Mesabi Trust	5,000	85,400
			TOTAL COMMON STOCK (Cost - $7,564,470)		7,667,172
MISCELLANEOUS MANUFACTURING - 1.2%
General Electric Co.	4,000	95,560	EXCHANGE TRADED FUND - 4.7%
			CLOSE-ENDED FUND - 1.1%
OIL & GAS - 7.0%			Herzfeld Caribbean Basin Fund, Inc. (Cost - $104,976)	10,000	89,600
BP PLC	5,000	194,150
ConocoPhillips	2,000	125,960	EQUITY FUNDS - 3.6%
Kinder Morgan, Inc.	4,000	164,200	iShares Russell 2000 ETF	2,000	231,400
Marathon Petroleum Corp.	1,000	92,590	SPDR S&P Homebuilders ETF	2,000	68,580
		576,900	TOTAL EQUITY FUNDS (Cost - $291,607)		299,980
PHARMACEUTICALS - 3.3%
AstraZeneca PLC - ADR	2,000	142,080	TOTAL EXCHANGE TRADED FUNDS (Cost -$396,583)		389,580
GlaxoSmithKline PLC - ADR	3,000	132,000
		274,080	SHORT-TERM INVESTMENTS - 2.4%
PIPELINES - 23.5%			MONEY MARKET FUND - 2.4%
Atlas Pipeline Partners LP - MLP	2,000	53,980	Fidelity Institutional Money Market Funds - Money Market Portfolio 0.04% +
Boardwalk Pipeline Partners LP - MLP	10,000	152,600	(Cost $198,126)	198,126	198,126
Buckeye Partners LP - MLP	1,000	72,770
DCP Midstream Partners LP - MLP	1,000	37,530	TOTAL INVESTMENTS - 99.9% (Cost - $8,159,179) (a)		$ 8,254,878
Enbridge, Inc.	2,000	96,860	OTHER ASSETS LESS LIABILITIES - 0.1%		4,704
Energy Transfer Equity LP - MLP	1,000	59,420	NET ASSETS - 100.0%		$ 8,259,582
Energy Transfer Partners LP - MLP	3,000	184,200
EnLink Midstream Partners LP - MLP	2,000	57,360	ADR - American Depositary Receipt
Enterprise Products Partners LP - MLP	3,000	103,320	ETF - Exchange Traded Funds
Magellan Midstream Partners LP - MLP	1,000	77,520	REIT - Real Estate Investment Trust
MarkWest Energy Partners LP - MLP	1,000	58,930	MLP - Master Limited Partnership
			+ Variable rate security. Interest rate is as of January 31, 2015.
			(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $8,159,607
			and differs from market value by net unrealized appreciation (depreciation) on securities as follow:
				Unrealized Appreciation:	$ 489,035
				Unrealized Depreciation:	(393,764)
				Net Unrealized Appreciation:	$ 95,271
See accompanying noted to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Focused Large Cap Growth Fund
January 31, 2015

Security	Shares	Value	Security	Shares	Value
COMMON STOCK - 99.7%			LODGING - 2.2%
AEROSPACE/DEFENSE - 4.0%			Las Vegas Sands Corp.	22,234	$ 1,208,863
BE Aerospace, Inc. *	13,441	$ 784,014
KLX, Inc. *	6,720	264,163	MACHINERY-DIVERSIFIED - 3.6%
TransDigm Group, Inc.	5,733	1,178,303	Cummins, Inc.	9,452	1,318,176
		2,226,480	The Middleby Corp. *	6,973	662,574
APPAREL - 6.0%					1,980,750
Michael Kors Holdings Ltd. *	20,045	1,418,986	MEDIA - 2.0%
Under Armour, Inc. - Class A *	25,853	1,863,484	Walt Disney Co.	12,262	1,115,352
		3,282,470
BIOTECHNOLOGY - 18.9%			PHARMACEUTICALS - 2.8%
Alexion Pharmaceuticals, Inc. *	5,738	1,051,431	Pharmacyclics, Inc. *	9,267	1,563,806
Biogen Idec, Inc. *	3,007	1,170,204
Celgene Corp. *	20,804	2,479,005	RETAIL - 8.5%
Gilead Sciences, Inc. *	25,458	2,668,762	Chipotle Mexican Grill, Inc. - Class A *	2,459	1,745,497
Illumina, Inc. *	6,055	1,181,875	Starbucks Corp.	33,728	2,952,212
Regeneron Pharmaceuticals, Inc. *	4,629	1,928,719			4,697,709
		10,479,996	SEMICONDUCTORS - 3.3%
CHEMICALS - 2.1%			ARM Holdings PLC - ADR	38,859	1,820,156
Monsanto Co.	9,872	1,164,699
			SOFTWARE - 5.2%
COMMERCIAL SERVICES - 3.9%			Salesforce.com, Inc. *	33,521	1,892,260
MasterCard, Inc. - Class A	26,303	2,157,635	Workday, Inc. - Class A *	12,547	996,985
					2,889,245
COMPUTERS - 3.2%			TOTAL COMMON STOCK
Apple, Inc.	14,962	1,752,948	(Cost - $46,793,971)		55,175,179

DIVERSIFIED FINANCIAL SERVICES - 4.3%			SHORT-TERM INVESTMENT - 0.3%
Visa, Inc. - Class A	9,392	2,394,115	MONEY MARKET FUND - 0.3%
			First American Prime Obligations Fund, 0.02% +	193,735	193,735
INTERNET - 29.7%			TOTAL SHORT-TERM INVESTMENT
Amazon.com, Inc. *	3,739	1,325,588	(Cost - $193,735)
Baidu, Inc. - ADR *	4,899	1,067,590
Facebook, Inc. - Class A *	52,980	4,021,712	TOTAL INVESTMENTS - 100.0% (Cost - $46,987,706) (a)		$ 55,368,914
Fireeye, Inc. *	8,300	280,623	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0) %		(23,354)
Google, Inc. - Class A *	1,400	752,570	NET ASSETS - 100.0%		$ 55,345,560
Google, Inc. *	2,659	1,421,289
LinkedIn Corp. - Class A *	12,487	2,806,328	* Non-Income producing security.
Priceline Group, Inc. *	2,354	2,376,316	ADR - American Depositary Receipt.
Splunk, Inc. *	18,940	978,251	+ Variable rate security. Interest rate is as of January 31, 2015.
TripAdvisor, Inc. *	11,612	778,120
Twitter, Inc. *	16,855	632,568
		16,440,955

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $47,172,255 and differs from market value by net unrealized appreciation (depreciation) on securities as follows:

			Unrealized Appreciation		$ 10,134,561
			Unrealized Depreciation		(1,937,902)
			Net Unrealized Appreciation		$ 8,196,659

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Real Estate Stock Fund
January 31, 2015

Security	Shares	Value	Security	Shares	Value
COMMON STOCK - 0.6%			REGIONAL MALLS - 16.2%
Starwood Hotels & Resorts Worldwide, Inc.	4,800	$ 345,456	General Growth Properties, Inc.	47,242	$ 1,425,763
TOTAL COMMON STOCK (Cost - $ 370,251)			Simon Property Group, Inc.	31,591	6,275,868
			Tanger Factory Outlet Centers, Inc.	30,900	1,215,915
REITS - 98.8%					8,917,546
APARTMENTS - 18.5%			SHOPPING CENTERS - 10.2%
AvalonBay Communities, Inc.	22,192	3,838,994	Acadia Realty Trust	56,668	2,050,815
Equity Residential	46,640	3,619,730	Kite Realty Group Trust	24,262	741,447
Essex Property Trust, Inc.	11,790	2,665,130	Ramco-Gershenson Properties Trust	42,860	838,770
		10,123,854	Regency Centers Corp.	25,580	1,753,765
DIVERSIFIED - 4.8%			Urban Edge Properties *	8,535	202,621
Cousins Properties, Inc.	11,990	132,370			5,587,418
Gramercy Property Trust, Inc.	96,130	665,220	STORAGE - 6.3%
Vornado Realty Trust	16,790	1,854,288	CubeSmart	61,180	1,507,475
		2,651,878	Extra Space Storage, Inc.	29,730	1,962,180
HEALTHCARE - 11.1%					3,469,655
Health Care REIT, Inc.	29,110	2,385,564	WAREHOUSE - 6.4%
National Health Investors, Inc.	7,910	591,352	First Industrial Realty Trust, Inc.	41,810	908,531
Physicians Realty Trust	41,180	726,415	Prologis, Inc.	57,810	2,609,543
Sabra Health Care REIT, Inc.	19,370	633,399			3,518,074
Ventas, Inc.	22,140	1,766,993
		6,103,723	TOTAL REITS (Cost - $35,095,499)		54,289,044
HOTELS - 11.0%
Ashford Hospitality Trust, Inc.	26,886	282,841	SHORT-TERM INVESTMENT - 0.6%
Chatham Lodging Trust	21,690	675,210	MONEY MARKET FUND - 0.6%
Chesapeake Lodging Trust	33,660	1,235,995	Fidelity Institutional Money Market
DiamondRock Hospitality Co.	57,760	839,253	Fund - Government Portfolio, 0.01% +	326,598	326,598
FelCor Lodging Trust, Inc.	82,500	825,825	TOTAL SHORT-TERM INVESTMENT
Host Hotels & Resorts, Inc.	57,360	1,312,970	(Cost - $326,598)
LaSalle Hotel Properties	22,110	894,571
		6,066,665	TOTAL INVESTMENTS - 100.0% (Cost - $41,941,774)(a)		$ 54,961,098
OFFICE PROPERTY - 14.3%			LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0) %		(3,820)
Alexandria Real Estate Equities, Inc.	7,570	738,226	TOTAL NET ASSETS - 100.00%		$ 54,957,278
American Realty Capital Properties, Inc.	34,770	322,144
Boston Properties, Inc.	16,890	2,344,332
Brandywine Realty Trust	29,090	483,185	REIT - Real Estate Investment Trust.
Highwoods Properties, Inc.	36,510	1,715,970	* Non-income producing security.
Kilroy Realty Corp.	21,793	1,615,951	+ Variable rate security. Interest rate is as of January 31, 2015.
Paramount Group, Inc. *	32,580	630,423
		7,850,231

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $42,619,187 and differs from market value by net unrealized appreciation (depreciation) on securities as follows:
			Unrealized Appreciation		$ 13,047,471
			Unrealized Depreciation		(705,560)
			Net Unrealized Appreciation		$ 12,341,911

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham International Stock Fund
January 31, 2015

Security	Shares	Value	Security	Shares	Value
COMMON STOCK - 98.0%			BANKS (Continued) - 8.6%
ADVERTISING - 0.0%			Itau Unibanco Holding SA - ADR	20,488	$ 248,315
JCDecaux SA	877	$ 31,549	Mediobanca SpA	12,940	112,069
			National Bank of Greece SA - ADR *	59,891	65,880
AEROSPACE/DEFENSE - 0.3%			Nordea Bank AB	32,371	411,726
Airbus Group NV	4,580	243,980	Sberbank of Russia - ADR	47,612	176,403
			Skandinaviska Enskilda Banken AB	20,836	251,357
AGRICULTURE - 0.6%			Sumitomo Mitsui Financial Group, Inc.	7,600	255,097
Japn Tobacco, Inc.	4,500	122,596	Turkiye Garanti Bankasi AS	39,984	168,586
Swedish Match AB	10,619	346,354	Turkiye Halk Bankasi AS	15,734	101,307
		468,950	Turkiye Is Bankasi	116,205	337,776
AIRLINES - 1.0%			Turkiye Vakiflar Bankasi Tao	107,564	250,577
ANA Holdings, Inc.	109,000	301,103			6,127,169
Japan Airlines Co., Ltd.	12,100	409,757	BEVERAGES - 0.3%
Turk Hava Yollari *	1	4	Carlsberg A/S	873	64,067
		710,864	Heineken NV	2,046	152,663
AUTO MANUFACTURERS - 3.5%					216,730
Bayerische Motoren Werke AG	2,484	288,815	BIOTECHNOLOGY - 0.1%
Daimler AG	5,642	510,877	CSL Ltd.	1,492	101,497
Fiat Chrysler Automobiles NV *	8,788	115,882
Honda Motor Co. Ltd.	4,200	126,766	BUILDING MATERIALS - 2.5%
Honda Motor Co. Ltd. - ADR	6,467	195,433	Asahi Glass Co., Ltd.	43,000	228,818
Nissan Motor Co. Ltd. - ADR	17,376	295,740	Cie de Saint-Gobain	4,573	194,779
Peugeot SA	31,337	451,625	Daikin Industries Ltd.	3,500	243,613
Porsche Automobil Holding SE - ADR	23,773	198,742	HeidelbergCement AG	5,150	378,660
Renault SA	3,524	269,279	Holcim Ltd.	3,164	220,484
Suzuki Motor Corp.	4,500	142,327	Lafarge SA	5,875	402,458
		2,595,486	Sika AG	18	61,620
AUTO PARTS & EQUIPMENT - 2.3%			TOTO Ltd.	8,000	88,337
Cie Generale des Establissements Michelin	2,615	254,609			1,818,769
Cie Generale des Establissements Michelin - ADR	5,573	108,785	CHEMICALS - 4.1%
Continental AG	1,872	422,336	BASF SE	3,916	350,176
GKN PLC	95,089	523,484	Daicel Corp.	23,000	286,035
Sumitomo Electric Industries Ltd.	15,100	194,624	EMS-Chemie Holding AG	367	141,312
Toyota Industries Corp.	4,800	258,421	Israel Chemicals Ltd.	20,314	146,027
Valeo SA	2,303	324,670	K+S AG	2,116	66,797
		2,086,929	Koninkliijke DSM NV	11,789	625,188
BANKS - 8.6%			Kuraray Co. Ltd.	15,500	194,681
Adkbank T.A.S.	49,821	182,000	Lonza Group AG	1,736	204,936
Banco Bradesco SA - ADR	2,652	33,097	Mitsubishi Chemical Holdings Corp.	22,500	116,644
Banco do Brasil SA - ADR	9,850	75,944	Sumitomo Chemical Co. Ltd.	44,000	173,154
Bank Hapoalim BM	126,613	562,629	Syngenta AG	290	94,155
Bank Leumi Le-Israel BM *	54,789	182,729	Yara International ASA	11,600	602,457
Bank Mandiri Persero Tbk PT	151,100	130,112			3,001,562
Bank Rakyat Indonesia Persero Tbk PT	304,400	278,421	COMMERCIAL SERVICES - 1.4%
China Construction Bank Corp - ADR	18,052	286,124	Adecco SA	1,286	95,756
China Construction Bank Corp	895,000	716,301	Cielo SA	4,500	67,137
Commerzbank AG *	10,519	126,093	Dai Nippon Printing Co. Ltd.	18,000	161,923
Credit Agricole SA	9,076	107,619	Edenred	6,784	194,942
Grupo Financiero Santander Mexico SAB - ADR	12,365	130,822	Randstad Holding NV	2,342	123,083
Grupo Financiero Santander Mexico SAB	23,700	50,289	Recruit Holdings Co. Ltd. *	3,000	87,387
HDFC Bank Ltd. - ADR	9,829	560,056	SGS SA	113	213,651
Industrial & Commercial Bank of China Ltd.	457,000	325,840	Toppan Printing Co. Ltd.	9,000	60,136
					1,004,015

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
Dunham International Stock Fund
January 31, 2015
Security	Shares	Value	Security	Shares	Value
COMPUTERS - 1.6%			ENGINEERING & CONSTRUCTION - 1.1%
Asustek Computer, Inc.	25,000	$ 261,179	ABB Ltd. - ADR	5,306	$ 101,557
AtoS	1,664	122,332	ABB Ltd.	3,808	72,975
Fujitsu Ltd.	34,000	179,718	Acciona SA *	1,620	115,783
TDK Corp.	6,600	411,428	Fraport AG Frankfurt Airport Services Worldwide	7,421	453,362
Wistron Corp.	197,000	179,526	Hochtief AG	1,449	100,754
		1,154,183			844,431
COSMETICS/PERSONAL CARE - 1.0%			ENTERTAINMENT - 0.2%
Kao Corp. - ADR	2,472	108,397	OPAP SA	9,387	79,317
Unilever NV - Dutch Cert	5,265	228,274	Sankyo Co. Ltd.	1,000	35,949
Unilever NV - NY Reg. Shrs	8,317	360,708			115,266
		697,379	ENVIRONMENTAL CONTROL - 1.1%
DISTRIBUTION / WHOLESALE - 1.4%			Umicore SA	19,876	832,280
Mitsubishi Corp.	18,100	315,839
Mitsui & Co. Ltd.	30,400	386,932	FOOD - 1.9%
Sumitomo Corp.	17,200	169,779	Aryzta AG	2,251	168,207
Toyota Tsusho Corp.	5,300	125,549	Chocoladefabriken Lindt & Sprungli AG	39	202,335
		998,099	Delhaize Group SA	1,707	141,974
DIVERSIFIED FINANANCIAL SERVICES - 0.7%			Kerry Group PLC	1,389	100,649
Aberdeen Asset Management PLC	24,973	163,415	Orkla ASA - ADR	10,873	80,351
Deutsche Boerse AG - ADR	11,003	84,173	Orkla ASA	8,969	65,940
Nomura Holdings, Inc.	23,600	125,505	Unilever PLC - ADR	9,867	433,852
Old Mutual PLC	25,243	78,487	Unilever PLC	4,399	193,074
Orix Corp.	5,600	64,365			1,386,382
		515,945	FOREST PRODUCTS & PAPER - 0.3%
ELECTRIC - 3.1%			Stora Enso OYJ	22,077	214,163
E. ON SE	27,628	427,604
Enel Green Power SpA	113,281	223,894	GAS - 1.0%
Fortum OYJ	19,165	408,732	Engas SA	11,881	376,176
Iberdrola SA - ADR	2,741	75,240	Gas Natural SDG SA	14,125	331,508
Iberdrola SA	118,919	820,685			707,684
Red Electrica Corp. SA	2,104	179,225	HAND/MACHINE TOOLS - 0.4%
RWE AG	4,320	119,813	Fuji Electric Co. Ltd.	24,000	102,655
		2,255,193	Makita Corp.	1,600	70,989
ELECTRICAL COMPONENTS & EQUIPMENT - 1.1%			Sandvik AB	14,518	152,668
Brother Industries Ltd.	14,500	248,388			326,312
Delta Electronics, Inc.	12,000	73,263	HEALTHCARE - PRODUCTS - 1.0%
Osram Licht AG *	8,751	402,197	Coloplast A/S	2,282	179,775
Ushio, Inc.	7,600	88,070	Sonova Holding AG	647	84,724
		811,918	Sysmex Corp. - ADR	5,090	113,711
ELECTRONICS - 3.1%			Terumo Corp.	6,000	148,832
Hirose Electric Co. Ltd.	1,500	179,774			527,042
Hon Hai Precision Industry Co. Ltd.	190,400	522,233	HOLDING COMPANIES-DIVERSIFIED - 0.5%
Hoya Corp	5,300	205,441	Haci Omer Sabanci Holdings AS	1	2
Ibiden Co. Ltd.	3,600	54,134	Industrivarden AB - A shares *	9,569	179,550
Keyence Corp.	200	93,511	Industrivarden AB - C shares	4,303	76,778
Kinsus Interconnect Technology Corp.	18,000	57,662	Swire Pacific Ltd.	30,000	73,276
Kyocera Corp.	8,300	365,415			329,606
Murata Manufacturing Co. Ltd.	3,100	334,744	HOME FURNISHINGS - 1.0%
NEC Corp.	77,000	217,554	Arcelik AS	1	6
Nippon Electric Glass Co. Ltd	2,000	10,325	Electrolux AB - Series B	14,329	441,831
Omron Corp.	5,200	207,942	Sony Corp.	11,200	263,503
		2,248,735			705,340
ENERGY-ALTERNATE SOURCES - 0.3%
Vestas Wind Systems *	4,960	192,601

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
Dunham International Stock Fund
January 31, 2015
Security	Shares	Value	Security	Shares	Value
INSURANCE - 3.8%			METAL FABRICATE / HARDWARE - 0.4%
Aegon NV	16,547	$ 117,907	NSK Ltd.	3,000	$ 35,165
Aegon NV - NY Reg. Shares	6,847	48,888	ThyssenKrupp AG	5,031	130,676
China Life Insurance Co. Ltd. - ADR	8,691	499,211	Vallourec SA	6,995	151,743
China Life Insurance Co. Ltd. - H Shares	22,000	85,237			317,584
China Pacific Insurance Group Co. Ltd.	31,400	150,874	MINING - 0.9%
CNP Assurances	6,382	112,019	Boliden AB	13,983	218,838
Dai-ichi Life Insurance Co. Ltd.	29,500	395,331	Mitsubishi Materials Corp.	21,000	66,238
Gjensidige Forsikring ASA	9,570	160,944	MMC Norilsk Nickel OJSC - ADR	3,971	65,521
MS&AD Insurance Group Holdings, Inc.	10,500	255,364	Norsk Hydro ASA	56,732	332,590
New China Life Insurance Co. Ltd.	6,000	34,551			683,187
Ping An Insurance Group Co. of China Ltd. - H Shares	25,000	264,925	MISCELLANEOUS MANUFACTURING - 2.3%
T&D Holdings, Inc.	16,400	184,737	FUJIFILM Holdings Corp.	18,500	625,417
Tokio Marine Holdings, Inc. - ADR	6,248	218,243	Konica Minolta Holdings, Inc.	24,000	264,174
Tokio Marine Holdings, Inc.	7,600	265,401	Largan Precision Co. Ltd.	3,000	249,366
		2,793,632	Sulzer AG	1,647	173,817
INTERNET - 0.2%			Wartsila OYJ Abp	7,855	364,074
United Internet AG	3,514	152,200			1,676,848
			OFFICE / BUSINESS EQUIPMENT - 1.2%
INVESTMENT COMPANIES - 1.0%			Canon, Inc. - ADR	5,612	176,834
EXOR SpA	3,756	153,303	Canon, Inc.	15,600	493,639
Groupe Bruxelles Lambert SA	1,491	123,587	Ricoh Co. Ltd.	7,800	76,112
Investor AB - A shares	8,343	300,601	Seiko Epson Corp.	3,700	150,306
Investor AB - B Shares	4,499	164,012			896,891
		741,503	OIL & GAS - 1.3%
IRON/STELL - 1.4%			Ecopetrol SA - ADR	8,120	132,356
ArcelorMittal	11,157	106,572	Gazprom OAO - ADR	109,630	459,898
ArcelorMittal - NY Reg. Shrs	20,338	196,058	Idemitsu Kosan Co. Ltd.	500	8,348
JFE Holdings, Inc.	7,800	171,857	Neste Oil OYJ	12,039	334,726
Nippon Steel & Sumitomo Metal Corp.	122,000	285,223	Rosneft OAO - GDR	8,009	25,951
Severstal PAO - GDR	8,969	81,797			961,279
Yamato Kogyo Co. Ltd.	6,700	172,475	PACKAGING & CONTAINERS - 0.3%
		1,013,982	Toyo Seikan Group Holdings Ltd.	18,800	241,268
LEISURE TIME - 0.4%
Carnival PLC - ADR	3,142	140,008	PHARMACEUTICALS - 16.1%
Yamaha Corp.	8,600	125,273	Actelion Ltd.	2,720	299,474
		265,281	Astellas Pharma, Inc.	30,000	463,480
LODGING - 0.6%			AstraZeneca PLC - ADR	5,179	367,916
Accor SA	8,873	441,061	AstraZeneca PLC	9,292	659,452
			Bayer AG	4,115	592,584
MACHINERY CONSTRUCTION & MINING - 1.8%			Celesio AG	3,315	98,184
Atlas Copco AB - A Shares	6,565	194,736	Chugai Pharmaceutical Co. Ltd.	10,100	302,026
Atlas Copco AB - B Shares	5,645	154,680	Daiichi Sankyo Co. Ltd.	15,500	224,922
Hitachi Construction Machinery Co. Ltd.	18,700	345,806	Grifols SA - ADR	2,652	91,388
Hitachi Ltd.	30,000	226,621	Grifols SA	5,571	233,658
Komatsu Ltd.	11,100	217,720	Medipal Holdings Corp.	9,900	115,536
Mitsubishi Electric Corp.	15,000	173,530	Novartis AG - ADR	2,569	250,221
		1,313,093	Novartis AG	5,394	523,949
MACHINERY - DIVERSIFIED - 1.1%			Novo Nordisk A/S - ADR	13,348	594,787
Amada Co. Ltd.	7,000	63,815	Novo Nordisk A/S	16,294	725,811
Hexagon AB - B Shares	5,707	181,031	Otsuka Holdings Co Ltd	6,200	191,871
Kone OYJ	2,252	101,552	Roche Holding AG - ADR	16,947	572,131
Metso OYJ	9,745	296,442	Roche Holding AG-BR	848	231,867
Mitsubishi Heavy Industries Ltd.	30,000	165,630	Roche Holding AG- Genusschein	2,938	789,263
		808,470	Sanofi - ADR	6,977	321,570

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
Dunham International Stock Fund
January 31, 2015

Security	Shares	Value	Security		Shares	Value
PHARMACEUTICALS (Continued) - 16.1%			TELECOMMUNICATIONS - 5.9%
Sanofi	10,729	$ 988,394	Alcatel-Lucent - ADR *		172,397	$ 594,770
Shire PLC - ADR	3,523	772,453	Belgacom SA		6,096	227,001
Sumitomo Dainippon Pharma Co Ltd	29,700	312,291	BT Group PLC		66,382	415,141
Suzuken Co. Ltd.	2,500	70,449	China Unicom Hong Kong Ltd. - ADR		16,984	253,911
Takeda Pharmaceutical Co. Ltd.	11,300	564,685	MTN Group Ltd		7,914	136,861
Teva Pharmaceutical Industries Ltd. - ADR	12,643	718,881	NICE-Systems Ltd		1,152	56,296
Teva Pharmaceutical Industries Ltd.	9,011	511,955	Nokia OYJ - ADR		50,839	386,376
		11,589,198	Nokia OYJ		40,695	312,911
REAL ESTATE - 0.4%			Orange SA - ADR		9,406	165,357
Hysan Development Co. Ltd.	27,000	130,472	Orange SA		14,039	246,946
SOHO China Ltd.	245,000	170,121	PCCW Ltd		771,000	511,362
		300,593	Swisscom AG		10	5,844
REITS - 1.5%			TDC A/S		11,550	85,429
Gecina SA	1,204	157,736	Telecom Italia SpA - ADR		6,102	57,054
Hammerson PLC	8,023	82,718	Telecom Italia SpA		187,430	217,749
Klepierre	16,451	774,013	Telefonaktiebolaget LM Ericsson - ADR		19,935	241,813
Link REIT	29,500	199,523	Telefonaktiebolaget LM Ericsson		28,066	340,901
		1,213,990	Telenet Group Holding NV *		370	20,573
RETAIL - 2.2%						4,276,295
Cie Financiere Richemont SA	1,279	105,911	TRANSPORTATION - 3.9%
Citizen Holdings Co. Ltd.	6,000	47,905	AP Moeller - Maersk A/S		163	326,573
Dixons Carphone PLC	20,323	132,394	Canadian National Railway Co.		8,548	563,850
Hennes & Mauritz AB - B Shares - ADR	11,573	94,667	Central Japan Railway Co.		1,000	171,528
Inditex SA	9,739	286,992	Deutsche Post AG - ADR		7,242	234,786
Mr. Price Group Ltd.	13,441	304,875	Deutsche Post AG		2,163	69,989
Restaurant Brands International, Inc. *	3,824	148,417	DSV A/S		8,466	266,504
Swatch Group - ADR	14,662	290,747	East Japan Railway Co.		3,100	239,499
Swatch Group	855	62,648	Hankyu Hanshin Holdings, Inc.		41,000	227,954
		1,474,556	Keio Corp.		18,000	146,611
SEMICONDUCTORS - 3.6%			Nippon Express Co. Ltd.		27,000	157,553
ARM Holdings PLC - ADR	1,750	81,970	Tobu Railway Co. Ltd.		68,000	327,100
ASML Holding NV	5,021	523,639	Yamato Holdings Co, Ltd.		5,100	115,373
Infineon Technologies AG - ADR	14,944	168,718				2,847,320
Infineon Technologies AG	33,725	377,884	WATER - 0.2%
MediaTek, Inc.	6,000	91,192	Cia de Saneamento Basico do Estado de Sao Paulo		29,500	146,339
Rohm Co. Ltd.	1,900	122,186
Samsung Electronics Co. Ltd.	396	491,558	TOTAL COMMON STOCK (Cost - $68,546,416)			71,565,041
Samsung Electronics Co. Ltd. - GDR - Reg S	25	12,000		Dividend Rate (%)
STMicroelectronics NV - ADR - NY Reg. Shares	15,017	124,641	PREFERRED STOCK - 1.0%
STMicroelectronics NV	13,195	109,544	AUTO MANUFACTURERS - 0.6%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	23,996	544,949	Bayerische Motoren Werke AG	2.6200	2,202	186,386
		2,648,281	Porsche Automobil Holding SE	2.0100	1,500	125,682
SOFTWARE - 1.4%			Volkswagon AG	4.0600	500	111,524
Amadeus IT Holding SA - A Shares	9,206	369,134				423,592
SAP AG	8,121	529,946	BANKS - 0.1%
SAP SE - ADR	2,018	131,897	Itau Unbanco Holding SA	0.9761	7,900	96,942
		1,030,977
STORAGE / WAREHOUSING - 0.6%			ELECTRIC - 0.3%
Mitsubishi Logistics Corp.	31,000	461,154	Cia Energetica de Sao Paulo	3.1790	20,600	181,021

			TOTAL PREFERRED STOCK (Cost - $770,450)			701,555

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
Dunham International Stock Fund
January 31, 2015

Security	Shares	Value
SHORT-TERM INVESTMENT - 1.6%
MONEY MARKET FUND - 1.6%
Fidelity Institutional Money Market Funds - Government
Portfolio 0.00% + (Cost - $1,206,559)	1,206,559	$ 1,206,559

TOTAL INVESTMENTS - 100.6% (Cost - $70,523,425) (a)		$ 73,473,155
LIABILITIES LESS OTHER ASSETS - (0.6) %		(236,830)
NET ASSETS - 100.0%		$ 73,236,325

* Non-income producing security.
ADR - American Depositary Receipt.
GDR - Global Depositary Receipt.
NV - Non-Voting
NVDR - Non-Voting Depositary Receipt.
REIT - Real Estate Investment Trust.
+ Variable rate security. Interest rate is as of January 31, 2015.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $70,564,585 and differs from market value by net unrealized appreciation (depreciation) on securities as follow:
	Unrealized Appreciation:	$ 6,236,731
	Unrealized Depreciation:	(3,328,161)
	Net Unrealized Appreciation:	$ 2,908,570

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
Dunham International Stock
January 31, 2015

Forward Currency Contracts
					Unrealized
	Settlement		Local Currency	U.S. Dollar	Appreciation
Foreign Currency	Date	Counterparty	Amount Purchased	Market Value	(Depreciation)
To Buy:
Japanese Yen	2/2/2015	Bank of New York	9,983,088	85,037	247
Australian Dollar	3/18/2015	Royal Bank of Scotland	5,767,273	4,474,558	(277,534)
British Pound	3/18/2015	Deutsche Bank	5,291,738	7,944,316	(284,941)
Canadian Dollar	3/18/2015	UBS	6,245,909	4,918,325	(513,059)
Danish Krona	3/18/2015	UBS	165,947	25,222	(1,964)
Euro	3/18/2015	Bank of New York	200,515	226,644	(4,024)
Hong Kong Dollar	3/18/2015	UBS	11,347,434	1,463,411	(420)
Israeli Shekel	3/18/2015	Royal Bank of Scotland	141,320	35,962	(96)
Israeli Shekel	3/18/2015	Royal Bank of Scotland	210,007	53,441	143
Japanese Yen	3/18/2015	Bank of New York	12,649,039	107,795	(360)
Japanese Yen	3/18/2015	Bank of New York	68,634,010	570,044	7,484
New Zealand Dollar	3/18/2015	Royal Bank of Scotland	217,541	157,240	(8,823)
Norwegian Krone	3/18/2015	Royal Bank of Scotland	706,804	91,144	(2,684)
Singapore Dollar	3/18/2015	UBS	964,010	711,763	(16,404)
Swedish Krona	3/18/2015	UBS	759,948	92,053	(7,629)
Swiss Franc	3/18/2015	Deutsche Bank	1,354,685	1,474,363	111,084
Swiss Franc	3/18/2015	Deutsche Bank	385,803	419,824	(32,434)
Japanese Yen	3/18/2018	Bank of New York	1,743,227	14,946	487
					$ (1,030,927)

					Unrealized
	Settlement		Local Currency	U.S. Dollar	Appreciation
Foreign Currency	Date	Counterparty	Amount Purchased	Market Value	(Depreciation)
To Sell:
Japanese Yen	2/3/2015	Bank of New York	5,098,692	43,431	(282)
Australian Dollar	3/18/2015	Royal Bank of Scotland	312,803	242,689	12,287
British Pound	3/18/2015	Deutsche Bank	611,522	918,058	35,875
Canadian Dollar	3/18/2015	UBS	654,086	515,058	42,153
Danish Krona	3/18/2015	UBS	11,425,973	1,736,697	150,915
Euro	3/18/2015	Bank of New York	7,220,673	8,161,601	613,216
Euro	3/18/2015	Bank of New York	437,831	494,885	(1,883)
Hong Kong Dollar	3/18/2015	UBS	5,650,863	728,758	(43)
Hong Kong Dollar	3/18/2015	UBS	134,396	17,332	3
Israeli Shekel	3/18/2015	Royal Bank of Scotland	8,155,536	2,075,365	(26,853)
Japanese Yen	3/18/2015	Bank of New York	932,349,700	7,945,493	(242,533)
Norwegian Krone	3/18/5015	Royal Bank of Scotland	7,002,370	902,974	68,929
Norwegian Krone	3/18/5015	Royal Bank of Scotland	232,383	29,966	(223)
Singapore Dollar	3/18/2015	UBS	9,603	7,090	173
Swedish Krona	3/18/2015	Bank of New York	11,270,127	1,365,165	125,790
Swedish Krona	3/18/2015	UBS	6,254,714	757,641	61,237
Swiss Franc	3/18/2015	Deutsche Bank	2,195,760	2,389,389	(141,362)
					$ 697,399

Total unrealized loss on forward foreign currency contracts					$ (333,528)

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Small Cap Value Fund
January 31, 2015

Security	Shares	Value	Security	Shares	Value
COMMON STOCK - 98.4%
AEROSPACE / DEFENSE - 1.0%			ELECTRIC - 3.5%
Ducommun, Inc. *	10,840	$ 281,515	ALLETE, Inc.	5,750	$ 325,737
			Avista Corp.	9,222	342,413
AIRLINES - 0.5%			PNM Resources, Inc.	10,190	310,795
SkyWest, Inc.	11,994	150,525			978,945
			ELECTRICAL COMPONENTS & EQUIPMENT - 1.2%
APPAREL - 0.9%			Littelfuse, Inc.	3,430	338,678
Unifi, Inc. *	7,850	253,005
			ELECTRONICS - 3.6%
AUTO PARTS & EQUIPMENT - 1.7%			Checkpoint Systems, Inc. *	10,500	136,080
Douglas Dynamics, Inc.	9,770	197,256	OSI Systems, Inc. *	4,780	334,504
Meritor, Inc. *	21,860	279,808	Sanmina Corp. *	11,130	235,733
		477,064	Watts Water Technologies, Inc.	5,490	321,879
BANKS - 13.2%					1,028,196
1st Source Corp.	3,689	109,674	ENGINEERING & CONSTRUCTION - 1.6%
Associated Banc-Corp.	16,000	268,960	AECOM Technology Corp. *	7,850	199,547
BancFirst Corp.	2,200	126,852	KBR, Inc.	15,710	259,686
BancorpSouth, Inc.	14,120	280,282			459,233
Banner Corp.	7,870	317,791	ENTERTAINMENT - 1.5%
Central Pacific Financial Corp	7,189	150,825	Marriott Vacations Worldwide Corp.	5,720	437,580
First Horizon National Corp.	25,580	332,284
First Merchants Corp.	6,850	149,604	FOOD - 2.0%
FirstMerit Corp.	17,560	287,721	Cal-Maine Foods, Inc.	8,780	307,739
Old National Bancorp	22,690	304,273	Ingles Markets, Inc.	6,158	262,639
Simmons First National Corp.	4,330	162,029			570,378
State Bank Financial Corp.	7,400	135,124	FOREST PRODUCTS & PAPER - 0.9%
TCF Financial Corp.	21,910	322,077	PH Glatfelter Co.	11,230	256,830
Trico Bancshares	6,711	156,702
Trustmark Corp.	14,000	299,040	GAS - 3.2%
Wintrust Financial Corp.	7,503	326,155	Laclede Group, Inc.	6,010	323,098
		3,729,393	Northwest Natural Gas Co.	6,200	309,442
CHEMICALS - 1.7%			Piedmont Natural Gas Co,. Inc.	7,010	279,629
OM Group, Inc.	11,815	330,820			912,169
Stepan Co.	4,100	157,440	HEALTHCARE - PRODUCTS - 2.9%
		488,260	Alere, Inc. *	8,200	333,658
COMMERCIAL SERVICES - 3.2%			Greatbatch, Inc. *	10,120	491,427
Green Dot Corp. *	14,000	213,500			825,085
Korn/Ferry International *	8,440	240,540	HOME BUILDERS - 1.2%
Quad/Graphics, Inc.	11,500	230,460	Taylor Morrison Home Corp. *	19,430	345,271
SP Plus Corp. *	10,216	228,021
		912,521	HOME FURNISHINGS - 1.4%
COMPUTERS - 2.3%			Universal Electronics, Inc. *	6,317	402,646
DST Systems, Inc.	3,070	296,869
Insight Enterprises, Inc. *	14,940	353,630	INSURANCE - 5.6%
		650,499	American Equity Investment Life Holding Co.	12,917	329,513
DIVERSIFIED FINANCIAL SERVICES - 1.4%			Aspen Insurance Holdings Ltd.	6,600	285,912
Manning & Napier, Inc.	12,383	132,622	Endurance Specialty Holdings Ltd.	4,950	302,544
Piper Jaffray Cos *	5,470	279,243	First American Financial Corp.	9,520	323,870
		411,865	Hanover Insurance Group, Inc.	4,950	341,550
					1,583,389

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
Dunham Small Cap Value Fund
January 31, 2015

Security	Shares	Value	Security	Shares	Value
IRON/STEEL - 1.0%			SAVINGS & LOANS - 3.0%
Commercial Metals Co.	20,330	$ 272,829	Astoria Financial Corp.	23,500	$ 287,405
			Washington Federal, Inc.	14,460	287,176
LEISURE TIME - 0.9%			WSFS Financial Corp.	3,630	268,112
Steiner Leisure Ltd. *	5,986	261,109			842,693
			SEMICONDUCTORS - 3.1%
MEDIA - 1.1%			Emulex Corp. *	56,510	353,753
Meredith Corp	6,100	317,566	IXYS Corp.	12,842	145,115
			Tessera Technologies, Inc.	10,010	371,171
MINING - 0.4%					870,039
Coeur Mining, Inc. *	17,020	107,226	SOFTWARE - 1.1%
			Progress Software Corp. *	12,000	300,600
OIL & GAS - 2.5%
Parker Drilling Co. *	42,950	116,394	TELECOMMUNICATIONS - 2.8%
PBF Energy, Inc.	9,360	263,016	Atlantic Tele-Network, Inc.	4,540	301,592
Swift Energy Co. *	23,000	48,990	Polycom, Inc. *	22,780	302,974
Unit Corp. *	9,580	285,292	Spok Holdings, Inc.	10,330	176,850
		713,692			781,416
PACKAGING & CONTAINTERS - 1.0%			TEXTILES - 1.1%
Grief, Inc.	7,160	273,512	UniFirst Corp.	2,760	320,519

PHARMACEUTICALS - 2.6%			TRANSPORTATION - 2.0%
Hyperion Therapeutics, Inc. *	6,372	161,212	Con-way, Inc.	5,720	234,348
Owens & Minor, Inc.	8,760	299,855	Werner Enterprises, Inc.	11,320	322,960
Sagent Pharmaceuticals, Inc. *	10,800	277,236			557,308
		738,303
REITS - 16.1%			TOTAL COMMON STOCK - (Cost - $26,844,990)		27,886,434
Cedar Realty Trust, Inc.	45,120	359,155
Chesapeake Lodging Trust	10,670	391,802	SHORT-TERM INVESTMENT - 1.5%
Education Realty Trust, Inc.	9,340	323,164	MONEY MARKET FUND
First Industrial Realty Trust, Inc.	14,640	318,127	Invesco STIT-Treasury Portfolio - 0.01% +	420,140	420,140
First Potomac Realty Trust	24,740	316,672	(Cost - $420,140)
Government Properties Income Trust	10,830	246,924
Hudson Pacific Properties, Inc.	11,730	379,466	TOTAL INVESTMENTS - 99.9% (Cost - $27,265,130) (a)		$ 28,306,574
LaSalle Hotel Properties	8,420	340,673	OTHER ASSETS LESS LIABILITIES - 0.1%		22,386
Lexington Realty Trust	27,240	310,808	NET ASSETS - 100.0%		$ 28,328,960
Pennsylvania Real Estate Investment Trust	14,700	351,771
RLJ Lodging Trust	10,130	345,129	REIT - Real Estate Investment Trust
Select Income REIT	8,398	208,858	+ Variable rate security - interest rate is as January 31, 2015.
Summit Hotel Properties, Inc.	25,499	326,897	* Non Income producing security.
Sunstone Hotel Investors, Inc.	20,610	351,401	(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $27,281,597 and differs from market value by net unrealized appreciation (depreciation) on securities as follow:
		4,570,847
RETAIL - 5.2%
Ascena Retail Group, Inc. *	24,310	281,024		Unrealized Appreciation:	$ 2,692,872
Big Lots, Inc.	6,330	290,610		Unrealized Depreciation:	(1,668,274)
Cracker Barrel Old Country Store, Inc.	2,120	285,161		Net Unrealized Appreciation:	$ 1,024,598
Sonic Automotive, Inc.	13,761	338,933
Stage Stores, Inc.	13,500	270,000
		1,465,728

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Emerging Markets Stock Fund
January 31, 2015

Security	Shares	Value	Security	Shares	Value
COMMON STOCK - 96.2%
AIRLINES - 1.5%			ELECTRIC - 2.6%
Korean Air lInes Co. Ltd. *	7,500	$ 325,522	Huaneng Power International, Inc.	600,000	$ 839,664
Turk Hava Yollari	75,000	287,017	Korea Electric Power Corp. *	6,000	234,577
		612,539			1,074,241
AUTO MANUFACTURERS - 2.9%			ELECTRONICS - 3.4%
Tata Motors Ltd. - ADR *	25,000	1,233,000	AU Optronics Corp.	500,000	271,729
			Hon Hai Precision Industry Co., Ltd.	224,000	614,391
AUTO PARTS & EQUIPMENT - 1.1%			Pegatron Corp.	200,000	531,588
Hancock Tires Co. Ltd *	10,000	480,827			1,417,708
			ENGINEERING & CONSTRUCTION - 1.6%
BANKS - 22.9%			Airports of Thailand PCL - NVDR	40,000	394,195
Banco Macro SA - ADR	10,000	386,400	TAV Havalimanlari Holding AS	40,000	299,188
Bank Negara Indonesia Persero Tbk PT	1,000,000	489,805			693,383
Bank Rakyat Indonesia Persero Tbk PT	500,000	457,328	FOOD - 4.4%
China Construction Bank Corp.	700,000	560,236	Indofood Sukses Makmur Tbk PT	1,250,000	742,762
Commercial International Bank Egypt SAE - GDR	275,000	1,949,649	JBS SA	200,000	853,381
Creditcorp Ltd.	3,000	432,360	Thai Union Frozen Products PLC - NVDR	400,000	265,260
FirstRand Ltd.	150,000	668,515			1,861,403
Grupo Financiero Galicia SA - ADR	15,000	245,400	FOREST PRODUCTS & PAPER - 0.4%
ICICI Bank Ltd. - ADR	150,000	1,801,500	Mondi Ltd.	10,000	179,950
Industrial & Commercial Bank of China Ltd.	400,000	285,200
Kasikornbank PCL - NVDR	60,000	405,443	HOLDING COMPANIES - DIVERSIFIED - 1.2%
Krung Thai Bank PCL -NVDR	800,000	553,160	AVI Ltd.	50,000	362,850
Turkiye Halk Bankasi AS	75,000	482,906	Barloworld Ltd.	20,000	151,127
Turkiye Is Bankasi	200,000	581,346			513,977
United Bank Ltd.	187,700	334,002	HOME FURNISHINGS - 0.6%
		9,633,250	Vestel Elektronik Sanayi ve Ticaret AS *	100,000	245,388
BEVERAGES - 0.6%
Hite Jinro Co. Ltd. *	12,500	263,299	INSURANCE - 2.5%
			BB Seguridade Participacoes SA	50,000	548,282
BUILDING MATERIALS - 3.1%			PICC Property & Casualty Co., Ltd.	250,000	487,493
China Resources Cement Holdings Ltd.	400,000	237,335			1,035,775
Lucky Cement Ltd.	100,000	511,840	INTERNET- 1.2%
Taiwan Cement Corp.	400,000	539,814	MercadoLibre, Inc.	4,000	495,760
		1,288,989
CHEMICALS - 2.8%			IRON / STEEL- 0.9%
Engro Corp Ltd.	250,000	734,162	Eregli Demir ve Celik Fabrikalari TAS	200,000	359,532
PTT Global Chemical PCL - NVDR	250,000	430,873
		1,165,035	MACHINERY & CONSTRUCTION - 0.8%
COAL - 0.8%			United Tractors TBK PT	250,000	351,665
China Shenhua Energy Co. Ltd.	125,000	343,067
			MINING - 2.3%
COMMERCIAL SERVICES - 2.3%			Cia de Minas Buenaventura SAA - ADR	25,000	285,500
Zhejiang Expressway Co., Ltd.	750,000	954,253	Gold Fields Ltd. - ADR	75,000	442,500
			Sesa Sterlite Ltd. - ADR	20,000	259,800
COMPUTERS - 7.6%					987,800
Infosys Ltd. - ADR	48,000	1,635,840	OIL & GAS - 4.0%
Innolux Corp.	750,000	361,168	Pakistan Petroleum Ltd.	200,000	337,317
Inventec Corp.	600,000	442,971	PTT PCL - NVDR	75,000	792,010
Lenovo Group Ltd.	600,000	772,417	Sasol Ltd.	5,000	180,859
		3,212,396	YPF SA - ADR	15,000	351,750
DISTRIBUTION / WHOLESALE - 1.0%					1,661,936
SK Networks Co., Ltd. *	50,000	428,271	PHARMACEUTICALS - 1.8%
			Dr. Reddy's Laboratories Ltd. - ADR	15,000	757,050
DIVERSIFIED FINANCIAL SERVICES - 3.0%
CTBC Financial Holding Co., Ltd.	1,265,649	802,527
Mirae Asset Securities Co., Ltd. *	10,500	441,836
		1,244,363

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
Dunham Emerging Markets Stock Fund
January 31, 2015

Security	Shares	Value	Security	Shares		Value
			SHORT-TERM INVESTMENT - 1.7%
REAL ESTATE - 1.4%			MONEY MARKET FUND - 1.7%
Pakuwon Jati Tbk PT	8,000,000	$ 313,586	First American Government Obligations Fund - 0.01% +
Shimao Property Holdings Ltd.	125,000	262,328	(Cost - $726,302)	726,302		$ 726,302
		575,914
RETAIL - 1.0%			TOTAL INVESTMENTS - 100.0% (Cost - $37,984,019) (a)			$ 42,039,969
GOME Electrical Appliances Holding Ltd.	3,000,000	412,884	OTHER ASSETS LESS LIABILITIES - 0.0%			2,988
			NET ASSETS - 100.0%			$ 42,042,957
SEMICONDUCTORS - 8.6%
Advanced Semiconductor Engineering, Inc. - ADR	150,000	991,500	* Non-income producing security.
Siliconware Precision Industries Co., Ltd - ADR	50,000	428,000	+ Variable rate security. Interest rate is as of January 31, 2015.
SK Hynx, Inc. *	25,000	1,079,810	ADR - American Depositary Receipt.	ETF - Exchange Traded Funds
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	50,000	1,135,500	GDR - Global Depositary Receipt.	NVDR - Non-Voting Depositary Receipt
		3,634,810	(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes
TELECOMMUNICATIONS - 7.9%			is $37,990,456 and differs from market value by net unrealized appreciation (depreciation) on
China Mobile Ltd.	75,000	982,959	securities as follow:		Unrealized Appreciation:	$ 5,327,461
Global Telecom Holding - GDR *	200,000	576,000			Unrealized Depreciation:	(1,277,948)
Samart Corp. PLC - NVDR	400,000	493,623			Net Unrealized Appreciation:	$ 4,049,513
SK Telecom Co., Ltd.	1,000	262,047
Telecom Argentina SA - ADR	12,000	228,720
Telekomunikasi Indonesia Persero Tbk PT	2,500,000	554,796
Turkcell lletisim Hizmetleri AS *	40,000	230,907
		3,329,052

TOTAL COMMON STOCK (Cost - $36,361,852)		40,447,517

EXCHANGE TRADED FUNDS - 2.1%
EQUITY FUNDS - 2.1%
iShares MSCI Thailand Capped ETF	7,500	599,250
iShares MSCI Turkey ETF	5,000	266,900
TOTAL EXCHANGE TRADED FUNDS (Cost - $895,865)		866,150

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Small Cap Growth Fund
January 31, 2015

Security	Shares	Value	Security	Shares	Value
COMMON STOCK - 98.4%			DIVERSIFIED FINANCIAL SERVICES - 1.7%
ADVERTISING - 1.2%			ELLIE Mae, Inc. *	6,712	$ 296,939
MDC Partners, Inc. - Class A	16,496	$ 394,254	Portfolio Recovery Associates, Inc. *	5,234	259,188
					556,127
AEROSPACE/DEFENSE - 0.5%			ELECTRONICS - 1.0%
M/A-COM Technology Solutions, Inc. *	4,940	160,599	IMAX Corp. *	9,660	321,968

AIRLINES - 3.0%			ENGINEERING & CONSTRUCTION - 0.8%
Allegiant Travel Co.	2,423	439,217	Tutor Perini Corp. *	11,862	257,524
Spirit Airlines, Inc. *	3,740	277,284
Virgin America, Inc. *	7,309	245,144	ENTERTAINMENT - 0.9%
		961,645	AMC Entertainment Holdings, Inc.	10,630	298,916
APPAREL - 3.3%
Carter's, Inc.	3,411	277,962	ENVIRONMENTAL CONTROL - 1.2%
G-III Apparel Group Ltd. *	3,271	317,941	US Ecology, Inc.	8,943	370,777
Sequential Brands Group, Inc. *	11,216	116,086
Skechers U.S.A., Inc. - Class A *	5,780	348,823	FOOD - 1.1%
		1,060,812	United Natural Foods, Inc. *	4,693	362,675
AUTO PARTS & EQUIPMENT - 0.7%
Motorcar Parts of America, Inc. *	8,707	227,427	HEALTHCARE-PRODUCTS - 11.7%
			Abaxis, Inc.	5,508	338,632
BANKS - 3.4%			Cepheid, Inc. *	5,142	290,574
Bank of the Ozarks	9,429	305,782	Cooper Cos, Inc.	1,432	225,755
BankUnited, Inc.	8,788	243,076	DexCom, Inc. *	8,058	481,707
Customers Bancorp, Inc. *	15,026	295,261	Inogen, Inc. *	9,460	289,476
Signature Bank *	2,006	234,963	K2M Group Holdings, Inc. *	19,693	372,198
		1,079,082	LDR Holding Corp. *	8,125	271,944
BEVERAGES - 0.8%			Nanostring Technologies, Inc. *	10,664	133,940
Keurig Green Mountain, Inc.	2,052	251,493	Novadaq Technologies, Inc. *	16,859	239,904
			Spectranetics Corp. *	8,628	282,222
BIOTECHNOLOGY - 2.3%			STERIS Corp.	4,473	291,729
Exact Sciences Corp. *	10,053	273,542	Zeltiq Aesthetics, Inc. *	15,129	487,305
Synageva BioPharma Corp. *	1,615	186,080			3,705,386
Vertex Pharmaceuticals, Inc. *	2,504	275,791	HEALTHCARE-SERVICES - 3.4%
		735,413	Acadia Healthcare Co., Inc. *	4,605	265,939
BUILDING MATERIALS - 3.6%			Centene Corp. *	2,896	316,127
Apogee Enterprises, Inc.	8,013	346,642	Surgical Care Affiliates, Inc. *	15,077	486,233
Caesarstone Sdot-Yam Ltd.	4,993	310,065			1,068,299
NCI Building Systems, Inc. *	15,820	244,103	INSURANCE - 0.8%
PGT, Inc. *	27,419	235,529	Federated National Holding Co.	8,907	259,283
		1,136,339
COMMERICAL SERVICES - 5.7%			INTERNET - 5.1%
Aaron's, Inc.	8,743	276,803	ComScore, Inc. *	9,729	404,337
ICF International, Inc. *	3,614	135,019	GrubHub, Inc. *	7,581	261,014
Multi-Color Corp.	5,020	292,264	Marketo, Inc. *	10,456	360,000
Team Health Holdings, Inc. *	4,380	226,446	TrueCar, Inc. *	13,267	233,234
TriNet Group, Inc. *	9,412	312,196	Zendesk, Inc. *	11,492	277,991
WEX, Inc. *	2,447	225,246	Zulily, Inc. *	4,785	88,523
WuXi Pharma Tech Cayman - ADR *	8,993	360,619			1,625,099
		1,828,593	LEISURE TIME - 0.5%
COMPUTERS - 3.8%			Malibu Boats, Inc. *	8,011	174,800
EPAM Systems *	6,016	294,363
iGate Corp. *	8,054	285,112	MISCELLANEOUS MANUFACTURING - 1.8%
Manhattan Associates, Inc. *	7,245	323,417	CLARCOR, Inc.	4,652	290,890
Synaptics, Inc. *	3,920	301,095	Proto Labs, Inc. *	4,565	293,940
		1,203,987			584,830

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Small Cap Growth Fund (Continued)
January 31, 2015

Security	Shares	Value	Security	Shares	Value
OIL & GAS - 2.5%			SOFTWARE (Continued) - 10.9%
Diamondback Energy, Inc. *	3,516	$ 242,569	Pegasystems, Inc.	12,681	$ 248,167
PDC Energy, Inc. *	5,854	268,933	Proofpoint, Inc. *	8,070	403,500
RSP Permian, Inc. *	10,938	293,138	Qlik Technologies, Inc. *	10,848	308,083
		804,640	Radware Ltd. *	14,617	281,231
PHARMACEUTICALS - 4.3%			ServiceNow, Inc. *	4,384	319,594
Auspex Pharmaceuticals, Inc. *	4,882	299,999	SolarWinds, Inc. *	6,732	324,146
Depomed, Inc. *	15,219	278,051	Tyler Technologies, Inc. *	2,479	262,972
Nevro Corp. *	7,532	343,158	Verint Systems, Inc. *	5,234	279,391
Pacira Pharmaceuticals, Inc. *	1,439	154,477			3,479,877
Quintiles Transnational *	4,928	298,144	TELECOMMUNICATIONS - 0.5%
		1,373,829	Fortinet, Inc. *	5,077	151,777
REAL ESTATE - 1.2%
Marcus & Millichap, Inc. *	10,820	370,910	TEXTILES - 0.9%
			UniFirst Corp.	2381	276,506
RETAIL - 10.3%
Buffalo Wild Wings, Inc. *	2,186	389,808	TRANSPORTATION - 3.8%
Burlington Stores, Inc. *	10,179	507,830	ArcBest Corp.	6,475	241,258
Cabela's, Inc. - Class A *	2,643	145,233	Old Dominion Freight Line, Inc. *	4,728	331,527
CarMax, Inc. *	5,192	322,423	Saia, Inc. *	8,119	341,891
Five Below, Inc. *	7,166	238,771	Swift Transportation Co. *	11,564	284,243
Jack in the Box, Inc.	4,203	356,372			1,198,919
Mattress Firm Holding Corp. *	2,404	138,518
Papa John's Intl., Inc.	5,875	372,828	TOTAL COMMON STOCK		31,299,178
Pier 1 Imports, Inc.	16,945	284,845	(Cost - $27,630,865)
Red Robin Gourmet Burgers, Inc. *	2,316	179,490
Restoration Hardware Holding *	3,407	298,215	SHORT-TERM INVESTMENT - 4.3%
		3,234,333	MONEY MARKET FUND - 4.3%
SEMICONDUCTORS - 5.7%			Fidelity Institutional Money Market Fund -
Avago Technologies Ltd.	4,173	429,318	Government Portfolio, 0.01% +	1,378,138	1,378,138
Cavium, Inc. *	4,885	287,287	TOTAL SHORT-TERM INVESTMENT
IPG Photonics Corp. *	4,495	335,507	(Cost - $1,378,138)
Mellanox Technologies Ltd. *	6,433	283,181
NXP Semiconductor NV *	3,811	302,365	TOTAL INVESTMENTS - 102.7% (Cost - $29,009,003) (a)		$ 32,677,316
Silicon Motion Technology Corp. - ADR	5,219	145,401	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.7) %		(857,499)
		1,783,059	NET ASSETS - 100.0%		$ 31,819,817
SOFTWARE - 10.9%
Cvent, Inc. *	17,059	426,134
Everyday Health, Inc. *	10,024	139,133	* Non-Income producing security.
Medidata Solutions, Inc. *	6,493	279,134	ADR - American Depositary Receipt.
Paycom Software, Inc. *	7,963	208,392	+ Variable rate security. Interest rate is as of January 31, 2015.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $29,178,724 and differs from market value by net unrealized appreciation (depreciation) on securities as follows:
			Unrealized Appreciation		$ 4,562,972
			Unrealized Depreciation		(1,064,380)
			Net Unrealized Appreciation		$ 3,498,592

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Funds
January 31, 2015

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation – In determining each Fund’s Net Asset Value (“NAV”) per share, equity securities for which market quotations are readily available are valued at current market value using the last reported sales price. NASDAQ traded securities are valued using the NASDAQ official closing price (“NOCP”). If no sale price is reported, the mean between the current bid and ask. If market quotations are not readily available, then securities are valued at fair value as determined by the Board of Trustees (the “Board”) (or its delegate). U.S. Government and agency securities are valued at the mean between the most recent bid and asked prices. Short-term debt instruments with a remaining maturity of more than 60 days, intermediate and long-term bonds, convertible bonds, and other debt securities are generally valued on the basis of dealer supplied quotations or by a pricing system selected by Dunham & Associates Investment Counsel, Inc. (“Dunham & Associates” or the “Adviser”) and approved by the Board. Where such prices are not available, valuations will be obtained from brokers who are market makers for such securities. However, in circumstances where the Adviser deems it appropriate to do so, the mean of the bid and asked prices for over-the-counter securities or the last available sale price for exchange-traded debt securities may be used. Where no last sale price for exchange traded debt securities is available, the mean of the bid and asked prices may be used. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Options are valued at the last reported sale price at the close of the exchange on which the security is primarily traded. If no sales are reported for the exchange-traded options, or the options are not exchange-traded, then they are valued at the mean of their most recent quoted bid and asked price.

Equity swaps are valued at the last reported sale price at the close of the exchange on which the underlying security is primarily traded. If no sale price is reported, the mean between the current bid and ask price or in the absence of a sale, at mean between current bid and cash price.

Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation, or in the absences of a last sale at the mean between the bid and ask price. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate.

Trading in securities on Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each business day in New York (i.e., a day on which the NYSE is open). In addition, Far Eastern securities trading generally, or in a particular country or countries, may not take place on all business days in New York. Furthermore, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days, which are not business days in New York, and on which a Fund’s net asset value is not calculated. Each Fund calculates net asset value per share, and therefore effects sales, redemptions and repurchases of its shares, as of the close of regular trading on the NYSE once on each day on which the NYSE is open. Such calculation may not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation. If events that may materially affect the value of such securities occur between the time when their price is determined and the time when the Fund’s net asset value is calculated, such securities may be valued at fair value as determined in good faith in accordance with procedures approved by the Board.

Securities in which the Funds invest may be traded in markets that close before 4:00 p.m. Eastern Time (“ET”). Normally, developments that occur between the close of the foreign markets and 4:00 p.m. ET will not be reflected in the Fund’s NAV. However, Funds may determine that such developments are so significant that they will materially affect the value of the Fund’s securities, and the Fund may adjust the previous closing prices to reflect what the Board believes to be the fair value of these securities as of 4:00 p.m. ET. Equity securities issued by foreign companies are fair valued on a daily basis using prices received from an independent pricing service.

Securities for which current market quotations are not readily available, or for which quotations are not deemed to be representative of market values, are valued at fair value as determined in good faith by or under the direction of the Board in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end investment companies. Open-end funds are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based on the methods established by the board of directors of the open-end funds.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
Dunham Funds
January 31, 2015

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of January 31, 2015 for the Fund’s assets and liabilities measured at fair value:

Corporate/Government Bond Fund
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes *	$ -	$ 30,509,140	$ -	$ 30,509,140
Foreign Government Bonds	-	425,025	-	425,025
Municipal	-	2,700,650	-	2,700,650
U.S. Government & Agency	-	15,944,643	-	15,944,643
Bank Loans	-	3,522,606	-	3,522,606
Preferred Stock *	752,320	-	-	752,320
Short-Term Investments	934,878	-	-	934,878
Total Investments	$ 1,687,198	$ 53,102,064	$ -	$ 54,789,262

Monthly Distribution
Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 193,775,387	$ -	$ -	$ 193,775,387
Rights	36,382	-	-	36,382
Closed-End Funds	1,647,201	-	-	1,647,201
Preferred Stock *	25,208,033	-		25,208,033
Bonds & Notes *	-	30,718,979	-	30,718,979
Purchased Options	2,348,953	-	-	2,348,953
Short-Term Investments	41,623,921	-	-	41,623,921
Total Investments	$ 264,639,877	$ 30,718,979	$ -	$ 295,358,856
Derivatives
Forward Currency Exchange Contracts	$ -	$ 1,808,331	$ -	$ 1,808,331
Equity Swap Contracts		1,822,974		1,822,974
Total Derivatives	$ -	$ 3,631,305	$ -	$ 3,631,305
Liabilities
Securities Sold Short	$ 45,125,041	$ -	$ -	$ 45,125,041
Total Investments	$ 45,125,041	$ -	$ -	$ 45,125,041
Derivatives
Written Options	$ 7,428,328	$ -	$ -	$ 7,428,328
Forward Currency Exchange Contracts	-	195,554	-	195,554
Equity Swap Contracts	-	5,444,732	-	$ 5,444,732
Total Derivatives	$ 7,428,328	$ 5,640,286	$ -	$ 13,068,614

Floating Rate Bond
Assets	Level 1	Level 2	Level 3	Total
Bank Loans *	-	70,903,715		70,903,715
Bonds & Notes *	-	4,925,782	-	4,925,782
Short-Term Investment	5,281,281	-	-	5,281,281
Total Investments	$ 5,281,281	$ 75,829,497	$ -	$ 81,110,778

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
Dunham Funds
January 31, 2015

High Yield Bond
Assets	Level 1	Level 2	Level 3	Total
Bonds & Notes *	$ -	$ 127,428,211	$ -	$ 127,428,211
Preferred Stock *	329,650	-	-	329,650
Short-Term Investment	4,747,358	-	-	4,747,358
Total Investments	$ 5,077,008	$ 127,428,211	$ -	$ 132,505,219

International Opportunity Bond Fund
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes *	$ -	$ 19,885,596	$ -	$ 19,885,596
Collateraized Mortgage Back Securities		222,772		222,772
Foreign Government Bonds	-	28,761,375	-	28,761,375
Short-Term Investments	688,808	-	-	688,808
Total Investments	$ 688,808	$ 48,869,743	$ -	$ 49,558,551
Derivatives
Futures	$ -	$ 87,260	$ -	$ 87,260
Forward Currency Contracts	-	1,304,916	-	1,304,916
Total Derivatives	$ -	$ 1,392,176	$ -	$ 1,392,176
Total Assets	$ 688,808	$ 50,261,919	$ -	$ 50,950,727
Liabilities-Derivatives
Futures	$ 19,247	$ -	$ -	$ 19,247
Forward Currency Contracts	882,844	-	-	882,844
Total Derivatives	$ 902,091	$ -	$ -	$ 902,091

Dynamic Macro Fund
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 6,181,867	$ -	$ -	$ 6,181,867
Options	823,414	-	-	823,414
Short-Term Investments	11,393,810	-	-	11,393,810
Total Investments	$ 18,399,091	$ -	$ -	$ 18,399,091
Derivatives
Futures	364,184	-	-	364,184
Total Assets	$ 18,763,275	$ -	$ -	$ 18,763,275
Liability-Derivatives
Futures	122,066	-	-	122,066
Total Liabilities	$ 122,066	$ -	$ -	$ 122,066

Alternative Strategy
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 14,289,668	$ -	$ -	$ 14,289,668
Short-Term Investments	3,741,469	-	-	$ 3,741,469
Total Investments	$ 18,031,137	$ -	$ -	$ 18,031,137

Appreciation & Income
Assets	Level 1	Level 2	Level 3	Total
Convertible Bonds *	-	21,521,826	-	21,521,826
Preferred Stock *	3,555,903	-	-	3,555,903
Short-Term Investment	1,829,577	-	-	1,829,577
Total Investments	$ 5,385,480	$ 21,521,826	$ -	$ 26,907,306

Large Cap Value
Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 51,558,685	$ -	$ -	$ 51,558,685
Short-Term Investments	1,326,582	-	-	$ 1,326,582
Total Investments	$ 52,885,267	$ -	$ -	$ 52,885,267

Alternative Income Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 7,667,172	$ -	$ -	$ 7,667,172
Exchange Traded Funds	389,580	-	-	389,580
Short-Term Investment	198,126	-	-	198,126
Total Investments	$ 8,254,878	$ -	$ -	$ 8,254,878

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
Dunham Funds
January 31, 2015

Focused Large Cap Growth
Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 55,175,179	$ -	$ -	$ 55,175,179
Short-Term Investment	193,735	-	-	193,735
Total Investments	$ 55,368,914	$ -	$ -	$ 55,368,914

Real Estate Stock
Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 345,456	$ -	$ -	$ 345,456
REITs *	54,289,044	-	-	54,289,044
Short-Term Investment	326,598	-	-	326,598
Total Investments	$ 54,961,098	$ -	$ -	$ 54,961,098

International Stock
Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 14,793,540	$ 56,771,501	$ -	$ 71,565,041
Preferred Stock *	277,963	423,592	-	701,555
Short-Term Investments	1,206,559	-	-	1,206,559
Total Investments	$ 16,278,062	$ 57,195,093	$ -	$ 73,473,155
Derivatives
Forward Currency Exchange Contracts	-	1,230,023	-	1,230,023
Total Assets	$ 16,278,062	$ 58,425,116	$ -	$ 74,703,178
Liabilities - Derivatives
Forward Currency Exchange Contracts	-	1,563,551	-	1,563,551
Total Liabilities	$ -	$ 1,563,551	$ -	$ 1,563,551

Small Cap Value
Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 27,886,434	$ -	$ -	$ 27,886,434
Short-Term Investments	420,140	-	-	420,140
Total Investments	$ 28,306,574	$ -	$ -	$ 28,306,574

Emerging Markets Stock
Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 15,375,209	$ 25,072,308	$ -	$ 40,447,517
Exchange Traded Funds	866,150	-	-	866,150
Short-Term Investments	726,302	-	-	726,302
Total Investments	$ 16,967,661	$ 25,072,308	$ -	$ 42,039,969

Small Cap Growth
Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 31,299,178	$ -	$ -	$ 31,299,178
Short-Term Investment	1,378,138	-		1,378,138
Total Investments	$ 32,677,316	$ -	$ -	$ 32,677,316

* See each Fund’s Schedule of Investments for industry classification.

The Funds did not hold any Level 3 securities during the period.
There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Funds’ policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

Foreign Currency Translations – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments, are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
Dunham Funds
January 31, 2015

Forward Currency Contracts – As foreign securities are purchased, a Fund generally enters into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks. A Fund may also enter into forward currency contracts as an investment strategy consistent with that Fund’s investment objective. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by a Fund as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from investments and foreign currency in the Statements of Operations.

Options – Monthly Distribution and Dynamic Macro are subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against this risk.

A Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio. When a Fund writes an option, there is no taxable event and an amount equal to the premium received is recorded by the Fund as an asset and an equivalent liability. The liability is thereafter valued to reflect the current value of the option. If the option is not exercised and expires, or if the Fund effects a closing purchase transaction, the Fund realizes a gain (or loss in the case of a closing purchase transaction where the cost to close the transaction exceeds the original premium received), and the liability related to the option is extinguished. Any such gain or loss generally is a short-term capital gain or loss for federal income tax purposes. If a call option that a Fund has written on any equity security is exercised, the Fund realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. If a put option that the Fund has written on an equity security is exercised, the amount of the premium originally received reduces the cost of the security that the Fund purchases upon exercise of the option. When a Fund writes a put option, the Fund must deposit cash or liquid securities into a segregated account equal to the put option’s exercise value (number of shares times strike price).

A Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities.

Futures Contracts – The International Opportunity Bond Fund and Dynamic Macro are subject to interest rate risk and forward currency exchange rate risk in the normal course of pursuing its investment objective. The International Opportunity Bond Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities and interest rates. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates cash having a value at least equal to the amount of the current obligation under any open futures contract. With futures, there is minimal counterparty credit risk to the International Opportunity Bond Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Short Sales – A "short sale" is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss. Conversely, if the price declines, the Fund will realize a gain.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
Dunham Funds
January 31, 2015

Swap Agreements – Monthly Distribution is subject to equity price risk in the normal course of pursuing its investment objectives. The Funds may enter into various swap transactions for investment purposes to manage equity risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments. The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statement of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of its current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that that amount is positive.

The following is a summary of the unrealized gain/(loss) of the derivative instruments utilized by the Funds as of January 31, 2015 categorized by risk exposure:
	Unrealized Gain/(Loss) at 1/31/2015
Risk Exposure Category	Monthly Distribution	International Stock	Dynamic Macro	International Opportunity Bond Fund
Commodity contracts	$ -	$ -	$ -	$ -
Equity contracts	(2,826,183)	-	254,787	-
Foreign exchange contracts	1,612,777	(333,528)	-	422,072
Interest rate contracts	-	-	810,745	68,013
Total	$ (1,213,406)	$ (333,528)	$ 1,065,532	$ 490,085

The notional value of the derivative instruments outstanding as of January 31, 2015 as disclosed in the Schedule of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above serve as indicators of the volume of derivative activity.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dunham Funds

By (Signature and Title)

/s/Jeffrey Dunham

Jeffrey Dunham, President

Date 3/31/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Jeffrey Dunham

Jeffrey Dunham, President

Date 3/31/2015

By (Signature and Title)

/s/Denise Iverson

Denise Iverson, Treasurer

Date 3/31/2015